UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (36.9%)
Australia (0.3%)
AGL Energy Ltd.	473	$5
ALS Ltd.	384	1
Alumina Ltd.	2,423	2
Amcor Ltd.	900	8
AMP Ltd.	2,048	8
APA Group	1,025	6
Arrium Ltd. (a)	1,334	—	@
Asciano Ltd.	1,125	7
ASX Ltd.	226	6
Aurizon Holding Ltd.	1,907	7
Australia & New Zealand Banking Group Ltd.	1,798	35
Bank of Queensland Ltd.	529	4
Bendigo and Adelaide Bank Ltd.	655	5
BHP Billiton Ltd.	1,945	31
BlueScope Steel Ltd.	476	1
Boral Ltd.	759	3
Brambles Ltd.	1,026	7
carsales.com Ltd.	259	2
Coca-Cola Amatil Ltd.	566	4
Commonwealth Bank of Australia	939	48
Computershare Ltd.	434	3
Crown Resorts Ltd.	383	3
CSL Ltd.	301	19
Evolution Mining Ltd.	113,008	101
Flight Centre Travel Group Ltd.	96	2
Fortescue Metals Group Ltd.	1,239	2
Goodman Group REIT	1,707	7
Iluka Resources Ltd.	391	2
Incitec Pivot Ltd.	1,499	4
Insurance Australia Group Ltd.	1,578	5
James Hardie Industries PLC CDI	430	5
Lend Lease Group REIT	547	5
Macquarie Group Ltd.	225	12
Mirvac Group REIT	4,373	5
National Australia Bank Ltd.	1,525	32
Newcrest Mining Ltd. (a)	52,576	476
Northern Star Resources Ltd.	70,543	134
OceanaGold Corp.	9,812	15
Oil Search Ltd.	1,105	6
Orica Ltd.	285	3
Origin Energy Ltd.	726	2
Qantas Airways Ltd. (a)	2,647	7
QBE Insurance Group Ltd.	806	7
Rio Tinto Ltd.	287	10
Santos Ltd.	812	2
Scentre Group REIT	4,516	12
Seek Ltd.	315	3
Sonic Healthcare Ltd.	363	5
South32 Ltd. (a)	1,945	2
South32 Ltd. (a)	2,734	3
Stockland REIT	2,190	6
Suncorp Group Ltd.	832	7
Sydney Airport	1,573	7
Tatts Group Ltd.	2,566	7
Telstra Corp., Ltd.	7,362	29
Transurban Group	1,135	8
Treasury Wine Estates Ltd.	648	3

Wesfarmers Ltd.	683	19
Westfield Corp. REIT	1,283	9
Westpac Banking Corp.	1,900	40
Woodside Petroleum Ltd.	431	9
Woolworths Ltd.	767	13
WorleyParsons Ltd.	295	1
		1,242
Austria (0.3%)
Erste Group Bank AG (a)	45,049	1,310
Raiffeisen Bank International AG (a)	238	3
		1,313
Belgium (1.2%)
Anheuser-Busch InBev N.V.	21,210	2,253
KBC Groep N.V.	48,487	3,057
Viohalco SA (a)	2,990	8
		5,318
Canada (0.8%)
Agnico-Eagle Mines Ltd.	13,650	346
Barrick Gold Corp.	64,540	410
Centerra Gold, Inc.	27,600	156
Detour Gold Corp. (a)	20,180	215
Eldorado Gold Corp.	64,840	209
First Majestic Silver Corp. (a)	940	3
Franco-Nevada Corp.	10,880	479
Goldcorp, Inc.	34,920	437
Kinross Gold Corp. (a)	134,230	231
Lululemon Athletica, Inc. (a)	4,700	238
New Gold, Inc. (a)	58,160	132
Osisko Gold Royalties Ltd.	10,680	113
Pan American Silver Corp.	17,560	111
SEMAFO, Inc. (a)	34,470	75
Silver Wheaton Corp.	28,690	345
Yamana Gold, Inc.	86,750	147
		3,647
China (0.1%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)(d)	178,000	27
Zhaojin Mining Industry Co., Ltd. H Shares (b)	97,000	51
Zijin Mining Group Co., Ltd. H Shares (b)	636,000	168
		246
Denmark (0.0%)
Danske Bank A/S	1,434	43

Finland (0.1%)
Nokia Oyj	84,768	581

France (10.1%)
Accor SA	60,681	2,841
Air Liquide SA	10,228	1,212
Airbus Group SE	16,143	959
Atos SE	23,274	1,787
AXA SA	59,872	1,454
BNP Paribas SA	33,250	1,958
Bouygues SA	72,254	2,571

Cap Gemini SA	43,707	3,895
Carrefour SA	13,662	405
Cie de Saint-Gobain	92,113	4,001
Credit Agricole SA	288,491	3,310
Danone SA	17,084	1,080
Engie	45,785	741
Essilor International SA	4,844	592
Groupe Eurotunnel SE	48,828	665
Hermes International	80	29
L’Oreal SA	7,045	1,225
LVMH Moet Hennessy Louis Vuitton SE	7,689	1,312
Natixis SA	1,938	11
Orange SA	43,449	657
Rexel SA	57,427	706
Sanofi	33,672	3,208
Schneider Electric SE	16,646	933
Societe Generale SA	24,021	1,075
Total SA	64,917	2,927
Unibail-Rodamco SE REIT	2,151	558
Vinci SA	72,065	4,582
Vivendi SA	36,776	871
		45,565
Germany (5.6%)
Allianz SE (Registered)	13,208	2,070
BASF SE	25,227	1,925
Bayer AG (Registered)	22,901	2,927
Bayerische Motoren Werke AG	7,119	630
Commerzbank AG (a)	138,439	1,457
Daimler AG (Registered)	28,231	2,046
Deutsche Bank AG (Registered)	36,960	994
Deutsche Boerse AG	40,487	3,485
Deutsche Post AG (Registered)	27,273	755
Deutsche Telekom AG (Registered)	86,035	1,527
E.ON SE	56,647	486
Muenchener Rueckversicherungs AG (Registered)	3,351	624
ProSiebenSat.1 Media SE (Registered)	39,024	1,911
RWE AG	10,558	120
SAP SE	26,350	1,705
Siemens AG (Registered)	22,102	1,975
Volkswagen AG (Preference)	4,335	474
		25,111
Greece (0.2%)
Aegean Airlines SA	3,255	25
Alpha Bank AE (a)	208,823	25
Athens Water Supply & Sewage Co., SA (The)	2,222	14
Attica Bank SA (a)	138,815	5
Ellaktor SA (a)	10,372	18
Eurobank Ergasias SA (a)	508,419	13
FF Group (a)	3,070	63
Fourlis Holdings SA (a)	4,363	12
Frigoglass SAIC (a)	1,494	3
GEK Terna Holding Real Estate Construction SA (a)	8,891	17
Grivalia Properties REIC AE REIT	2,964	27
Hellenic Exchanges - Athens Stock Exchange SA	12,586	70
Hellenic Petroleum SA (a)	6,639	40
Hellenic Telecommunications Organization SA	15,328	134
Intralot SA-Integrated Lottery Systems & Services (a)	3,813	7
JUMBO SA	12,647	111

Lamda Development SA (a)	1,030	5
Marfin Investment Group Holdings SA (a)	59,935	5
Metka SA	2,058	17
Motor Oil Hellas Corinth Refineries SA (a)	4,327	52
Mytilineos Holdings SA (a)	10,269	54
National Bank of Greece SA (a)	93,517	40
OPAP SA	13,239	120
Piraeus Bank SA (a)	115,039	10
Piraeus Port Authority SA	366	6
Public Power Corp. SA	21,817	114
Sarantis SA	527	4
Terna Energy SA (a)	2,749	8
Thrace Plastics Co., SA	1,803	3
Titan Cement Co., SA	2,124	48
		1,070
Hong Kong (0.0%)
Bank of East Asia Ltd. (The)	2,400	8
BOC Hong Kong Holdings Ltd.	7,500	22
G-Resources Group Ltd.	1,527,000	40
Hang Seng Bank Ltd.	1,600	29
		99
Ireland (0.9%)
Bank of Ireland (a)	3,868,960	1,506
CRH PLC	87,157	2,303
		3,809
Israel (0.0%)
Bank Hapoalim BM	2,164	11
Bank Leumi Le-Israel BM (a)	2,851	11
Mizrahi Tefahot Bank Ltd.	283	3
		25
Italy (5.4%)
Assicurazioni Generali SpA	30,405	558
Atlantia SpA	131,395	3,679
Banca Monte dei Paschi di Siena SpA (a)	34,592	62
Banco Popolare SC (a)	40,037	592
Enel SpA	187,168	837
Eni SpA	76,096	1,197
Intesa Sanpaolo SpA	2,313,738	8,170
Mediobanca SpA	309,090	3,041
UniCredit SpA	885,726	5,520
Unione di Banche Italiane SCPA	109,965	780
		24,436
Japan (0.7%)
Advantest Corp.	2,000	14
Aeon Co., Ltd.	1,200	19
Alps Electric Co., Ltd.	900	26
Aozora Bank Ltd.	2,000	7
Asahi Group Holdings Ltd.	900	29
Astellas Pharma, Inc.	4,000	52
Bank of Yokohama Ltd. (The)	2,000	12
Bridgestone Corp.	900	31
Canon, Inc.	1,300	38
Casio Computer Co., Ltd.	1,000	18

Central Japan Railway Co.	200	32
Chiba Bank Ltd. (The)	1,000	7
Chiyoda Corp.	1,000	7
Chugai Pharmaceutical Co., Ltd.	900	28
Chugoku Bank Ltd. (The)	300	4
COMSYS Holdings Corp.	1,100	13
Credit Saison Co., Ltd.	1,100	20
Daiichi Sankyo Co., Ltd.	1,000	17
Daikin Industries Ltd.	800	45
Daiwa House Industry Co., Ltd.	1,000	25
Denso Corp.	800	34
Dentsu, Inc.	900	46
Dowa Holdings Co., Ltd.	1,000	8
Eisai Co., Ltd.	900	53
FANUC Corp.	800	123
Fast Retailing Co., Ltd.	800	325
Fuji Heavy Industries Ltd.	900	33
FUJIFILM Holdings Corp.	1,000	38
Fukuoka Financial Group, Inc.	1,000	5
Gunma Bank Ltd. (The)	1,000	6
Hachijuni Bank Ltd. (The)	1,000	7
Hino Motors Ltd.	1,000	10
Hiroshima Bank Ltd. (The)	1,000	6
Hitachi Construction Machinery Co., Ltd.	1,000	13
Hokuhoku Financial Group, Inc.	2,000	5
Honda Motor Co., Ltd.	1,700	51
Isetan Mitsukoshi Holdings Ltd.	1,100	17
ITOCHU Corp.	1,300	14
Iyo Bank Ltd. (The)	500	6
Japan Tobacco, Inc.	800	25
JGC Corp.	1,000	13
Joyo Bank Ltd. (The)	1,000	5
JTEKT Corp.	900	13
Kao Corp.	1,000	45
KDDI Corp.	4,800	107
Kikkoman Corp.	1,000	28
Kirin Holdings Co., Ltd.	1,000	13
Komatsu Ltd.	1,000	15
Konami Corp.	900	20
Kubota Corp.	1,000	14
Kuraray Co., Ltd.	1,600	20
Kyocera Corp.	1,700	78
Marui Group Co., Ltd.	1,300	16
Matsui Securities Co., Ltd.	1,300	11
Minebea Co., Ltd.	1,000	11
Mitsubishi Corp.	1,100	18
Mitsubishi Electric Corp.	1,000	9
Mitsubishi Estate Co., Ltd.	1,000	21
Mitsubishi Logistics Corp.	1,000	12
Mitsui & Co., Ltd.	1,200	14
Mitsui Fudosan Co., Ltd.	1,000	28
Mitsui OSK Lines Ltd.	3,000	7
Mitsumi Electric Co., Ltd.	1,000	6
Mizuho Financial Group, Inc.	47,300	89
NGK Insulators Ltd.	1,000	19
NH Foods Ltd.	1,000	20
Nikon Corp.	900	11
Nippon Kayaku Co., Ltd.	1,000	10
Nissan Chemical Industries Ltd.	1,200	26
Nisshinbo Holdings, Inc.	2,000	23
Nitto Denko Corp.	900	54

NSK Ltd.	1,000	10
NTT Data Corp.	900	45
Odakyu Electric Railway Co., Ltd.	2,000	18
OKUMA Corp.	1,000	6
Olympus Corp.	800	25
Panasonic Corp.	900	9
Resona Holdings, Inc.	4,500	23
Ricoh Co., Ltd.	1,000	10
Secom Co., Ltd.	900	54
Sekisui House Ltd.	1,100	17
Seven & I Holdings Co., Ltd.	900	41
Seven Bank Ltd.	1,200	5
Shin-Etsu Chemical Co., Ltd.	900	46
Shinsei Bank Ltd.	3,000	6
Shionogi & Co., Ltd.	900	32
Shiseido Co., Ltd.	1,000	22
Shizuoka Bank Ltd. (The)	4,000	40
Showa Shell Sekiyu KK	1,200	10
SoftBank Group Corp.	2,400	110
Sony Corp.	900	22
Sumitomo Corp.	1,400	14
Sumitomo Dainippon Pharma Co., Ltd.	900	9
Sumitomo Electric Industries Ltd.	1,300	17
Sumitomo Metal Mining Co., Ltd.	1,000	11
Sumitomo Mitsui Financial Group, Inc.	2,600	99
Sumitomo Mitsui Trust Holdings, Inc.	7,000	26
Sumitomo Realty & Development Co., Ltd.	1,000	32
Suruga Bank Ltd.	300	6
Suzuki Motor Corp.	900	28
Taiyo Yuden Co., Ltd.	1,100	14
Takeda Pharmaceutical Co., Ltd.	800	35
TDK Corp.	900	51
Terumo Corp.	1,800	51
Tokio Marine Holdings, Inc.	900	34
Tokyo Electron Ltd.	800	38
Tokyo Gas Co., Ltd.	2,000	10
Tokyo Tatemono Co., Ltd.	500	6
TOTO Ltd.	500	16
Toyo Seikan Group Holdings Ltd.	1,300	21
Toyota Motor Corp.	800	47
Toyota Tsusho Corp.	1,000	21
Trend Micro, Inc.	900	32
Yamaha Corp.	1,100	24
Yamato Holdings Co., Ltd.	1,000	19
Yaskawa Electric Corp.	1,000	10
Yokogawa Electric Corp.	1,000	10
Yokohama Rubber Co., Ltd. (The)	500	9
		3,286
Mexico (0.0%)
Primero Mining Corp. (a)	18,600	43

Netherlands (1.8%)
ASML Holding N.V.	10,798	947
ING Groep N.V. CVA	116,063	1,647
Koninklijke Philips N.V.	27,035	637
Randstad Holding N.V.	47,524	2,836
Unilever N.V. CVA	44,520	1,792
		7,859

Nicaragua (0.0%)
B2Gold Corp. (a)	102,400	107

Norway (0.0%)
DNB ASA	1,998	26

Peru (0.1%)
Cia de Minas Buenaventura SA ADR	33,500	200

Portugal (0.1%)
Banco Comercial Portugues SA (a)	5,977,559	291
Banco Espirito Santo SA (Registered) (a)(d)	570,338	4
		295
Singapore (0.0%)
DBS Group Holdings Ltd.	3,600	41
Oversea-Chinese Banking Corp., Ltd.	6,200	39
United Overseas Bank Ltd.	2,700	35
		115
South Africa (0.2%)
AngloGold Ashanti Ltd. ADR (a)	45,600	373
Gold Fields Ltd. ADR	88,900	236
Harmony Gold Mining Co., Ltd. ADR (a)	47,800	29
Mota-Engil Africa N.V.	122	1
SABMiller PLC	1,157	66
		705
Spain (4.1%)
Banco Bilbao Vizcaya Argentaria SA	183,422	1,556
Banco de Sabadell SA	525,032	964
Banco Popular Espanol SA	271,734	991
Banco Santander SA	377,213	2,008
Bankia SA	1,452,988	1,883
Bankinter SA	117,312	863
CaixaBank SA	775,213	2,988
Iberdrola SA	156,552	1,042
Industria de Diseno Textil SA	30,259	1,014
International Consolidated Airlines Group SA (a)	3,776	34
International Consolidated Airlines Group SA (a)	377,542	3,374
Repsol SA	21,416	249
Telefonica SA	116,529	1,412
		18,378
Sweden (0.0%)
Nordea Bank AB	6,281	70
Skandinaviska Enskilda Banken AB, Class A	3,114	33
Svenska Handelsbanken AB, Class A	3,058	44
Swedbank AB, Class A	1,856	41
		188
Switzerland (0.9%)
Adecco SA (Registered) (a)	56,482	4,142
Coca-Cola HBC AG (a)	3,057	64
		4,206

Turkey (0.0%)
Alacer Gold Corp. (a)	29,500	67

United Kingdom (0.8%)
Anglo American PLC	1,696	14
ARM Holdings PLC	1,926	28
Associated British Foods PLC	435	22
AstraZeneca PLC	1,450	92
Aviva PLC	5,035	35
BAE Systems PLC	5,294	36
Barclays PLC	53,066	196
BG Group PLC	3,981	57
BHP Billiton PLC	2,734	42
BP PLC	21,549	109
British American Tobacco PLC	2,250	124
BT Group PLC	9,820	62
Burberry Group PLC	1,083	22
Centrica PLC	7,519	26
Compass Group PLC	3,291	53
Diageo PLC	3,086	83
Experian PLC	2,172	35
GKN PLC	4,999	20
GlaxoSmithKline PLC	5,632	108
Glencore PLC (a)	11,482	16
HSBC Holdings PLC	60,750	460
Imperial Tobacco Group PLC	1,226	63
Indivior PLC	800	3
Legal & General Group PLC	9,937	36
Lloyds Banking Group PLC	174,274	199
Lonmin PLC (a)	124	—	@
Marks & Spencer Group PLC	2,749	21
National Grid PLC	5,325	74
Next PLC	305	35
Pearson PLC	1,258	21
Prudential PLC	3,531	75
Reckitt Benckiser Group PLC	800	73
RELX PLC	2,928	50
Rio Tinto PLC	1,475	49
Rolls-Royce Holdings PLC (a)	2,609	27
Royal Bank of Scotland Group PLC (a)	9,788	47
Royal Dutch Shell PLC, Class A	7,411	175
Shire PLC	747	51
Signet Jewelers Ltd.	2,700	368
SSE PLC	1,760	40
Standard Chartered PLC	2,445	24
Tesco PLC	11,466	32
Tullow Oil PLC (a)	1,439	4
Unilever PLC	1,617	66
Verizon Communications, Inc.	1,444	63
Vodafone Group PLC	29,966	95
Whitbread PLC	346	24
Wolseley PLC	817	48
WPP PLC	2,179	45
		3,448
United States (3.2%)
Alamos Gold, Inc., Class A (a)	30,860	114
Bank of America Corp.	21,500	335
BB&T Corp.	1,600	57
Bed Bath & Beyond, Inc. (a)	5,600	319

Best Buy Co., Inc.	11,600	431
Bloomin’ Brands, Inc.	4,000	73
Carter’s, Inc.	1,700	154
CIT Group, Inc.	300	12
Citigroup, Inc.	6,200	308
Citizens Financial Group, Inc.	900	22
Coeur Mining, Inc. (a)	16,620	47
Comerica, Inc.	300	12
Darden Restaurants, Inc.	4,100	281
Dollar General Corp.	9,700	703
Dollar Tree, Inc. (a)	7,712	514
Fifth Third Bancorp	1,700	32
First Republic Bank	300	19
G-III Apparel Group Ltd. (a)	1,500	93
Gap, Inc. (The)	13,700	390
H&R Block, Inc.	8,900	322
Hanesbrands, Inc.	13,100	379
Hecla Mining Co.	45,450	90
Hudson City Bancorp, Inc.	1,000	10
Huntington Bancshares, Inc.	1,600	17
IAMGOLD Corp. (a)	40,650	66
JPMorgan Chase & Co.	7,600	463
KeyCorp	1,700	22
Kohl’s Corp.	6,400	296
L Brands, Inc.	9,600	865
M&T Bank Corp.	200	24
Macy’s, Inc.	11,100	570
Marriott International, Inc., Class A	9,100	621
Men’s Wearhouse, Inc. (The)	1,600	68
New York Community Bancorp, Inc.	900	16
Newmont Mining Corp.	29,620	476
Nordstrom, Inc.	6,300	452
People’s United Financial, Inc.	600	9
PNC Financial Services Group, Inc. (The)	1,000	89
Regions Financial Corp.	2,800	25
Ross Stores, Inc.	13,300	645
Royal Gold, Inc.	7,620	358
Sibanye Gold Ltd. ADR	26,060	121
Steven Madden Ltd. (a)	2,000	73
SunTrust Banks, Inc.	1,100	42
Tahoe Resources, Inc.	26,360	204
Target Corp.	20,800	1,636
TJX Cos., Inc. (The)	22,400	1,600
Twenty-First Century Fox, Inc., Class B	161	4
Urban Outfitters, Inc. (a)	4,200	123
US Bancorp	3,600	148
Wells Fargo & Co.	10,000	514
Williams-Sonoma, Inc.	3,000	229
		14,493
Total Common Stocks (Cost $179,720)		165,921

Participation Note (4.1%)
United States (4.1%)
BNP Paribas SA, Equity Linked Notes, expires 10/28/16 (a) (Cost $18,600)	18,600,000	18,310

Investment Company (0.0%)
United States (0.0%)
SPDR S&P 500 ETF Trust (Cost $50)	303	58

		No. of Rights
Rights (0.0%)
United States (0.0%)
Safeway Casa Ley CVR (a)		1,077	1
Safeway PDC, LLC CVR (a)		1,077	—	@
Total Rights (Cost $1)			1

		Face Amount (000)	Value (000)
Fixed Income Securities (1.2%)
Greece (1.2%)
Sovereign (1.2%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 — 2/24/42 (e) (Cost $5,111)	EUR	7,642	5,315

		Shares
Short-Term Investments (55.4%)
Investment Company (50.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $226,585)		226,585,289	226,585

		Face Amount (000)
U.S. Treasury Security (5.0%)
U.S. Treasury Bill, 0.26%, 3/10/16 (g) (Cost $22,535)	$22,560		22,558
Total Short-Term Investments (Cost $249,120)			249,143
Total Investments (97.6%) (Cost $452,602) (h)(i)(j)			438,748
Other Assets in Excess of Liabilities (2.4%)			10,662
Net Assets (100.0%)			$449,410

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2015, the Portfolio held a fair valued security valued at approximately $27,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2015.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $188,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at September 30, 2015.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

The approximate fair value and percentage of net assets, $146,327,000 and 32.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,243,000 and the aggregate gross unrealized depreciation is approximately $16,097,000 resulting in net unrealized depreciation of approximately $13,854,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.
SPDR	Standard & Poor’s Depository Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	12,748	$14,248	10/15/15	USD	14,381	$14,381	$133
Bank of America NA	EUR	9,860	11,019	10/15/15	USD	11,147	11,147	128
Bank of America NA	EUR	6,113	6,832	10/15/15	USD	6,841	6,841	9
Bank of America NA	PLN	743	196	10/15/15	USD	200	200	4
Bank of America NA	USD	4,622	4,622	10/15/15	EUR	4,140	4,627	5
Bank of America NA	USD	15,724	15,724	10/15/15	GBP	10,239	15,488	(236)
Bank of America NA	USD	11,795	11,795	10/15/15	JPY	1,406,640	11,727	(68)
Bank of America NA	USD	4,251	4,251	10/15/15	JPY	509,119	4,245	(6)
Bank of Montreal	AUD	20,632	14,472	10/15/15	USD	14,605	14,605	133
Bank of Montreal	CAD	862	646	10/15/15	USD	650	650	4
Bank of Montreal	NZD	34,922	22,305	10/15/15	USD	21,952	21,952	(353)
Bank of Montreal	TRY	274	91	10/15/15	USD	90	90	(1)
Bank of Montreal	TRY	1,153	379	10/15/15	USD	379	379	(—@ )
Bank of Montreal	USD	11,061	11,061	10/15/15	AUD	15,792	11,076	15
Bank of Montreal	USD	3,957	3,957	10/15/15	EUR	3,483	3,892	(65)
Bank of Montreal	USD	11,167	11,167	10/15/15	NZD	17,573	11,224	57
Bank of Montreal	USD	1,481	1,481	10/15/15	NZD	2,319	1,481	(—@ )
Bank of New York Mellon	CHF	15,703	16,119	10/15/15	USD	16,148	16,148	29
Bank of New York Mellon	SEK	35,506	4,243	10/15/15	USD	4,233	4,233	(10)
Bank of New York Mellon	USD	16,556	16,556	10/15/15	SEK	137,192	16,395	(161)
Barclays Bank PLC	AUD	9,230	6,474	10/15/15	USD	6,534	6,534	60
Barclays Bank PLC	CLP	483,879	695	10/15/15	USD	701	701	6
Barclays Bank PLC	EUR	16,135	18,033	10/15/15	USD	18,202	18,202	169
Barclays Bank PLC	USD	895	895	10/15/15	BRL	3,493	877	(18)
Barclays Bank PLC	USD	2,272	2,272	10/15/15	BRL	9,095	2,284	12
Barclays Bank PLC	USD	5,092	5,092	10/15/15	GBP	3,316	5,016	(76)

Barclays Bank PLC	USD	402	402	10/15/15	SGD	565	397	(5)
Citibank NA	EUR	16,648	18,606	10/15/15	USD	18,780	18,780	174
Citibank NA	EUR	4,296	4,801	10/15/15	USD	4,831	4,831	30
Citibank NA	GBP	7,235	10,944	10/15/15	USD	11,213	11,213	269
Citibank NA	GBP	1,918	2,900	10/15/15	USD	2,904	2,904	4
Citibank NA	THB	564,627	15,549	10/15/15	USD	15,606	15,606	57
Citibank NA	USD	2,694	2,694	10/15/15	KRW	3,195,450	2,694	— @
Citibank NA	USD	765	765	10/15/15	RUB	52,342	798	33
Citibank NA	USD	1,279	1,279	10/15/15	RUB	84,235	1,284	5
Citibank NA	USD	8,351	8,351	10/15/15	THB	300,960	8,288	(63)
Citibank NA	USD	2,803	2,803	10/15/15	THB	100,328	2,763	(40)
Commonwealth Bank of Australia	AUD	37,890	26,576	10/15/15	USD	26,822	26,822	246
Commonwealth Bank of Australia	USD	5,016	5,016	10/15/15	AUD	7,026	4,928	(88)
Commonwealth Bank of Australia	USD	17,842	17,842	10/15/15	AUD	24,909	17,471	(371)
Commonwealth Bank of Australia	USD	2,215	2,215	10/15/15	AUD	3,156	2,213	(2)
Credit Suisse International	NZD	19,998	12,773	10/15/15	USD	12,571	12,571	(202)
Credit Suisse International	USD	23,599	23,599	10/15/15	EUR	20,663	23,093	(506)
Credit Suisse International	USD	11,234	11,234	10/15/15	NZD	17,693	11,301	67
Deutsche Bank AG	CHF	500	512	10/15/15	USD	514	514	2
Deutsche Bank AG	CHF	31,453	32,287	10/15/15	USD	32,342	32,342	55
Deutsche Bank AG	HKD	14,698	1,896	10/15/15	USD	1,896	1,896	(—@ )
Deutsche Bank AG	HUF	44,905	160	10/15/15	USD	162	162	2
Deutsche Bank AG	ILS	94	24	10/15/15	USD	24	24	— @
Deutsche Bank AG	JPY	292,982	2,443	10/15/15	USD	2,439	2,439	(4)
Deutsche Bank AG	PLN	2,513	661	10/15/15	USD	675	675	14
Deutsche Bank AG	USD	33,164	33,164	10/15/15	SEK	274,795	32,840	(324)
Goldman Sachs International	EUR	2,911	3,254	10/15/15	USD	3,284	3,284	30
Goldman Sachs International	GBP	4,474	6,767	10/15/15	USD	6,780	6,780	13
Goldman Sachs International	HKD	505	65	10/15/15	USD	65	65	— @
Goldman Sachs International	JPY	2,005,346	16,719	10/15/15	USD	16,694	16,694	(25)
Goldman Sachs International	USD	255	255	10/15/15	GBP	166	251	(4)
Goldman Sachs International	USD	11,769	11,769	10/15/15	GBP	7,522	11,378	(391)
JPMorgan Chase Bank NA	GBP	1,597	2,417	10/15/15	USD	2,480	2,480	63

JPMorgan Chase Bank NA	INR	333,078	5,065	10/15/15	USD	4,991	4,991	(74)
JPMorgan Chase Bank NA	KRW	26,554,597	22,393	10/15/15	USD	22,361	22,361	(32)
JPMorgan Chase Bank NA	USD	3,904	3,904	10/15/15	EUR	3,448	3,854	(50)
JPMorgan Chase Bank NA	USD	4,648	4,648	10/15/15	INR	311,296	4,734	86
JPMorgan Chase Bank NA	USD	5,155	5,155	10/15/15	KRW	6,059,426	5,110	(45)
JPMorgan Chase Bank NA	USD	6,115	6,115	10/15/15	KRW	7,113,239	5,999	(116)
JPMorgan Chase Bank NA	USD	5,406	5,406	10/15/15	KRW	6,439,376	5,430	24
State Street Bank and Trust Co.	CHF	6,673	6,849	10/15/15	USD	6,988	6,988	139
State Street Bank and Trust Co.	CHF	2,930	3,008	10/15/15	USD	3,050	3,050	42
State Street Bank and Trust Co.	CHF	16,023	16,447	10/15/15	USD	16,536	16,536	89
State Street Bank and Trust Co.	JPY	235,602	1,964	10/15/15	USD	1,961	1,961	(3)
State Street Bank and Trust Co.	THB	287,179	7,909	10/15/15	USD	7,940	7,940	31
State Street Bank and Trust Co.	USD	5,838	5,838	10/15/15	CHF	5,700	5,851	13
State Street Bank and Trust Co.	USD	1,087	1,087	10/15/15	GBP	708	1,071	(16)
State Street Bank and Trust Co.	USD	16,575	16,575	10/15/15	SEK	136,492	16,312	(263)
State Street Bank and Trust Co.	USD	6,989	6,989	10/15/15	SEK	57,114	6,825	(164)
State Street Bank and Trust Co.	USD	5,400	5,400	10/15/15	THB	195,557	5,385	(15)
State Street Bank and Trust Co.	USD	875	875	10/15/15	THB	31,847	877	2
UBS AG	CHF	10,641	10,923	10/15/15	USD	10,943	10,943	20
UBS AG	CHF	3,794	3,894	10/15/15	USD	3,907	3,907	13
UBS AG	CHF	2,166	2,224	10/15/15	USD	2,234	2,234	10
UBS AG	EUR	12,724	14,220	10/15/15	USD	14,402	14,402	182
UBS AG	EUR	26,909	30,073	10/15/15	USD	30,354	30,354	281
UBS AG	EUR	5,073	5,670	10/15/15	USD	5,766	5,766	96
UBS AG	GBP	1,218	1,842	10/15/15	USD	1,896	1,896	54
UBS AG	GBP	170	258	10/15/15	USD	265	265	7
UBS AG	GBP	683	1,033	10/15/15	USD	1,061	1,061	28
UBS AG	IDR	2,114,131	144	10/15/15	USD	146	146	2
UBS AG	USD	1,786	1,786	10/15/15	EUR	1,599	1,788	2
UBS AG	USD	5,038	5,038	10/15/15	GBP	3,281	4,962	(76)
UBS AG	USD	1,063	1,063	10/15/15	MXN	18,038	1,065	2
UBS AG	USD	952	952	10/15/15	TWD	31,459	955	3

UBS AG	USD	658	658	10/15/15	ZAR	9,121	656	(2)
Citibank NA	CNY	36,293	5,632	5/19/16	USD	5,816	5,816	184
Citibank NA	CNY	106,316	16,500	5/19/16	USD	17,034	17,034	534
Citibank NA	USD	829	829	5/19/16	CNY	5,177	804	(25)
Citibank NA	USD	1,613	1,613	5/19/16	CNY	10,597	1,645	32
Citibank NA	USD	2,597	2,597	5/19/16	CNY	16,859	2,616	19
Deutsche Bank AG	CNY	70,878	11,000	5/19/16	USD	11,358	11,358	358
			$728,943				$729,124	$181

Futures Contracts:
The Portfolio had the following futures contracts open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Euro Stoxx 50 Index (Germany)	1,068	$36,888	Dec-15	$(12)
MSCI Emerging Market E Mini (United States)	832	32,910	Dec-15	(822)
NIKKEI 225 Index (United States)	164	11,958	Dec-15	20
Short:
Copper Futures (United States)	83	(4,857)	Dec-15	(193)
FTSE 100 Index (United Kingdom)	60	(5,463)	Dec-15	122
S&P 500 E MINI Index (United States)	179	(17,083)	Dec-15	364
S&P TSX 60 Index (Canada)	2	(234)	Dec-15	4
SPI 200 Index (Australia)	6	(527)	Dec-15	7
TOPIX Index (Japan)	118	(13,884)	Dec-15	618
				$108

Credit Default Swap Agreement:
The Portfolio had the following credit default swap agreement open at September 30, 2015:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Goldman Sachs International People’s Republic of China	Buy	$9,766	1.00%	12/20/20	$124	$(1)	$123	AA-

Interest Rate Swap Agreements:
The Portfolio had the following interest rate swap agreements open at September 30, 2015:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Notional Amount (000)		Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	1 Month TIIE	Receive	4.28%	7/26/17	MXN	145,598	$(3)
Goldman Sachs International	1 Month TIIE	Receive	4.29	7/26/17	145,757		(4)
Barclays Bank PLC	1 Month TIIE	Receive	4.30	7/26/17	145,598		(6)
UBS AG	1 Month TIIE	Receive	4.30	7/26/17	95,560		(3)
UBS AG	1 Month TIIE	Receive	4.31	7/25/17	192,781		(9)
Bank of America NA	1 Month TIIE	Receive	4.32	7/27/17	47,531		(3)
Barclays Bank PLC	1 Month TIIE	Receive	4.33	7/26/17	99,873		(7)
Bank of America NA	1 Month TIIE	Receive	4.33	7/27/17	48,170		(3)
UBS AG	1 Month TIIE	Receive	4.33	7/27/17	148,277		(10)

Barclays Bank PLC	1 Month TIIE	Receive	4.34	7/27/17	147,531	(11)
Barclays Bank PLC	1 Month TIIE	Receive	4.36	7/27/17	138,018	(13)
Citibank NA	1 Month TIIE	Receive	4.38	7/28/17	13,244	(2)
Deutsche Bank AG	1 Month TIIE	Receive	4.38	7/28/17	145,680	(17)
Goldman Sachs International	1 Month TIIE	Receive	4.38	7/28/17	145,343	(16)
Bank of America NA	1 Month TIIE	Receive	4.39	7/28/17	101,545	(13)
Union Bank of Switzerland	1 Month TIIE	Receive	4.40	7/28/17	145,762	(20)
Bank of America NA	1 Month TIIE	Pay	6.30	7/17/25	11,027	(3)
Bank of America NA	1 Month TIIE	Pay	6.32	7/17/25	11,183	(2)
Barclays Bank PLC	1 Month TIIE	Pay	6.32	7/17/25	33,609	(6)
Bank of America NA	1 Month TIIE	Pay	6.32	7/18/25	24,927	(5)
Goldman Sachs International	1 Month TIIE	Pay	6.32	7/18/25	33,247	(7)
Goldman Sachs International	1 Month TIIE	Pay	6.33	7/16/25	35,804	(6)
JPMorgan Chase Bank NA	1 Month TIIE	Pay	6.33	7/17/25	5,000	(1)
UBS AG	1 Month TIIE	Pay	6.33	7/17/25	33,744	(6)
Citibank NA	1 Month TIIE	Pay	6.33	7/18/25	8,280	(1)
Deutsche Bank AG	1 Month TIIE	Pay	6.33	7/18/25	33,312	(6)
Barclays Bank PLC	1 Month TIIE	Pay	6.34	7/16/25	35,764	(3)
UBS AG	1 Month TIIE	Pay	6.34	7/16/25	23,615	(2)
Barclays Bank PLC	1 Month TIIE	Pay	6.34	7/17/25	32,178	(3)
Barclays Bank PLC	1 Month TIIE	Pay	6.35	7/16/25	35,764	(2)
UBS AG	1 Month TIIE	Pay	6.35	7/18/25	33,328	(2)
Barclays Bank PLC	1 Month TIIE	Pay	6.36	7/16/25	22,872	(1)
UBS AG	1 Month TIIE	Pay	6.37	7/15/25	47,325	3
Citibank NA	1 Month TIIE	Pay	6.40	8/14/25	2,920	— @
						$(193)

Total Return Swap Agreements:
The Portfolio had the following total return swap agreements open at September 30, 2015:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	Citi Australia Bank Custom Basket††	$5,155	3 Month USD LIBOR minus 0.20%	Pay	8/23/16	$630
Deutsche Bank AG	DB Global Machinery Index††	1,614	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	241
Deutsche Bank AG	DB Global Machinery Index††	1,259	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	190
Deutsche Bank AG	DB Global Machinery Index††	2,171	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	328
Deutsche Bank AG	DB Global Machinery Index††	1,020	3 Month USD LIBOR minus 0.35%	Pay	11/10/15	67
Goldman Sachs International	GS Auto Components Index††	6,322	3 Month USD LIBOR minus 0.25%	Pay	12/17/15	22

Goldman Sachs International	GS Auto Components Index††	950	3 Month USD LIBOR minus 0.40%	Pay	12/17/15	3
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	773	3 Month USD LIBOR minus 0.245%	Pay	11/4/15	106
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	2,338	3 Month USD LIBOR minus 0.245%	Pay	11/4/15	321
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	1,907	3 Month USD LIBOR minus 0.245%	Pay	11/4/15	261
JPMorgan Chase Bank NA	JPM U.S. Machinery Index††	1,675	3 Month USD LIBOR minus 0.245%	Pay	11/5/15	230
JPMorgan Chase Bank NA	JPMorgan U.S. Refineries Custom Basket††	6,257	3 Month USD LIBOR minus 0.06%	Pay	9/1/16	(139)
JPMorgan Chase Bank NA	JPM Aerospace Index††	18,955	3 Month USD LIBOR minus 0.26%	Pay	9/8/16	457
JPMorgan Chase Bank NA	JPM Aerospace Index††	15,840	3 Month USD LIBOR minus 0.36%	Pay	9/8/16	(94)
						$2,623

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with Citi Australia Bank Custom Basket as of September 30, 2015.

Security Description	Index Weight
Citi Australia Bank Custom Basket
Australia & New Zealand Banking Group Ltd.	19.80%
Bank of Queensland Ltd.	1.14
Bendigo & Adelaide Bank Ltd.	1.19
Commonwealth Bank of Australia	32.65
National Australia Bank Ltd.	20.72
Westpac Banking Corp.	24.50
100.00%

The following table represents the equity basket holdings underlying the total return swap with DB Global Machinery Index as of September 30, 2015.

Security Description	Index Weight
DB Global Machinery Index
Alfa Laval AB	2.85%
Atlas Copco AB	8.34
Atlas Copco AB	4.52
CNH Industrial N.V.	3.32
Daewoo Shipbuilding & Marine Engineering	0.39
Doosan Infracore Co., Ltd.	0.43
GEA Group AG	3.40
Hino Motors Ltd.	1.31
Hitachi Construction Machinery Co., Ltd.	0.72
Hiwin Technologies Corp.	0.65
Hyundai Heavy Industries Co., Ltd.	2.49
Hyundai Mipo Dockyard Co., Ltd.	0.51
IMI PLC	2.27
JTEKT Corp.	1.48
Kawasaki Heavy Industries Ltd.	2.39
Komatsu Ltd.	6.70
Kone Oyj	5.78
Kubota Corp.	7.16
MAN SE	1.87
Melrose Industries PLC	2.38
Metso Oyj	1.44
NGK Insulators Ltd.	2.99
Samsung Heavy Industries Co., Ltd.	0.90
Sandvik AB	5.18
Schindler Holding AG	3.46
Schindler Holding AG	1.68
Sembcorp Marine Ltd.	0.75
SMC Corp.	5.67
Sulzer AG	1.37
Sumitomo Heavy Industries Ltd.	1.03
United Tractors Tbk PT	1.24
Vallourec SA	0.58
Volvo AB	7.68
Wartsila Oyj Abp	3.19
Weichai Power Co., Ltd.	0.48
Weir Group PLC (The)	2.27
Yangzijiang Shipbuilding Holdings Ltd.	0.80
Zoomlion Heavy Industry Science & Technology	0.33
100.00%

The following table represents the equity basket holdings underlying the total return swap with GS Auto Components Index as of September 30, 2015.

Security Description	Index Weight
GS Auto Components Index
Aisin Seiki Co., Ltd.	2.44%
Autoliv, Inc.	3.86
BorgWarner, Inc.	3.62
Bridgestone Corp.	8.55
Cheng Shin Rubber Industry Co., Ltd.	1.01
Cie Generale des Etablissements Michelin	6.47
Continental AG	8.92
Delphi Automotive PLC	8.69
Denso Corp.	7.80
GKN PLC	2.54
Hankook Tire Co., Ltd.	0.95
Hanon Systems	0.47
Hyundai Mobis Co., Ltd.	5.07
Hyundai Wia Corp.	0.68
Johnson Controls, Inc.	10.51
Koito Manufacturing Co., Ltd.	1.19
Magna International, Inc.	7.74
NGK Spark Plug Co., Ltd.	1.56
NHK Spring Co., Ltd.	0.58
NOK Corp.	0.78
Nokian Renkaat Oyj	1.40
Pirelli & C. SpA	1.52
Stanley Electric Co., Ltd.	1.08
Sumitomo Electric Industries Ltd.	3.66
Sumitomo Rubber Industries Ltd.	0.90
Toyoda Gosei Co., Ltd.	0.49
Toyota Industries Corp.	2.94
Valeo SA	3.89
Yokohama Rubber Co., Ltd. (The)	0.69
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Machinery Index as of September 30, 2015.

Security Description	Index Weight
JPM U.S. Machinery Index
AGCO Corp.	2.05%
Caterpillar, Inc.	20.99
Cummins, Inc.	9.58
Deere & Co.	12.19
Dover Corp.	4.78
Flowserve Corp.	2.76
Illinois Tool Works, Inc.	15.57
Ingersoll-Rand PLC	6.86
Joy Global, Inc.	0.78
PACCAR, Inc.	9.14
Parker-Hannifin Corp.	6.79
Pentair PLC	4.81
SPX Corp.	0.22
SPX FLOW, Inc.	0.64
Xylem, Inc.	2.84
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPMorgan U.S. Refineries Custom Basket as of September 30, 2015.

Security Description	Index Weight
JPMorgan U.S. Refineries Custom Basket
Delek U.S. Holdings, Inc.	1.30%
HollyFrontier Corp.	6.45
Marathon Petroleum Corp.	19.52
PBF Energy, Inc.	2.81
Phillips 66	23.97
Tesoro Corp.	16.33
Valero Energy Corp.	26.23
Western Refining, Inc.	3.39
100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Aerospace Index as of September 30, 2015.

Security Description	Index Weight
JPM Aerospace Index
Airbus Group SE	13.75%
B/E Aerospace, Inc.	1.50
Boeing Co. (The)	33.15
Bombardier, Inc.	0.72
KLX, Inc.	0.61
Precision Castparts Corp.	12.23
Rolls-Royce Holdings PLC	5.86
Safran SA	9.41
Textron, Inc.	4.86
Thales SA	2.84
TransDigm Group, Inc.	3.69
United Technologies Corp.	9.39
Zodiac Aerospace	1.99
100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
LIBOR		London Interbank Offered Rate.
TIIE		Interbank Equilibrium Interest Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won

MXN	—	Mexican Peso
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	56.8%
Common Stocks	37.8
Other*	5.4
Total Investments	100.0	%**

*            Industries and/or investment types representing less than 5% of total investments.

**     Does not include open long/short futures contracts with an underlying face amount of approximately $123,804,000 with net unrealized appreciation of approximately $108,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $181,000 and does not include open swap agreements with net unrealized appreciation of approximately $2,429,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (91.1%)
Australia (3.8%)
AGL Energy Ltd.	8,774	$99
Amcor Ltd.	23,075	214
AMP Ltd.	47,263	185
APA Group	11,931	72
Asciano Ltd.	15,083	89
Aurizon Holding Ltd.	26,241	93
Australia & New Zealand Banking Group Ltd. (a)	48,087	921
BHP Billiton Ltd.	37,167	586
Brambles Ltd.	24,438	168
CIMIC Group Ltd. (a)	2,100	35
Coca-Cola Amatil Ltd.	12,535	79
Cochlear Ltd.	878	52
Commonwealth Bank of Australia	23,468	1,207
Crown Resorts Ltd.	6,292	44
CSL Ltd.	7,916	499
Fortescue Metals Group Ltd. (a)	10,163	13
Goodman Group REIT	29,504	121
Harvey Norman Holdings Ltd. (a)	11,416	31
Iluka Resources Ltd. (a)	8,488	37
Incitec Pivot Ltd.	30,687	84
Insurance Australia Group Ltd. (a)	34,176	117
Lend Lease Group REIT	5,544	49
Macquarie Group Ltd.	4,461	242
National Australia Bank Ltd.	36,952	784
Orica Ltd. (a)	6,737	71
Origin Energy Ltd.	17,169	57
QBE Insurance Group Ltd.	17,296	157
Rio Tinto Ltd.	5,226	180
Santos Ltd. (a)	14,845	42
Scentre Group REIT	110,741	304
Sonic Healthcare Ltd.	6,987	90
South32 Ltd. (b)	42,717	41
South32 Ltd. (b)	45,087	44
Stockland REIT	88,627	240
Suncorp Group Ltd.	19,013	164
Sydney Airport	4,662	20
Tabcorp Holdings Ltd.	10,883	36
Tatts Group Ltd.	21,251	56
Telstra Corp., Ltd.	62,881	248
Transurban Group	20,448	143
Wesfarmers Ltd.	19,409	537
Westfield Corp. REIT	39,003	274
Westpac Banking Corp.	42,681	897
Woodside Petroleum Ltd.	9,855	201
Woolworths Ltd. (a)	24,176	423
WorleyParsons Ltd. (a)	3,410	14
		10,060
Austria (0.1%)
Erste Group Bank AG (b)	9,621	280
Raiffeisen Bank International AG (b)	958	12
		292
Belgium (1.4%)
Ageas	1,655	68
Anheuser-Busch InBev N.V.	17,046	1,810

Groupe Bruxelles Lambert SA	6,137	464
KBC Groep N.V.	11,720	739
Proximus	428	15
Solvay SA	669	68
Telenet Group Holding N.V. (b)	2,238	128
UCB SA	3,566	279
Umicore SA	6,321	244
		3,815
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@

Chile (0.0%)
Antofagasta PLC	1,384	10

China (0.1%)
ASM Pacific Technology Ltd. (c)	2,600	17
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	21,000	10
Tencent Holdings Ltd. (c)	15,900	267
WH Group Ltd. (b)(c)(e)	64,000	32
Wynn Macau Ltd. (a)(c)	17,200	20
		346
Denmark (2.0%)
AP Moeller - Maersk A/S Series A	129	195
AP Moeller - Maersk A/S Series B	571	881
Danske Bank A/S	17,828	539
DSV A/S	16,408	614
Novo Nordisk A/S Series B	55,388	2,981
Novozymes A/S Series B	4,224	185
TDC A/S	9,964	51
		5,446
Finland (1.2%)
Elisa Oyj (a)	4,656	158
Kone Oyj, Class B (a)	8,651	330
Metso Oyj	2,666	55
Neste Oyj	3,991	92
Nokia Oyj	155,912	1,068
Orion Oyj, Class B	2,798	106
Sampo Oyj, Class A	11,110	539
Stora Enso Oyj, Class R	26,594	201
UPM-Kymmene Oyj	22,910	344
Wartsila Oyj	4,960	197
		3,090
France (10.5%)
Accor SA	8,311	389
Aeroports de Paris (ADP)	1,553	176
Air Liquide SA	4,638	550
Airbus Group SE	15,221	904
Alcatel-Lucent (b)	107,400	395
Alstom SA (a)(b)	5,847	181
Atos SE	3,116	239
AXA SA	36,341	882
BNP Paribas SA	35,737	2,104
Bouygues SA	7,702	274
Cap Gemini SA	5,272	470
Carrefour SA	15,251	452

Casino Guichard Perrachon SA	1,801	96
Christian Dior SE	991	186
Cie de Saint-Gobain	11,805	513
Cie Generale des Etablissements Michelin	4,013	366
CNP Assurances	3,490	48
Credit Agricole SA	30,971	355
Danone SA	11,602	734
Dassault Systemes	5,091	376
Edenred	4,417	72
Electricite de France SA	9,260	164
Engie	51,165	829
Essilor International SA	3,633	444
Eurazeo SA	819	54
Eutelsat Communications SA	3,979	122
Fonciere Des Regions REIT	2,059	179
Gecina SA REIT	1,794	219
Hermes International	248	90
ICADE REIT	2,054	139
Iliad SA	1,155	234
Imerys SA	835	54
Kering	1,237	202
Klepierre REIT	10,956	497
L’Oreal SA	5,821	1,012
Lagardere SCA	2,957	82
Legrand SA	12,559	668
LVMH Moet Hennessy Louis Vuitton SE	4,037	689
Natixis SA	26,222	145
Numericable-SFR SAS (b)	2,323	108
Orange SA	38,965	589
Pernod Ricard SA	4,599	464
Publicis Groupe SA	4,748	324
Remy Cointreau SA	527	35
Renault SA	4,146	298
Safran SA	6,592	497
Sanofi	26,711	2,545
Schneider Electric SE	11,047	620
SES SA	9,939	314
Societe BIC SA	740	115
Societe Generale SA	26,928	1,205
Sodexo SA	1,547	128
STMicroelectronics N.V. (a)	25,371	173
Suez Environnement Co.	10,704	193
Technip SA	584	28
Total SA	33,299	1,501
Unibail-Rodamco SE REIT	5,420	1,405
Valeo SA	2,331	316
Veolia Environnement SA	13,795	316
Vinci SA	15,491	985
Vivendi SA	10,659	252
		27,996
Germany (6.9%)
Adidas AG	4,137	333
Allianz SE (Registered)	7,885	1,236
Axel Springer SE	830	46
BASF SE	9,857	752
Bayer AG (Registered)	19,201	2,454
Bayerische Motoren Werke AG	4,318	382
Beiersdorf AG	1,782	158
Brenntag AG	2,556	138

Commerzbank AG (b)	35,508	374
Continental AG	1,795	381
Daimler AG (Registered)	11,018	799
Deutsche Bank AG (Registered)	36,915	992
Deutsche Boerse AG	6,100	525
Deutsche Lufthansa AG (Registered) (b)	2,804	39
Deutsche Post AG (Registered)	16,467	456
Deutsche Telekom AG (Registered)	104,096	1,848
E.ON SE	34,292	294
Fraport AG Frankfurt Airport Services Worldwide	426	26
Fresenius Medical Care AG & Co., KGaA	7,311	570
Fresenius SE & Co., KGaA	750	50
GEA Group AG	3,529	134
HeidelbergCement AG	4,891	335
Henkel AG & Co., KGaA (Preference)	3,084	317
Hugo Boss AG	609	68
Infineon Technologies AG	43,824	493
K&S AG (Registered)	362	12
Kabel Deutschland Holding AG (b)	1,257	164
Lanxess AG	708	33
Linde AG	2,585	419
Merck KGaA	3,205	284
Metro AG	10,164	280
Muenchener Rueckversicherungs AG (Registered)	349	65
Osram Licht AG	4,203	217
Porsche Automobil Holding SE (Preference)	2,978	127
ProSiebenSat.1 Media SE (Registered)	9,158	448
QIAGEN N.V. (b)	10,708	276
RTL Group SA (b)	2,067	178
RWE AG	14,670	166
SAP SE	13,579	879
Siemens AG (Registered)	13,446	1,201
Symrise AG	353	21
Telefonica Deutschland Holding AG	7,591	46
ThyssenKrupp AG	7,745	136
TUI AG	1,625	30
United Internet AG (Registered)	5,016	254
Vonovia SE	866	28
		18,464
Hong Kong (1.4%)
AIA Group Ltd.	132,000	687
Bank of East Asia Ltd. (The) (a)	13,982	47
BOC Hong Kong Holdings Ltd.	40,500	120
Cathay Pacific Airways Ltd.	13,000	24
Cheung Kong Infrastructure Holdings Ltd.	7,000	63
Cheung Kong Property Holdings Ltd.	29,500	216
CK Hutchison Holdings Ltd.	29,500	384
CLP Holdings Ltd.	21,000	179
First Pacific Co., Ltd.	26,000	16
Hang Lung Properties Ltd.	25,000	56
Hang Seng Bank Ltd.	8,400	152
Henderson Land Development Co., Ltd.	13,000	78
HKT Trust & HKT Ltd.	29,000	35
Hong Kong & China Gas Co., Ltd.	76,000	143
Hong Kong Exchanges and Clearing Ltd.	12,372	285
Hysan Development Co., Ltd.	7,000	29
Kerry Properties Ltd.	7,000	19
Link REIT	25,000	138
MGM China Holdings Ltd.	10,400	12

MTR Corp., Ltd.	16,000	70
New World Development Co., Ltd.	59,000	57
NWS Holdings Ltd.	17,000	22
PCCW Ltd.	45,000	23
Power Assets Holdings Ltd.	15,000	142
Sands China Ltd.	26,400	80
Shangri-La Asia Ltd.	14,000	12
Sino Land Co., Ltd.	34,000	52
SJM Holdings Ltd. (a)	22,000	16
Sun Hung Kai Properties Ltd.	19,000	248
Swire Pacific Ltd., Class A	6,500	73
Swire Properties Ltd.	12,800	36
Techtronic Industries Co., Ltd.	15,000	56
Wharf Holdings Ltd. (The)	15,000	85
Wheelock & Co., Ltd.	10,000	43
Yue Yuen Industrial Holdings Ltd.	8,000	30
		3,728
Ireland (0.7%)
Bank of Ireland (b)	1,481,097	577
CRH PLC	35,162	930
Kerry Group PLC, Class A	3,556	267
Ryanair Holdings PLC ADR	2,100	165
		1,939
Italy (1.3%)
Assicurazioni Generali SpA	35,841	657
Atlantia SpA	5,216	146
Banca Monte dei Paschi di Siena SpA (b)	21,371	38
Banco Popolare SC (b)	3,108	46
Intesa Sanpaolo SpA	310,597	1,095
Luxottica Group SpA	5,931	412
Prysmian SpA	5,545	115
Telecom Italia SpA	286,465	294
UniCredit SpA	92,769	578
Unione di Banche Italiane SCPA (a)	22,716	161
		3,542
Japan (24.9%)
ABC-Mart, Inc. (a)	900	50
Aeon Co., Ltd. (a)	19,300	300
Aeon Mall Co., Ltd.	2,000	31
Ajinomoto Co., Inc.	19,000	401
Amada Holdings Co., Ltd.	6,400	49
ANA Holdings, Inc.	64,000	180
Asahi Glass Co., Ltd.	24,300	143
Asahi Group Holdings Ltd.	11,200	365
Asahi Kasei Corp.	16,000	113
Asics Corp.	2,100	50
Astellas Pharma, Inc.	70,200	911
Bandai Namco Holdings, Inc.	5,500	128
Bank of Kyoto Ltd. (The)	10,000	102
Bank of Yokohama Ltd. (The)	70,000	426
Benesse Holdings, Inc. (a)	1,754	47
Bridgestone Corp.	20,200	702
Brother Industries Ltd.	6,200	75
Canon, Inc.	17,204	498
Casio Computer Co., Ltd. (a)	2,200	40
Central Japan Railway Co.	4,192	678

Chiba Bank Ltd. (The)	19,000	135
Chubu Electric Power Co., Inc.	14,400	213
Chugai Pharmaceutical Co., Ltd.	6,300	194
Chugoku Bank Ltd. (The)	3,800	57
Citizen Holdings Co., Ltd.	10,300	71
Credit Saison Co., Ltd.	7,300	133
Dai Nippon Printing Co., Ltd.	10,100	98
Dai-ichi Life Insurance Co., Ltd. (The)	59,900	958
Daiichi Sankyo Co., Ltd. (a)	21,400	374
Daikin Industries Ltd.	6,900	388
Daito Trust Construction Co., Ltd.	2,556	260
Daiwa House Industry Co., Ltd.	15,000	372
Daiwa Securities Group, Inc.	72,000	467
Denso Corp.	19,250	816
Dentsu, Inc.	5,000	256
Don Quijote Holdings Co., Ltd.	4,700	178
East Japan Railway Co.	10,900	922
Eisai Co., Ltd. (a)	7,400	439
FANUC Corp.	8,050	1,241
Fast Retailing Co., Ltd.	2,200	893
Fuji Heavy Industries Ltd.	5,200	188
FUJIFILM Holdings Corp.	19,500	732
Fujitsu Ltd.	60,200	263
Fukuoka Financial Group, Inc.	27,000	129
Hachijuni Bank Ltd. (The)	9,000	64
Hakuhodo DY Holdings, Inc.	8,900	85
Hamamatsu Photonics KK	3,200	72
Hankyu Hanshin Holdings, Inc.	18,000	110
Hikari Tsushin, Inc.	200	14
Hirose Electric Co., Ltd.	900	98
Hisamitsu Pharmaceutical Co., Inc. (a)	1,300	43
Hitachi Ltd.	110,000	556
Hitachi Metals Ltd.	500	6
Honda Motor Co., Ltd.	40,713	1,214
Hoshino Resorts, Inc. REIT	7	63
Hoya Corp.	17,300	568
IHI Corp.	40,530	104
Inpex Corp.	38,000	340
Isetan Mitsukoshi Holdings Ltd.	15,400	232
Isuzu Motors Ltd.	9,600	97
Ito En Ltd.	3,800	80
ITOCHU Corp.	23,151	246
J Front Retailing Co., Ltd.	2,000	33
Japan Airlines Co., Ltd.	5,100	180
Japan Exchange Group, Inc.	27,800	408
Japan Hotel REIT Investment Corp. REIT	105	67
Japan Real Estate Investment Corp. REIT	20	92
Japan Retail Fund Investment Corp. REIT	35	68
Japan Tobacco, Inc.	34,700	1,079
JFE Holdings, Inc. (a)	9,800	129
JGC Corp.	9,546	127
Joyo Bank Ltd. (The)	27,000	143
JSR Corp.	3,108	45
JX Holdings, Inc.	103,246	374
Kajima Corp.	20,000	106
Kakaku.com, Inc.	4,100	67
Kansai Electric Power Co., Inc. (The) (b)	20,500	230
Kansai Paint Co., Ltd.	3,000	41
Kao Corp.	17,800	809
Kawasaki Heavy Industries Ltd. (a)	43,500	151
KDDI Corp.	12,600	282

Keikyu Corp.	9,000	72
Keio Corp.	8,000	57
Keyence Corp.	2,057	921
Kinden Corp.	7,000	89
Kintetsu Group Holdings Co., Ltd.	35,750	129
Kirin Holdings Co., Ltd.	23,800	314
Kobe Steel Ltd.	30,000	33
Komatsu Ltd.	27,500	405
Konica Minolta, Inc.	16,130	170
Kose Corp.	2,000	183
Kuraray Co., Ltd.	7,656	96
Kurita Water Industries Ltd.	4,400	94
Kyocera Corp.	11,700	537
Kyowa Exeo Corp.	4,500	44
Kyowa Hakko Kirin Co., Ltd.	7,000	105
Kyushu Electric Power Co., Inc. (a)(b)	9,300	101
Lawson, Inc.	2,900	214
LIXIL Group Corp. (a)	7,162	146
Mabuchi Motor Co., Ltd.	1,800	79
Makita Corp. (a)	1,300	69
Marubeni Corp.	22,850	112
Marui Group Co., Ltd.	2,000	24
Maruichi Steel Tube Ltd.	100	2
Mazda Motor Corp.	8,100	129
MEIJI Holdings Co., Ltd.	1,400	103
Minebea Co., Ltd.	3,000	32
Miraca Holdings, Inc.	1,800	77
Mitsubishi Chemical Holdings Corp.	47,100	247
Mitsubishi Corp.	15,500	255
Mitsubishi Electric Corp.	49,352	453
Mitsubishi Estate Co., Ltd.	38,000	779
Mitsubishi Heavy Industries Ltd.	110,550	495
Mitsubishi Materials Corp.	17,000	52
Mitsubishi Motors Corp.	7,900	61
Mitsubishi Tanabe Pharma Corp.	4,900	86
Mitsubishi UFJ Financial Group, Inc. (f)	153,106	925
Mitsui & Co., Ltd.	15,200	171
Mitsui Fudosan Co., Ltd.	28,900	795
Mitsui OSK Lines Ltd. (a)	8,000	19
Mizuho Financial Group, Inc. (a)	710,400	1,334
MS&AD Insurance Group Holdings, Inc.	13,160	354
Murata Manufacturing Co., Ltd.	6,800	883
Nabtesco Corp.	1,500	27
NEC Corp.	60,900	188
NGK Insulators Ltd.	8,660	166
NGK Spark Plug Co., Ltd.	8,059	185
NH Foods Ltd.	2,000	41
Nidec Corp.	7,500	517
Nikon Corp. (a)	14,800	179
Nintendo Co., Ltd.	2,108	356
Nippon Building Fund, Inc. REIT	25	121
Nippon Express Co., Ltd.	20,300	97
Nippon Paint Holdings Co., Ltd. (a)	2,000	35
Nippon Steel Sumitomo Metal Corp.	9,411	172
Nippon Telegraph & Telephone Corp.	24,600	864
Nippon Television Holdings, Inc.	3,700	60
Nippon Yusen KK	26,015	60
Nissan Motor Co., Ltd. (a)	66,805	615
Nitori Holdings Co., Ltd.	800	63
Nitto Denko Corp.	5,500	330
Nomura Holdings, Inc.	123,350	716

NSK Ltd.	7,053	68
NTT Data Corp.	3,900	197
NTT DoCoMo, Inc.	20,200	339
Obayashi Corp. (a)	9,571	82
Obic Co., Ltd.	2,200	101
Odakyu Electric Railway Co., Ltd.	18,000	162
Oji Holdings Corp.	8,000	34
Omron Corp.	9,004	272
Ono Pharmaceutical Co., Ltd.	2,400	285
Oriental Land Co., Ltd. (a)	8,100	455
ORIX Corp.	50,460	653
Osaka Gas Co., Ltd.	83,600	318
Otsuka Holdings Co., Ltd.	11,200	360
Panasonic Corp.	20,700	210
Rakuten, Inc.	31,800	408
Resona Holdings, Inc.	28,500	146
Rohm Co., Ltd.	5,005	224
Sanrio Co., Ltd.	400	11
Santen Pharmaceutical Co., Ltd.	12,200	164
SBI Holdings, Inc.	12,700	144
Secom Co., Ltd.	7,785	469
Sega Sammy Holdings, Inc. (a)	2,300	23
Seiko Epson Corp.	2,200	31
Sekisui Chemical Co., Ltd.	18,072	190
Sekisui House Ltd.	45,046	708
Seven & I Holdings Co., Ltd.	21,400	981
Shimamura Co., Ltd. (a)	400	43
Shimano, Inc.	3,650	514
Shimizu Corp.	9,000	77
Shin-Etsu Chemical Co., Ltd.	11,393	586
Shionogi & Co., Ltd.	11,700	421
Shiseido Co., Ltd.	11,500	252
Shizuoka Bank Ltd. (The) (a)	18,000	180
SMC Corp.	1,705	374
SoftBank Group Corp.	29,000	1,334
Sojitz Corp.	48,400	90
Sompo Japan Nipponkoa Holdings, Inc.	8,600	251
Sony Corp.	34,193	836
Sumitomo Chemical Co., Ltd.	26,600	135
Sumitomo Corp. (a)	19,400	187
Sumitomo Electric Industries Ltd.	20,400	262
Sumitomo Metal Mining Co., Ltd. (a)	6,300	72
Sumitomo Mitsui Financial Group, Inc.	49,700	1,892
Sumitomo Mitsui Trust Holdings, Inc.	271,167	1,000
Sumitomo Realty & Development Co., Ltd.	11,500	367
Suruga Bank Ltd.	6,000	112
Suzuken Co., Ltd.	2,600	87
Suzuki Motor Corp.	2,900	90
Sysmex Corp.	1,500	79
T&D Holdings, Inc.	16,500	195
Taiheiyo Cement Corp. (a)	21,000	63
Taisei Corp.	28,000	183
Takashimaya Co., Ltd.	2,000	16
Takeda Pharmaceutical Co., Ltd.	22,500	992
TDK Corp.	4,052	231
Teijin Ltd.	1,608	5
Terumo Corp.	13,200	374
THK Co., Ltd.	7,500	119
Tobu Railway Co., Ltd.	47,900	206
Toho Co., Ltd.	4,500	103
Tohoku Electric Power Co., Inc.	13,400	182

Tokio Marine Holdings, Inc.	20,720	775
Tokyo Electron Ltd.	4,600	217
Tokyo Gas Co., Ltd.	92,600	450
Tokyu Corp.	32,400	238
Tokyu Fudosan Holdings Corp.	12,200	82
Toppan Printing Co., Ltd.	10,600	86
Toray Industries, Inc. (a)	28,100	244
Toshiba Corp. (a)(b)	100,026	253
TOTO Ltd. (a)	2,000	63
Toyo Suisan Kaisha Ltd.	3,500	133
Toyota Industries Corp.	2,350	112
Toyota Motor Corp.	68,355	4,020
Trend Micro, Inc.	2,900	103
Unicharm Corp.	15,800	280
USS Co., Ltd.	4,100	69
West Japan Railway Co.	1,242	78
Yahoo! Japan Corp. (a)	60,900	233
Yakult Honsha Co., Ltd. (a)	3,000	150
Yamada Denki Co., Ltd. (a)	46,100	186
Yamaha Corp.	4,100	91
Yamaha Motor Co., Ltd.	2,800	56
Yamato Holdings Co., Ltd.	9,835	189
Yaskawa Electric Corp.	8,800	90
		66,670
Korea, Republic of (0.0%)
Nexon Co., Ltd.	6,300	84

Macau (0.0%)
Galaxy Entertainment Group Ltd. (c)	26,000	67

Malta (0.0%)
BGP Holdings PLC (b)(d)(g)	72,261	—

Mexico (0.0%)
Fresnillo PLC	757	7

Netherlands (3.7%)
Aegon N.V.	45,726	263
Akzo Nobel N.V.	6,051	393
Altice N.V. (b)	8,420	179
ArcelorMittal (a)	26,631	139
ASML Holding N.V.	13,766	1,207
Boskalis Westminster	120	5
CNH Industrial N.V.	80,161	523
Gemalto N.V. (a)	3,130	203
Heineken N.V.	5,641	457
ING Groep N.V. CVA	130,963	1,859
Koninklijke Ahold N.V.	22,981	449
Koninklijke DSM N.V.	4,004	185
Koninklijke KPN N.V.	104,124	390
Koninklijke Philips N.V.	23,254	548
Randstad Holding N.V.	4,535	271
RELX N.V.	40,700	665
TNT Express N.V.	22,240	170
Unilever N.V. CVA	36,840	1,483
Wolters Kluwer N.V.	17,981	554
		9,943

Norway (0.3%)
Akastor ASA (a)(b)	169	—	@
DNB ASA	34,267	447
Norsk Hydro ASA	5,271	18
Orkla ASA	3,033	22
Statoil ASA	4,933	72
Subsea 7 SA (a)(b)	286	2
Telenor ASA	17,571	329
		890
Portugal (0.1%)
Banco Comercial Portugues SA (a)(b)	318,514	15
Galp Energia SGPS SA	17,189	170
		185
South Africa (0.4%)
Mondi PLC	1,278	27
SABMiller PLC	19,151	1,085
		1,112
Spain (1.9%)
Abertis Infraestructuras SA (a)	2,402	38
ACS Actividades de Construccion y Servicios SA	1,275	37
Amadeus IT Holding SA, Class A (a)	8,684	371
Banco Bilbao Vizcaya Argentaria SA	96,187	816
Banco de Sabadell SA (a)	108,973	200
Banco Popular Espanol SA (a)	38,795	141
Banco Santander SA	221,338	1,179
Bankia SA	117,502	152
Bankinter SA (a)	5,631	41
CaixaBank SA	52,554	203
Distribuidora Internacional de Alimentacion SA (b)	7,104	43
Endesa SA	14,303	301
Ferrovial SA	3,443	82
Grifols SA (a)	3,855	159
Industria de Diseno Textil SA	8,937	299
International Consolidated Airlines Group SA (b)	10,386	93
International Consolidated Airlines Group SA (b)	1,446	13
Mapfre SA	6,036	16
Red Electrica Corp., SA	4,382	364
Repsol SA	8,569	100
Telefonica SA	23,256	282
Zardoya Otis SA (a)	1,371	15
		4,945
Sweden (3.3%)
Assa Abloy AB, Class B	18,883	339
Electrolux AB, Class B	57,052	1,614
Elekta AB, Class B (a)	7,571	50
Getinge AB, Class B	6,985	156
Hennes & Mauritz AB, Class B	15,347	561
Hexagon AB, Class B	7,456	228
Husqvarna AB, Class B	39,598	260
Investor AB, Class B	23,644	814
Lundin Petroleum AB (a)(b)	3,730	48
Nordea Bank AB	99,641	1,113
Securitas AB, Class B	2,161	27
Skandinaviska Enskilda Banken AB, Class A	48,253	516
Skanska AB, Class B	8,914	175

Svenska Cellulosa AB SCA, Class B	14,723	413
Svenska Handelsbanken AB, Class A	33,204	477
Swedbank AB, Class A	20,888	462
Swedish Match AB	6,810	206
Tele2 AB, Class B	571	6
Telefonaktiebolaget LM Ericsson, Class B	87,718	864
TeliaSonera AB	45,418	245
Volvo AB, Class B	23,482	225
		8,799
Switzerland (8.3%)
ABB Ltd. (Registered) (b)	47,275	837
Actelion Ltd. (Registered) (b)	2,464	313
Adecco SA (Registered) (b)	6,173	453
Baloise Holding AG (Registered)	1,223	140
Cie Financiere Richemont SA (Registered)	7,029	548
Coca-Cola HBC AG (b)	703	15
Credit Suisse Group AG (Registered) (b)	48,659	1,171
Geberit AG (Registered)	1,139	349
Givaudan SA (Registered) (b)	162	264
Julius Baer Group Ltd. (b)	6,421	292
LafargeHolcim Ltd. (Registered) (b)	4,384	229
LafargeHolcim Ltd. (Registered) (b)	9,183	482
Lonza Group AG (Registered) (b)	1,624	214
Nestle SA (Registered)	56,645	4,266
Novartis AG (Registered)	45,848	4,223
Pargesa Holding SA	219	13
Partners Group Holding AG	383	130
Roche Holding AG (Genusschein)	14,001	3,701
Schindler Holding AG	1,032	149
SGS SA (Registered)	18	31
Sonova Holding AG (Registered)	789	102
Swatch Group AG (The)	1,028	199
Swiss Life Holding AG (Registered) (b)	1,353	302
Swiss Prime Site AG (Registered) (b)	3,137	230
Swisscom AG (Registered)	784	392
Syngenta AG (Registered)	1,228	394
UBS Group AG (Registered)	111,480	2,066
Zurich Insurance Group AG (b)	3,238	797
		22,302
United Kingdom (18.8%)
3i Group PLC	21,345	151
Aberdeen Asset Management PLC	29,452	132
Admiral Group PLC	3,010	69
Aggreko PLC	896	13
Amec Foster Wheeler PLC	3,418	37
Anglo American PLC	21,935	183
ARM Holdings PLC	50,011	721
Ashtead Group PLC	1,758	25
Associated British Foods PLC	1,252	63
AstraZeneca PLC	26,712	1,695
Aviva PLC	110,254	756
Babcock International Group PLC	869	12
BAE Systems PLC	68,396	464
Barclays PLC	274,234	1,014
Barratt Developments PLC	36,297	355
BG Group PLC	87,190	1,257
BHP Billiton PLC	33,115	506
BP PLC	323,506	1,640

British American Tobacco PLC	44,092	2,437
British Land Co., PLC REIT	8,518	108
BT Group PLC	239,164	1,522
Bunzl PLC	9,483	255
Burberry Group PLC	7,871	163
Capita PLC	30,694	557
Carnival PLC	5,380	278
Centrica PLC	117,485	408
Cobham PLC	42,073	182
Compass Group PLC	58,107	928
Croda International PLC	3,566	146
Diageo PLC	58,105	1,564
Dixons Carphone PLC	3,457	22
easyJet PLC	6,078	164
Experian PLC	29,942	481
G4S PLC	19,755	69
GKN PLC	41,995	171
GlaxoSmithKline PLC	102,980	1,974
Glencore PLC (b)	226,738	316
Hammerson PLC REIT	7,884	75
Hargreaves Lansdown PLC	3,477	64
HSBC Holdings PLC	403,187	3,050
Imperial Tobacco Group PLC	23,988	1,242
Indivior PLC	15,115	52
Inmarsat PLC	1,503	22
InterContinental Hotels Group PLC	9,258	320
Intertek Group PLC	4,557	168
Intu Properties PLC REIT	6,132	31
Investec PLC	8,360	64
ITV PLC	13,445	50
J Sainsbury PLC (a)	34,218	135
Johnson Matthey PLC	5,046	187
Kingfisher PLC	70,934	386
Land Securities Group PLC REIT	7,595	145
Legal & General Group PLC	105,182	380
Lloyds Banking Group PLC	1,857,604	2,118
Lonmin PLC (a)(b)	3,313	1
Marks & Spencer Group PLC	57,529	437
Meggitt PLC	16,379	118
Melrose Industries PLC	3,436	14
Merlin Entertainments PLC (e)	2,476	14
National Grid PLC	31,813	443
Next PLC	4,144	478
Old Mutual PLC	80,048	230
Pearson PLC	28,961	495
Persimmon PLC (b)	10,453	318
Petrofac Ltd.	2,528	29
Prudential PLC	36,827	779
Randgold Resources Ltd.	317	19
Reckitt Benckiser Group PLC	14,238	1,292
RELX PLC	39,645	680
Rexam PLC	17,215	136
Rio Tinto PLC	17,751	596
Rolls-Royce Holdings PLC (b)	37,317	383
Royal Dutch Shell PLC, Class A	94,094	2,219
Royal Dutch Shell PLC, Class B	69,753	1,655
Royal Mail PLC	2,832	20
RSA Insurance Group PLC	11,896	73
Sage Group PLC (The)	39,453	299
Schroders PLC	2,982	127
Segro PLC REIT	15,809	103

Severn Trent PLC	2,038	67
Shire PLC	12,623	862
Sky PLC	60,175	952
Smith & Nephew PLC	54,791	958
Smiths Group PLC	10,654	162
Sports Direct International PLC (b)	943	11
SSE PLC	8,324	189
Standard Chartered PLC	35,018	340
Standard Life PLC	26,527	156
Tate & Lyle PLC	1,631	15
Taylor Wimpey PLC	118,570	352
Tesco PLC	191,515	532
Travis Perkins PLC	860	26
Tullow Oil PLC (b)	3,645	9
Unilever PLC	21,455	874
United Utilities Group PLC	5,847	82
Vodafone Group PLC	660,948	2,090
Weir Group PLC (The)	4,129	73
Whitbread PLC	6,393	452
William Hill PLC	3,086	16
WM Morrison Supermarkets PLC (a)	7,847	20
Wolseley PLC	6,459	378
WPP PLC	70,847	1,475
		50,376
United States (0.0%)
IMI PLC	938	14
Li & Fung Ltd. (c)	64,000	49
		63
Total Common Stocks (Cost $241,111)		244,171

Short-Term Investments (8.9%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	7,338,560	7,339

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $615; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $627)	$615	615
BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $439; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $448)	439	439
		1,054
Total Securities held as Collateral on Loaned Securities (Cost $8,393)		8,393

	Shares	Value (000)

Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $15,456)	15,456,050	15,456
Total Short-Term Investments (Cost $23,849)		23,849
Total Investments (100.0%) (Cost $264,960) Including $8,684 of Securities Loaned (i)(j)(k)		268,020
Liabilities in Excess of Other Assets (0.0%) (l)		(97)
Net Assets (100.0%)		$267,923

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $8,684,000 and $9,140,000, respectively. The Portfolio received cash collateral of approximately $8,959,000, of which approximately $8,393,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $566,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $181,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2015.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

For the nine months ended September 30, 2015, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.

(g)

At September 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $19,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)

The approximate fair value and percentage of net assets, $243,817,000 and 91.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(k)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,122,000 and the aggregate gross unrealized depreciation is approximately $32,062,000 resulting in net unrealized appreciation of approximately $3,060,000.

(l)	Amount is less than 0.05%.
@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	JPY	771,177	$6,430	10/15/15	USD	6,420	$6,420	$(10)
Citibank NA	USD	9,964	9,964	10/15/15	EUR	8,833	9,872	(92)
Citibank NA	USD	381	381	10/15/15	GBP	248	375	(6)
Credit Suisse International	USD	5,945	5,945	10/15/15	AUD	8,327	5,840	(105)
Goldman Sachs International	JPY	29,815	248	10/15/15	USD	248	248	(—@ )
Northern Trust Company	JPY	219,342	1,829	10/15/15	USD	1,826	1,826	(3)
State Street Bank and Trust Co.	CHF	161	166	10/15/15	USD	167	167	1
State Street Bank and Trust Co.	EUR	707	791	10/15/15	USD	798	798	7
State Street Bank and Trust Co.	GBP	793	1,199	10/15/15	USD	1,228	1,228	29
State Street Bank and Trust Co.	USD	3,519	3,519	10/15/15	CHF	3,422	3,513	(6)
State Street Bank and Trust Co.	USD	1,142	1,142	10/15/15	GBP	744	1,125	(17)
			$31,614				$31,412	$(202)

Futures Contracts:

The Portfolio had the following futures contracts open at September 30, 2015:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Long:
Dax Index (Germany)	26	$7,016	Dec-15	$(359)
FTSE 100 Index (United Kingdom)	43	3,915	Dec-15	(62)
FTSE MIB Index (Italy)	49	5,814	Dec-15	(58)
IBEX 35 Index (Spain)	58	6,183	Oct-15	(156)
				$(635)

@		Value is less than $500.
AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	71.4%
Banks	12.8
Pharmaceuticals	9.8
Short-Term Investment	6.0
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with an underlying face amount of approximately $22,928,000 with total unrealized depreciation of approximately $635,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $202,000.

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (84.0%)
China (23.8%)
Bank of China Ltd. H Shares (a)	203,000	$88
China Construction Bank Corp. H Shares (a)	89,000	60
China Life Insurance Co., Ltd. H Shares (a)	11,000	38
China Machinery Engineering Corp. H Shares (a)	10,000	9
China Mengniu Dairy Co., Ltd. (a)	5,000	18
China Mobile Ltd. (a)	9,000	107
China Overseas Land & Investment Ltd. (a)	10,000	31
China Pacific Insurance Group Co., Ltd. H Shares (a)	7,600	28
China Taiping Insurance Holdings Co., Ltd. (a)(b)	3,600	11
Chongqing Changan Automobile Co., Ltd. B Shares	4,600	8
Huadian Power International Corp., Ltd. H Shares (a)	18,000	14
JD.com, Inc. ADR (b)	847	22
Nan Ya Plastics Corp.	5,000	8
NetEase, Inc. ADR	102	12
Shenzhen International Holdings Ltd. (a)	6,500	9
Shenzhou International Group Holdings Ltd. (a)	3,000	16
Sihuan Pharmaceutical Holdings Group Ltd. (a)(c)	113,000	52
TAL Education Group ADR (b)	270	9
Tencent Holdings Ltd. (a)	9,100	153
		693
Hong Kong (9.9%)
AIA Group Ltd.	2,000	10
BOC Hong Kong Holdings Ltd.	19,500	58
Cheung Kong Property Holdings Ltd.	6,628	49
CK Hutchison Holdings Ltd.	6,628	86
HKT Trust & HKT Ltd.	28,520	34
L’Occitane International SA	2,750	6
Samsonite International SA	13,800	45
		288
India (2.2%)
HDFC Bank Ltd. ADR	669	41
Larsen & Toubro Ltd. GDR	983	22
		63
Indonesia (2.5%)
AKR Corporindo Tbk PT	17,700	7
Kalbe Farma Tbk PT	208,900	20
Link Net Tbk PT (b)	21,400	6
Matahari Department Store Tbk PT	16,100	18
Nippon Indosari Corpindo Tbk PT	105,700	8
Surya Citra Media Tbk PT	42,700	8
XL Axiata Tbk PT (b)	36,800	7
		74
Korea, Republic of (17.7%)
Amorepacific Corp.	106	35
Cheil Worldwide, Inc. (b)	117	2
Cosmax, Inc.	92	17
Coway Co., Ltd.	554	39
Hotel Shilla Co., Ltd.	391	38
KB Financial Group, Inc.	858	25
KEPCO Plant Service & Engineering Co., Ltd.	208	21
Kia Motors Corp.	911	41

Korea Aerospace Industries Ltd.	285	16
LG Chem Ltd.	133	32
LIG Nex1 Co., Ltd. (b)	71	5
Lotte Chemical Corp.	90	21
NAVER Corp.	42	18
Samsung Electronics Co., Ltd.	105	101
Samsung Electronics Co., Ltd. (Preference)	25	20
Samsung Life Insurance Co., Ltd.	293	25
SK Holdings Co., Ltd.	112	23
SK Hynix, Inc.	1,017	29
SK Telecom Co., Ltd.	30	7
		515
Laos (0.5%)
Kolao Holdings	1,179	13

Malaysia (1.2%)
IHH Healthcare Bhd	23,300	31
Tune Protect Group Bhd	13,100	4
		35
Philippines (3.3%)
Ayala Corp.	1,470	24
BDO Unibank, Inc.	3,400	8
DMCI Holdings, Inc.	26,200	7
International Container Terminal Services, Inc.	4,830	8
LT Group, Inc.	26,800	6
Metro Pacific Investments Corp.	116,000	12
Metropolitan Bank & Trust Co.	6,551	11
Rizal Commercial Banking Corp.	12,790	8
SM Investments Corp.	570	11
		95
Singapore (3.2%)
DBS Group Holdings Ltd.	1,994	23
Jardine Cycle & Carriage Ltd.	1,100	21
Keppel Infrastructure Trust (Units) (d)	61,700	23
OSIM International Ltd.	7,900	9
Oversea-Chinese Banking Corp., Ltd.	1,386	9
Raffles Medical Group Ltd.	2,681	8
		93
Taiwan (18.2%)
Advanced Semiconductor Engineering, Inc.	26,000	28
Advanced Semiconductor Engineering, Inc. ADR	309	2
Catcher Technology Co., Ltd.	4,000	43
Chailease Holding Co., Ltd.	12,827	20
Delta Electronics, Inc.	5,000	24
Eclat Textile Co., Ltd.	2,320	37
Fubon Financial Holding Co., Ltd.	20,000	31
Hermes Microvision, Inc.	1,000	38
Hon Hai Precision Industry Co., Ltd.	28,250	74
momo.com, Inc.	1,546	9
PChome Online, Inc.	2,000	23
Pegatron Corp.	12,000	29
Siliconware Precision Industries Co., Ltd.	1,256	2
Siliconware Precision Industries Co., Ltd. ADR	35	—	@
Taiwan Mobile Co., Ltd.	6,000	18
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	96

Uni-President Enterprises Corp.	31,462	55
		529
Thailand (1.5%)
Advanced Info Service PCL (Foreign)	2,600	16
Land and Houses PCL (Foreign)	33,060	8
Minor International PCL (Foreign)	15,200	12
Total Access Communication PCL NVDR	5,700	9
		45
Total Common Stocks (Cost $2,539)		2,443

Investment Companies (7.3%)
India (7.3%)
iShares MSCI India ETF	5,104	146
iShares MSCI India Index ETF (b)	9,600	66
Total Investment Companies (Cost $227)		212

Participation Notes (4.8%)
India (4.8%)
Ashok Leyland Ltd., Equity Linked Notes, expires 5/13/19 (b)	14,034	20
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (b)	775	10
Gateway Distriparks Ltd., Equity Linked Notes, expires 10/17/19 (b)	1,744	10
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 6/28/18 (b)	899	14
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18 (b)	1,799	4
IndusInd Bank Ltd., Equity Linked Notes, expires 8/28/18 (b)	1,081	16
Inox Leisure Ltd., Equity Linked Notes, expires 9/23/19 (b)	1,997	7
Marico Ltd., Equity Linked Notes, expires 1/9/20 (b)	762	5
Marico Ltd., Equity Linked Notes, expires 6/10/20 (b)	700	4
Maruti Suzuki India Ltd., Equity Linked Notes, expires 12/4/18 (b)	251	18
Shree Cement Ltd., Equity Linked Notes, expires 7/7/20 (b)	41	7
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 1/30/19 (b)	857	12
Sun Pharmaceutical Industries Ltd., Equity Linked Notes, expires 6/3/20 (b)	387	5
Tata Consultancy Services Ltd., Equity Linked Notes, expires 1/8/19 (b)	221	9
Total Participation Notes (Cost $127)		141
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $25)	24,866	25
Total Investments (97.0%) (Cost $2,918) (f)(g)(h)		2,821
Other Assets in Excess of Liabilities (3.0%)		86
Net Assets (100.0%)		$2,907

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Security has been deemed illiquid at September 30, 2015.
(d)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(f)	Securities are available for collateral in connection with open foreign currency exchange contracts.
(g)

The approximate fair value and percentage of net assets, $2,344,000 and 80.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $179,000 and the aggregate gross unrealized depreciation is approximately $276,000 resulting in net unrealized depreciation of approximately $97,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	KRW	124,330	$105	10/19/15	USD	104	$104	$(1)
State Street Bank and Trust Co.	KRW	33,808	29	10/19/15	USD	29	29	—	@
State Street Bank and Trust Co.	USD	17	17	10/19/15	KRW	20,036	17	(—@	)
			$151				$150	$(1)

KRW	—	South Korean Won
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	53.4%
Banks	12.3
Investment Companies	7.5
Internet Software & Services	7.3
Semiconductors & Semiconductor Equipment	6.9
Tech Hardware, Storage & Peripherals	6.9
Wireless Telecommunication Services	5.7
Total Investments	100.0	%**

*            Industries and/or investment types representing less than 5% of total investments.

**     Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Austria (2.3%)
Erste Group Bank AG (a)	486,689	$14,149
Vienna Insurance Group AG Wiener Versicherung Gruppe	204,121	6,011
		20,160
Brazil (5.7%)
Banco Bradesco SA (Preference)	1,116,598	6,033
BRF SA	970,491	17,280
Itau Unibanco Holding SA (Preference)	1,258,115	8,413
MercadoLibre, Inc. (b)	57,274	5,215
Raia Drogasil SA	505,312	4,984
Telefonica Brasil SA (Preference)	323,500	2,992
Ultrapar Participacoes SA	257,081	4,332
		49,249
Chile (0.5%)
SACI Falabella	752,889	4,667

China (16.0%)
Bank of China Ltd. H Shares (c)	42,602,000	18,440
China Construction Bank Corp. H Shares (c)	20,839,750	13,959
China Life Insurance Co., Ltd. H Shares (c)	2,277,000	7,948
China Machinery Engineering Corp. H Shares (c)	2,091,000	1,812
China Mengniu Dairy Co., Ltd. (c)	920,000	3,248
China Mobile Ltd. (c)	1,824,500	21,775
China Overseas Land & Investment Ltd. (c)	1,852,000	5,652
China Pacific Insurance Group Co., Ltd. H Shares (c)	1,475,600	5,465
China Taiping Insurance Holdings Co., Ltd. (a)(c)	909,000	2,847
Chongqing Changan Automobile Co., Ltd. B Shares	955,502	1,622
CSPC Pharmaceutical Group Ltd. (c)	2,780,000	2,453
Huadian Power International Corp., Ltd. H Shares (c)	3,594,000	2,823
JD.com, Inc. ADR (a)	176,877	4,609
Nan Ya Plastics Corp.	996,000	1,689
NetEase, Inc. ADR	19,188	2,305
Shenzhen International Holdings Ltd. (c)	1,679,500	2,317
Shenzhou International Group Holdings Ltd. (c)	575,000	2,972
Sihuan Pharmaceutical Holdings Group Ltd. (c)(d)	8,310,000	3,853
TAL Education Group ADR (a)(b)	101,482	3,263
Tencent Holdings Ltd. (c)	1,711,500	28,785
Tsingtao Brewery Co., Ltd. H Shares (b)(c)	288,000	1,266
		139,103
Colombia (0.8%)
Cemex Latam Holdings SA (a)	649,704	2,588
Grupo de Inversiones Suramericana SA	211,073	2,452
Grupo de Inversiones Suramericana SA (Preference)	161,171	1,848
		6,888
Czech Republic (1.2%)
Komercni Banka AS	50,055	10,858

Egypt (0.5%)
Commercial International Bank Egypt SAE	703,268	4,729

Hong Kong (2.7%)
AIA Group Ltd.	1,608,000	8,372

Samsonite International SA	4,531,800	14,875
		23,247
India (12.2%)
Ashok Leyland Ltd.	10,483,118	14,792
Bharat Petroleum Corp., Ltd.	526,816	6,842
Glenmark Pharmaceuticals Ltd.	558,409	8,960
HDFC Bank Ltd.	533,332	10,437
Idea Cellular Ltd.	1,232,111	2,812
IndusInd Bank Ltd.	754,273	10,861
Larsen & Toubro Ltd.	316,696	7,095
Marico Ltd.	1,067,615	6,589
Maruti Suzuki India Ltd.	173,660	12,429
Shree Cement Ltd. (a)	45,066	8,059
Shriram Transport Finance Co., Ltd.	591,972	8,360
Sun Pharmaceutical Industries Ltd. (a)	259,711	3,445
Tata Consultancy Services Ltd.	141,123	5,571
		106,252
Indonesia (2.4%)
AKR Corporindo Tbk PT	5,115,800	2,050
Kalbe Farma Tbk PT	37,953,800	3,576
Link Net Tbk PT (a)	9,425,200	2,897
Matahari Department Store Tbk PT	6,332,200	6,977
Surya Citra Media Tbk PT	10,944,100	2,059
XL Axiata Tbk PT (a)	16,295,800	2,913
		20,472
Korea, Republic of (12.2%)
Amorepacific Corp.	21,755	7,101
Cosmax, Inc.	21,875	3,982
Coway Co., Ltd.	114,516	8,115
Hotel Shilla Co., Ltd. (b)	79,044	7,717
KB Financial Group, Inc.	214,255	6,360
Kia Motors Corp.	154,038	6,987
Korea Aerospace Industries Ltd.	53,699	3,094
LG Chem Ltd.	19,883	4,831
LIG Nex1 Co., Ltd. (a)	10,965	703
Lotte Chemical Corp.	15,063	3,460
NAVER Corp.	8,841	3,840
Nexon Co., Ltd.	356,500	4,775
Samsung Electronics Co., Ltd.	22,770	21,898
Samsung Electronics Co., Ltd. (Preference)	6,272	4,887
Samsung Life Insurance Co., Ltd.	59,708	4,988
SK Holdings Co., Ltd.	21,339	4,411
SK Hynix, Inc.	182,522	5,216
SK Telecom Co., Ltd.	15,221	3,372
		105,737
Laos (0.2%)
Kolao Holdings (b)	128,161	1,473

Malaysia (0.7%)
Astro Malaysia Holdings Bhd	2,758,000	1,771
IHH Healthcare Bhd	2,924,400	3,973
		5,744

Mexico (7.0%)
Alfa SAB de CV	4,999,695	9,724
Cemex SAB de CV ADR (a)	1,818,569	12,712
El Puerto de Liverpool SAB de CV	321,102	4,168
Fomento Economico Mexicano SAB de CV ADR	205,520	18,343
Grupo Financiero Banorte SAB de CV Series O	1,413,567	6,934
Grupo Financiero Inbursa SAB de CV Series O	1,931,321	3,990
Mexichem SAB de CV	2,137,900	5,255
		61,126
Pakistan (1.0%)
Lucky Cement Ltd.	538,100	2,705
United Bank Ltd.	4,266,800	5,966
		8,671
Panama (0.2%)
Copa Holdings SA, Class A (b)	39,756	1,667

Peru (1.0%)
Credicorp Ltd.	82,060	8,728

Philippines (4.0%)
BDO Unibank, Inc.	1,637,000	3,629
DMCI Holdings, Inc.	10,929,100	3,002
International Container Terminal Services, Inc.	1,718,080	2,765
LT Group, Inc.	13,368,800	2,892
Metro Pacific Investments Corp.	58,917,800	6,290
Metropolitan Bank & Trust Co.	4,431,347	7,743
SM Investments Corp.	456,710	8,715
		35,036
Poland (3.6%)
Bank Pekao SA	153,817	6,255
Bank Zachodni WBK SA (a)	5,381	416
CCC SA	90,865	3,926
Jeronimo Martins SGPS SA	679,788	9,181
LPP SA	820	1,689
PKP Cargo SA	219,984	3,912
Polski Koncern Naftowy Orlen SA	324,460	5,662
		31,041
Russia (1.6%)
Mail.ru Group Ltd. GDR (a)	242,552	4,229
NovaTek OAO (Registered GDR)	31,318	2,905
X5 Retail Group N.V. GDR (a)	204,380	3,568
Yandex N.V., Class A (a)	311,679	3,344
		14,046
South Africa (7.0%)
Life Healthcare Group Holdings Ltd.	1,892,866	4,872
Mondi PLC	442,315	9,245
MTN Group Ltd.	680,379	8,759
Naspers Ltd., Class N	118,545	14,874
Sasol Ltd. (b)	216,132	6,068
Steinhoff International Holdings Ltd. (b)	1,573,478	9,669
Vodacom Group Ltd.	725,184	7,208
		60,695

Taiwan (11.1%)
Advanced Semiconductor Engineering, Inc.	7,497,000	8,201
Advanced Semiconductor Engineering, Inc. ADR	62,313	342
Catcher Technology Co., Ltd.	748,000	7,993
Chailease Holding Co., Ltd.	2,726,261	4,277
Delta Electronics, Inc.	947,000	4,464
Eclat Textile Co., Ltd.	324,867	5,138
Fubon Financial Holding Co., Ltd.	4,401,490	6,875
Hermes Microvision, Inc.	81,155	3,104
Hon Hai Precision Industry Co., Ltd.	4,880,000	12,765
Largan Precision Co., Ltd.	61,000	4,789
PChome Online, Inc.	63,000	729
Pegatron Corp.	2,030,000	4,999
Siliconware Precision Industries Co., Ltd.	290,634	361
Siliconware Precision Industries Co., Ltd. ADR	49,717	312
Taiwan Mobile Co., Ltd.	1,194,000	3,649
Taiwan Semiconductor Manufacturing Co., Ltd.	5,086,205	20,297
Uni-President Enterprises Corp.	4,849,290	8,422
		96,717
Thailand (2.5%)
Advanced Info Service PCL (Foreign)	1,121,400	6,992
DKSH Holding AG (a)(b)	95,669	6,062
Land and Houses PCL (Foreign) (b)	12,507,640	2,781
Minor International PCL (Foreign) (b)	4,486,770	3,564
Total Access Communication PCL (Foreign)	996,500	1,590
Total Access Communication PCL NVDR (b)	556,700	888
		21,877
Turkey (0.9%)
Arcelik AS	875,307	4,276
Ulker Biskuvi Sanayi AS	610,899	3,869
		8,145
United States (0.7%)
Yum! Brands, Inc. (b)	71,952	5,753
Total Common Stocks (Cost $809,399)		852,081
Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (e) (Cost $5,971)	16,179,736	4,459

Short-Term Investments (4.5%)
Securities held as Collateral on Loaned Securities (3.1%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	23,395,473	23,395

	Face Amount (000)	Value (000)
Repurchase Agreements (0.4%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1,961; fully collateralized by a U.S. Government obligation; 3.13% due 8/15/44; valued at $2,000)	$1,961	1,961
BNP Paribas Securities Corp., (0.09%, dated 9/30/15, due 10/1/15; proceeds $1,400; fully collateralized by various U.S. Government agency securities; 0.00% - 7.25% due 11/5/15 - 10/11/33 and U.S. Government obligations; 0.00% - 1.88% due 10/15/15 - 9/30/17; valued at $1,428)	1,400	1,400
		3,361
Total Securities held as Collateral on Loaned Securities (Cost $26,756)		26,756

	Shares	Value (000)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $12,218)	12,218,352	12,218
Total Short-Term Investments (Cost $38,974)		38,974
Total Investments (103.0%) (Cost $854,344) Including $31,156 of Securities Loaned (g)(h)(i)		895,514
Liabilities in Excess of Other Assets (-3.0%)		(26,108)
Net Assets (100.0%)		$869,406

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $31,156,000 and $31,951,000, respectively. The Portfolio received cash collateral of approximately $28,561,000, of which approximately $26,756,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2015, there was uninvested cash collateral of approximately $1,805,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,390,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)	Security has been deemed illiquid at September 30, 2015.
(e)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $23,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The approximate fair value and percentage of net assets, $695,272,000 and 80.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $144,029,000 and the aggregate gross unrealized depreciation is approximately $102,859,000 resulting in net unrealized appreciation of approximately $41,170,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	24,614	$27,509	10/15/15	USD	27,752	$27,752	$243
State Street Bank and Trust Co.	KRW	41,919,991	35,344	10/19/15	USD	35,044	35,044	(300)
			$62,853				$62,796	$(57)

EUR	—	Euro
KRW	—	South Korean Won
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	70.8%
Banks	17.0
Wireless Telecommunication Services	6.6
Internet Software & Services	5.6
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $57,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (79.1%)
Belgium (4.7%)
Anheuser-Busch InBev N.V.	13,165	$1,398

Brazil (1.7%)
BRF SA	27,804	495

China (4.3%)
Tencent Holdings Ltd. (a)	76,100	1,280

Hong Kong (14.0%)
AIA Group Ltd.	260,800	1,358
Samsonite International SA	851,100	2,793
		4,151
Indonesia (6.9%)
Bank Mandiri Persero Tbk PT	925,800	502
Link Net Tbk PT (b)	1,404,300	432
Matahari Department Store Tbk PT	382,700	422
Sumber Alfaria Trijaya Tbk PT	17,871,691	697
		2,053
Korea, Republic of (2.2%)
Orion Corp.	799	638

Mexico (7.4%)
Fomento Economico Mexicano SAB de CV ADR	15,593	1,392
Grupo Financiero Banorte SAB de CV Series O	162,618	797
		2,189
Peru (3.9%)
Credicorp Ltd.	10,971	1,167

Philippines (2.4%)
BDO Unibank, Inc.	316,880	703

Poland (4.8%)
Jeronimo Martins SGPS SA	106,242	1,435

Russia (0.8%)
O’Key Group SA GDR	143,882	230

South Africa (14.1%)
Famous Brands Ltd.	121,941	1,189
Life Healthcare Group Holdings Ltd.	350,313	902
Naspers Ltd., Class N	5,156	647
SABMiller PLC	25,287	1,433
		4,171
Thailand (4.4%)
DKSH Holding AG (b)	20,360	1,290

Turkey (0.6%)
Ulker Biskuvi Sanayi AS	26,277	166

United Kingdom (3.5%)
British American Tobacco PLC	18,964	1,048

United States (3.4%)
Yum! Brands, Inc.	12,561	1,004
Total Common Stocks (Cost $25,780)		23,418

Participation Notes (15.3%)
India (15.3%)
Bata India Ltd., Equity Linked Notes, expires 11/12/15 (b)	41,366	682
Bata India Ltd., Equity Linked Notes, expires 6/4/18 (b)	28,108	464
Colgate-Palmolive India Ltd., Equity Linked Notes, expires 7/18/19 (b)	21,078	309
Hero MotoCorp Ltd., Equity Linked Notes, expires 11/12/15 (b)	19,196	702
Ipca Laboratories Ltd., Equity Linked Notes, expires 2/5/16 (b)	18,743	212
Ipca Laboratories Ltd., Equity Linked Notes, expires 8/18/16 (b)	57,554	651
Marico Ltd., Equity Linked Notes, expires 1/9/20 (b)	67,359	416
Marico Ltd., Equity Linked Notes, expires 6/10/20 (b)	13,004	80
Shriram Transport Finance Co., Ltd., Equity Linked Notes, expires 10/31/16 (b)	72,555	1,025
Total Participation Notes (Cost $5,064)		4,541

Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,581)	1,580,657	1,581
Total Investments (99.7%) (Cost $32,425) (d)(e)		29,540
Other Assets in Excess of Liabilities (0.3%)		94
Net Assets (100.0%)		$29,634

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $18,563,000 and 62.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $556,000 and the aggregate gross unrealized depreciation is approximately $3,441,000 resulting in net unrealized depreciation of approximately $2,885,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	40.9%
Beverages	14.3
Textiles, Apparel & Luxury Goods	13.3
Banks	10.7
Food & Staples Retailing	8.0
Hotels, Restaurants & Leisure	7.4
Short-Term Investment	5.4
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (90.5%)
Argentina (8.6%)
Banco Macro SA ADR (a)	381,906	$14,665
BBVA Banco Frances SA ADR (a)	967,178	15,001
Telecom Argentina SA ADR	623,607	9,080
YPF SA ADR	760,254	11,578
		50,324
Bangladesh (5.2%)
Beximco Pharmaceuticals Ltd.	1,816,465	1,670
GrameenPhone Ltd.	4,343,146	15,917
Olympic Industries Ltd.	3,285,814	12,779
		30,366
Egypt (8.4%)
Arabian Cement Co.	4,868,507	7,337
Commercial International Bank Egypt SAE	2,937,007	19,749
Edita Food Industries SAE (a)	2,777,474	11,706
Integrated Diagnostics Holdings PLC (a)(b)	1,683,220	10,505
		49,297
Kenya (7.3%)
East African Breweries Ltd.	4,661,301	12,377
Kenya Commercial Bank Ltd.	27,932,209	12,532
Safaricom Ltd.	125,341,319	18,139
		43,048
Kuwait (11.3%)
Burgan Bank SAK	12,387,184	15,789
Kuwait Projects Co., Holding KSC	7,472,030	14,592
National Bank of Kuwait	13,316,975	35,692
		66,073
Morocco (2.5%)
Attijariwafa Bank	419,068	14,427

Nigeria (8.5%)
Guaranty Trust Bank PLC	143,335,886	17,265
Lafarge Africa PLC	21,427,775	10,494
Nigerian Breweries PLC	16,500,350	12,089
Zenith Bank PLC	119,364,126	10,075
		49,923
Pakistan (12.2%)
K-Electric Ltd. (a)	126,766,700	8,584
Lucky Cement Ltd.	4,241,962	21,326
Maple Leaf Cement Factory Ltd.	14,183,091	9,324
MCB Bank Ltd.	6,729,571	14,693
United Bank Ltd.	12,417,278	17,362
		71,289
Qatar (2.7%)
Qatar Islamic Bank	509,480	16,016

Romania (7.7%)
Banca Transilvania (a)	43,673,224	25,316
BRD-Groupe Societe Generale SA (a)	6,111,827	16,097
Societatea Nationala de Gaze Naturale ROMGAZ SA	272,814	2,070
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (b)	175,000	1,329
		44,812
Sri Lanka (4.6%)
Commercial Bank of Ceylon PLC	14,329,600	16,126
John Keells Holdings PLC	8,801,967	10,569
		26,695
Tanzania, United Republic of (1.2%)
Tanzania Breweries Ltd.	970,866	6,787

United Arab Emirates (3.8%)
Aramex PJSC	3,934,855	3,381
First Gulf Bank PJSC	2,295,970	8,729
NMC Health PLC	789,831	9,971
		22,081
Vietnam (6.5%)
Bank for Foreign Trade of Vietnam JSC	7,139,670	13,673
Masan Group Corp. (a)	3,413,260	11,256
Vietnam Dairy Products JSC	2,806,824	13,396
		38,325
Total Common Stocks (Cost $549,254)		529,463

Participation Notes (10.4%)
Saudi Arabia (10.1%)
Al Hammadi Development and Investment Co., Equity Linked Notes, expires 12/20/18 (a)	509,294	7,019
Al Hammadi Development and Investment Co. Series 000A, Equity Linked Notes, expires 8/21/17 (a)	866,586	11,942
Al Rajhi Bank, Equity Linked Notes, expires 9/27/16 (a)	408,461	5,985
Al Rajhi Bank, Equity Linked Notes, expires 11/27/17 (a)	590,384	8,651
Jarir Marketing Co. Series 0005, Equity Linked Notes, expires 12/12/16 (a)(b)	304,977	14,638
Saudi Hollandi Bank, Equity Linked Notes, expires 9/27/16 (a)	78,279	690
Saudi Hollandi Bank Series 0001, Equity Linked Notes, expires 1/23/17 (a)	468,185	4,126
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16 (a)	729,820	6,432
		59,483
Vietnam (0.3%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 10/23/17 (a)	133,329	637
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19 (a)	203,515	971
		1,608
Total Participation Notes (Cost $62,515)		61,091

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $4,567)	4,567,158	4,567
Total Investments (101.7%) (Cost $616,336) (d)(e)		595,121
Liabilities in Excess of Other Assets (-1.7%)		(9,885)
Net Assets (100.0%)		$585,236

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $13,000 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $472,352,000 and 80.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $45,736,000 and the aggregate gross unrealized depreciation is approximately $66,951,000 resulting in net unrealized depreciation of approximately $21,215,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	49.5%
Other*	16.3
Food Products	8.5
Construction Materials	8.1
Health Care Providers & Services	6.6
Wireless Telecommunication Services	5.7
Beverages	5.3
Total Investments	100.0%

*    Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (91.5%)
Brazil (0.7%)
MercadoLibre, Inc.	284	$26

Canada (2.7%)
Valeant Pharmaceuticals International, Inc. (a)	597	106

China (3.5%)
Alibaba Group Holding Ltd. ADR (a)	1,392	82
JD.com, Inc. ADR (a)	2,186	57
		139
France (6.8%)
Christian Dior SE	904	169
Edenred	2,432	40
Eurazeo SA	926	62
		271
Hong Kong (1.3%)
L’Occitane International SA	24,500	51

Italy (1.5%)
Moncler SpA	3,256	58

Japan (3.2%)
Calbee, Inc.	2,500	81
FANUC Corp.	300	46
		127
Korea, Republic of (3.1%)
Loen Entertainment, Inc.	536	36
NAVER Corp.	199	87
		123
Netherlands (0.9%)
OCI N.V. (a)	1,454	37

Singapore (1.2%)
Jardine Matheson Holdings Ltd.	1,040	49

South Africa (5.1%)
Naspers Ltd., Class N	1,093	137
SABMiller PLC	1,141	65
		202
Switzerland (4.8%)
Nestle SA ADR	2,533	191

United Kingdom (6.4%)
Diageo PLC ADR	538	58
Intertek Group PLC	1,002	37
Manchester United PLC, Class A	3,300	57
Reckitt Benckiser Group PLC	1,113	101
		253

United States (50.3%)
Alphabet, Inc., Class C (a)	215	131
Amazon.com, Inc. (a)	635	325
Anheuser-Busch InBev N.V. ADR	845	90
Apple, Inc.	677	75
Berkshire Hathaway, Inc., Class B (a)	438	57
Costco Wholesale Corp.	376	54
Facebook, Inc., Class A (a)	3,032	272
Keurig Green Mountain, Inc.	502	26
LinkedIn Corp., Class A (a)	653	124
Mastercard, Inc., Class A	876	79
McGraw Hill Financial, Inc.	762	66
Mead Johnson Nutrition Co.	1,031	73
Monster Beverage Corp. (a)	550	74
Starbucks Corp.	1,720	98
Thermo Fisher Scientific, Inc.	419	51
Twitter, Inc. (a)	4,149	112
Visa, Inc., Class A	776	54
Walgreens Boots Alliance, Inc.	1,165	97
Walt Disney Co. (The)	541	55
Zoetis, Inc.	2,034	84
		1,997
Total Common Stocks (Cost $3,335)		3,630

	Notional Amount	Value (000)
Call Options Purchased (0.3%)
Foreign Currency Options (0.3%)
USD/CNY June 2016 @ CNY 6.70	630,774	8
USD/CNY November 2015 @ CNY 6.65	739,759	2
Total Call Options Purchased (Cost $5)		10

	Shares
Short-Term Investment (7.4%)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $293)	292,952	293
Total Investments (99.2%) (Cost $3,633) (c)(d)		3,933
Other Assets in Excess of Liabilities (0.8%)		34
Net Assets (100.0%)		$3,967

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,056,000 and 26.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $566,000 and the aggregate gross unrealized depreciation is approximately $266,000 resulting in net unrealized appreciation of approximately $300,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.9%
Internet Software & Services	21.2
Internet & Catalog Retail	9.7
Food Products	9.4
Short-Term Investment	7.5
Beverages	7.3
Media	7.2
Textiles, Apparel & Luxury Goods	5.8
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (82.9%)
Brazil (1.9%)
GAEC Educacao SA	29,242	$71
JHSF Participacoes SA	146,687	54
		125
Canada (2.1%)
Dominion Diamond Corp. (a)	3,227	34
Second Cup Ltd. (The) (a)	51,864	102
		136
China (1.2%)
Jumei International Holding Ltd. ADR (a)	8,004	79

France (16.8%)
Christian Dior SE	3,599	674
Edenred	10,595	173
Eurazeo SA	3,796	253
		1,100
Germany (0.9%)
windeln.de AG (a)(b)	2,378	28
Zalando SE (a)(b)	988	33
		61
Greece (2.4%)
Titan Cement Co., SA (Preference) (a)	15,006	155

Italy (2.1%)
Tamburi Investment Partners SpA	35,813	137

Netherlands (3.5%)
Koninklijke Philips N.V.	9,638	227

Sweden (1.7%)
Investment AB Kinnevik	4,036	116

United Kingdom (0.5%)
Just Eat PLC (a)	5,359	33

United States (49.8%)
BWX Technologies, Inc.	26,005	685
Castlight Health, Inc., Class B (a)(c)	9,142	38
Cosan Ltd., Class A	20,392	59
Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $25; acquired 5/1/12)	2,743	51
eBay, Inc. (a)	13,096	320
Garmin Ltd.	2,872	103
GrubHub, Inc. (a)	2,112	51
Joy Global, Inc.	17,025	254
Manitowoc Co., Inc. (The)	46,643	700
PayPal Holdings, Inc. (a)	9,503	295
RenaissanceRe Holdings Ltd.	1,346	143
Shutterstock, Inc. (a)	1,655	50
Solera Holdings, Inc.	4,346	235

Terex Corp.	15,358	276
		3,260
Total Common Stocks (Cost $6,258)		5,429

Preferred Stocks (11.4%)
India (4.0%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $44; acquired 10/4/13)	1,910	260

United States (7.4%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $78; acquired 4/16/14)	1,917	178
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost - $56; acquirred 1/24/14)	3,945	115
DOMO, Inc. (a)(d)(e)(f) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	78
Lookout, Inc. Series F (a)(d)(e)(f) (acquisition cost - $73; acquired 6/17/14)	6,374	45
Palantir Technologies, Inc. Series G (a)(d)(e)(f) (acquisition cost - $9; acquired 7/19/12)	2,935	33
Palantir Technologies, Inc. Series H (a)(d)(e)(f) (acquisition cost - $6; acquired 10/25/13)	1,572	18
Palantir Technologies, Inc. Series H1 (a)(d)(e)(f) (acquisition cost - $6; acquired 10/25/13)	1,572	18
		485
Total Preferred Stocks (Cost $309)		745

Convertible Preferred Stock (0.1%)
United States (0.1%)
Dropbox, Inc. Series A (a)(d)(e)(f) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	5

Participation Note (0.1%)
Italy (0.1%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $3)	8,953	6

	Notional Amount	Value (000)
Call Options Purchased (1.7%)
United States (1.7%)
Intuitive Surgical, Inc. January 2016 @ $300	5	81
United Technologies Corp. January 2017 @ $110	148	29
Total Call Options Purchased (Cost $120)		110

	Shares
Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	11,093	11

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $2)	$1	1
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $1)	1	1
		2
Total Securities held as Collateral on Loaned Securities (Cost $13)		13

	Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $197)	196,739	197
Total Short-Term Investments (Cost $210)		210
Total Investments (99.4%) (Cost $6,903) Including $13 of Securities Loaned (h)(i)		6,505
Other Assets in Excess of Liabilities (0.6%)		41
Net Assets (100.0%)		$6,546

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $13,000 and $13,000, respectively. The Portfolio received cash collateral of approximately $13,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Security has been deemed illiquid at September 30, 2015.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $801,000 and represents 12.2% of net assets.

(f)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $801,000, representing 12.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $1,674,000 and 25.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $816,000 and the aggregate gross unrealized depreciation is approximately $1,214,000 resulting in net unrealized depreciation of approximately $398,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.1%
Machinery	18.9
Aerospace & Defense	10.5
Textiles, Apparel & Luxury Goods	10.4
Internet & Catalog Retail	8.9
Internet Software & Services	7.9
Software	6.6
Diversified Financial Services	5.7
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
France (6.2%)
Pernod Ricard SA	124,618	$12,583
Publicis Groupe SA	97,110	6,635
Sanofi	135,314	12,891
		32,109
Germany (1.9%)
SAP SE	149,616	9,680

Italy (0.8%)
Davide Campari-Milano SpA	512,178	4,087

Japan (2.1%)
Japan Tobacco, Inc.	349,300	10,866

Netherlands (0.6%)
RELX N.V.	175,589	2,867

Switzerland (9.4%)
Nestle SA (Registered)	652,085	49,106

United Kingdom (25.1%)
British American Tobacco PLC	822,312	45,446
Experian PLC	587,827	9,434
Reckitt Benckiser Group PLC	418,378	37,977
RELX PLC	161,046	2,764
Unilever PLC	857,141	34,916
		130,537
United States (49.7%)
3M Co.	64,015	9,075
Accenture PLC, Class A	250,694	24,633
Altria Group, Inc.	446,486	24,289
Automatic Data Processing, Inc.	116,577	9,368
Intuit, Inc.	66,059	5,863
Mead Johnson Nutrition Co.	28,767	2,025
Microsoft Corp.	784,804	34,735
Mondelez International, Inc., Class A	559,091	23,409
Moody’s Corp.	53,081	5,213
NIKE, Inc., Class B	97,659	12,009
Philip Morris International, Inc.	213,397	16,929
Procter & Gamble Co. (The)	155,600	11,194
Time Warner, Inc.	303,921	20,895
Twenty-First Century Fox, Inc., Class A	287,662	7,761
Twenty-First Century Fox, Inc., Class B	468,130	12,672
Visa, Inc., Class A	294,789	20,535
Walt Disney Co. (The)	177,525	18,143
		258,748
Total Common Stocks (Cost $409,302)		498,000

Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $9,476)	9,476,436	9,476
Total Investments (97.6%) (Cost $418,778) (b)(c)		507,476
Other Assets in Excess of Liabilities (2.4%)		12,624
Net Assets (100.0%)		$520,100

(a)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(b)

The approximate fair value and percentage of net assets, $239,252,000 and 46.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(c)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $96,926,000 and the aggregate gross unrealized depreciation is approximately $8,228,000 resulting in net unrealized appreciation of approximately $88,698,000.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	19.2%
Other*	14.7
Food Products	14.7
Media	14.1
Information Technology Services	10.8
Software	9.9
Household Products	9.7
Personal Products	6.9
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (95.8%)
Australia (0.8%)
Kathmandu Holdings Ltd.	16,308	$15

Brazil (2.1%)
GAEC Educacao SA	9,192	22
JHSF Participacoes SA	27,643	10
Tegma Gestao Logistica	2,182	2
Vale SA (Preference)	1,674	6
		40
Canada (3.8%)
Bombardier, Inc.	37,251	46
Dominion Diamond Corp.	2,313	25
		71
China (0.9%)
Jumei International Holding Ltd. ADR (a)	1,758	17

France (11.0%)
Christian Dior SE	739	138
Eurazeo SA	1,016	68
		206
Germany (4.3%)
ThyssenKrupp AG	3,068	54
windeln.de AG (a)(b)	628	7
Zalando SE (a)(b)	570	19
		80
Greece (0.8%)
Titan Cement Co., SA (Preference) (a)	1,462	15

Italy (3.2%)
Brunello Cucinelli SpA	1,064	20
Tamburi Investment Partners SpA	10,789	41
		61
Korea, Republic of (2.1%)
NAVER Corp.	92	40

Netherlands (4.3%)
Koninklijke Philips N.V.	3,428	81

Singapore (1.3%)
Mandarin Oriental International Ltd.	16,000	24

Spain (1.7%)
Baron de Ley (a)	303	32

Sweden (3.3%)
Investment AB Kinnevik	2,150	62

Switzerland (4.2%)
Nestle SA (Registered)	1,044	79

United Kingdom (7.3%)
Anglo American PLC	2,490		21
BBA Aviation PLC	6,494		26
Daily Mail & General Trust PLC	3,357		38
Just Eat PLC (a)	8,183		51
			136
United States (44.7%)
BWX Technologies, Inc.	3,613		95
Castlight Health, Inc., Class B (a)(c)	995		4
Cosan Ltd., Class A	5,952		17
eBay, Inc. (a)	3,358		82
Garmin Ltd.	2,171		78
Intuitive Surgical, Inc. (a)	159		73
Joy Global, Inc.	1,140		17
Manitowoc Co., Inc. (The)	5,928		89
Mosaic Co. (The)	657		20
News Corp., Class A	1,745		22
PayPal Holdings, Inc. (a)	2,437		76
Rayonier Advanced Materials, Inc.	663		4
RenaissanceRe Holdings Ltd.	771		82
Solera Holdings, Inc.	668		36
Time Warner, Inc.	465		32
United Technologies Corp.	1,220		109
			836
Total Common Stocks (Cost $2,060)			1,795

Participation Note (0.1%)
Italy (0.1%)
Tamburi Investment Partners SpA, Equity Linked Notes, expires 6/30/20 (a) (Cost $1)	2,697		2

Short-Term Investments (0.3%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	816		1

	Face Amount (000)		Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $-@; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $-@)	$—	@	—	@
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $-@; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $-@)	—	@	—	@
			—	@
Total Securities held as Collateral on Loaned Securities (Cost $1)			1

	Shares	Value (000)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3)	2,930	3
Total Short-Term Investments (Cost $4)		4
Total Investments (96.2%) (Cost $2,065) Including $1 of Securities Loaned (e)(f)		1,801
Other Assets in Excess of Liabilities (3.8%)		71
Net Assets (100.0%)		$1,872

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $1,000 and $1,000, respectively. The Portfolio received cash collateral of approximately $1,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $816,000 and 43.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $148,000 and the aggregate gross unrealized depreciation is approximately $412,000 resulting in net unrealized depreciation of approximately $264,000.

@	Value is less than $500.
ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	43.6%
Aerospace & Defense	13.9
Internet Software & Services	9.6
Textiles, Apparel & Luxury Goods	8.8
Diversified Financial Services	7.2
Machinery	5.9
Metals & Mining	5.9
Media	5.1
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (92.1%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.6%)
Anheuser-Busch InBev N.V.	19,779	2,101

Brazil (1.4%)
CETIP SA - Mercados Organizados	230,149	1,910

Canada (1.7%)
Brookfield Infrastructure Partners LP	61,941	2,277

China (8.8%)
Autohome, Inc. ADR (a)	74,841	2,435
Baidu, Inc. ADR (a)	11,572	1,590
JD.com, Inc. ADR (a)	41,391	1,079
TAL Education Group ADR (a)	158,272	5,088
Vipshop Holdings Ltd. ADR (a)	100,588	1,690
		11,882
Denmark (4.8%)
DSV A/S	171,497	6,418

India (4.5%)
Jubilant Foodworks Ltd.	105,523	2,580
Monsanto India Ltd.	86,108	3,427
		6,007
Japan (2.1%)
Calbee, Inc.	89,200	2,899

Korea, Republic of (9.3%)
Hotel Shilla Co., Ltd.	27,304	2,666
Loen Entertainment, Inc.	51,663	3,494
NAVER Corp.	9,202	3,997
ViroMed Co., Ltd. (a)	22,072	2,309
		12,466
South Africa (2.3%)
Naspers Ltd., Class N	24,279	3,046

Switzerland (1.5%)
Kuehne & Nagel International AG (Registered)	15,888	2,045

United Kingdom (4.6%)
Burberry Group PLC	184,504	3,829
Just Eat PLC (a)	381,738	2,375
		6,204
United States (49.5%)
Alphabet, Inc., Class C (a)	9,164	5,576
Amazon.com, Inc. (a)	14,975	7,666
Cognizant Technology Solutions Corp., Class A (a)	80,052	5,012
EPAM Systems, Inc. (a)	119,217	8,884
Facebook, Inc., Class A (a)	125,880	11,317
Greenlight Capital Re Ltd., Class A (a)	77,222	1,720

Luxoft Holding, Inc. (a)	98,867	6,257
Mastercard, Inc., Class A	56,205	5,065
Monsanto Co.	22,066	1,883
Priceline Group, Inc. (The) (a)	3,970	4,910
Visa, Inc., Class A	73,513	5,121
WisdomTree Investments, Inc.	184,545	2,977
		66,388
Total Common Stocks (Cost $123,177)		123,643

Preferred Stocks (0.4%)
India (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $51; acquired 10/4/13)	2,242	305

United States (0.2%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $92; acquired 4/16/14)	2,259	210
Total Preferred Stocks (Cost $143)		515

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(c)(d) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	9	—	@

Participation Notes (3.0%)
China (3.0%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	272,420	1,344
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (a)	3,051	92
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	85,253	2,552
Total Participation Notes (Cost $3,979)		3,988

	Notional Amount	Value (000)

Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2016 @ CNY 6.70	8,323,781	108
USD/CNY November 2015 @ CNY 6.65	2,863,668	7
Total Call Options Purchased (Cost $42)		115

	Shares
Short-Term Investment (10.2%)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $13,648)	13,648,093	13,648
Total Investments (105.8%) (Cost $140,989) (f)(g)		141,909
Liabilities in Excess of Other Assets (-5.8%)		(7,751)
Net Assets (100.0%)		$134,158

(a)	Non-income producing security.
(b)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $515,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $515,000 and represents 0.4% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $3,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $41,186,000 and 30.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,256,000 and the aggregate gross unrealized depreciation is approximately $6,336,000 resulting in net unrealized appreciation of approximately $920,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	38.6%
Information Technology Services	21.4
Internet Software & Services	19.2
Internet & Catalog Retail	11.2
Short-Term Investment	9.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (4.7%)
Dexus Property Group REIT	1,097,731	$5,519
Federation Centres REIT	2,409,986	4,656
Goodman Group REIT	3,516,327	14,481
GPT Group REIT	3,387,098	10,771
Investa Office Fund REIT	760,820	2,120
Mirvac Group REIT	5,421,750	6,564
Scentre Group REIT	9,537,172	26,178
Shopping Centres Australasia Property Group REIT	453,253	622
Stockland REIT	3,467,471	9,392
Westfield Corp. REIT	3,605,827	25,296
		105,599
Austria (0.1%)
Atrium European Real Estate Ltd. (a)	583,810	2,554
BUWOG AG (a)	18,304	389
		2,943
Brazil (0.4%)
BR Malls Participacoes SA	924,761	2,440
BR Properties SA	803,400	2,168
Iguatemi Empresa de Shopping Centers SA	599,301	3,107
		7,715
Canada (1.9%)
Boardwalk REIT	136,741	5,617
Brookfield Canada Office Properties REIT	230,261	4,252
Canadian Apartment Properties REIT	44,786	952
Crombie Real Estate Investment Trust REIT	315,240	3,028
Extendicare, Inc.	184,957	1,110
First Capital Realty, Inc.	445,352	6,241
RioCan REIT	1,051,591	20,070
Smart Real Estate Investment Trust REIT	92,851	2,128
		43,398
China (0.2%)
China Overseas Land & Investment Ltd. (b)	474,000	1,447
China Resources Land Ltd. (b)	558,000	1,319
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	398,500	2,290
		5,056
Finland (0.6%)
Citycon Oyj (a)	3,855,761	9,498
Sponda Oyj	1,199,321	4,689
		14,187
France (3.0%)
Fonciere Des Regions REIT	51,141	4,454
Gecina SA REIT	52,942	6,451
ICADE REIT	125,055	8,486
Klepierre REIT	199,904	9,068
Mercialys SA REIT	126,522	2,737
Unibail-Rodamco SE REIT	143,549	37,226
		68,422

Germany (1.5%)
ADO Properties SA (a)(c)	183,094	4,427
Alstria Office AG REIT (a)	30,119	392
Deutsche Euroshop AG	54,029	2,428
Deutsche Wohnen AG	361,426	9,659
LEG Immobilien AG (a)	33,813	2,788
Vonovia SE	468,570	15,061
		34,755
Hong Kong (11.7%)
Champion REIT	2,198,000	1,100
Cheung Kong Property Holdings Ltd.	5,058,000	37,069
Hang Lung Properties Ltd.	1,713,000	3,855
Henderson Land Development Co., Ltd.	1,811,788	10,844
Hongkong Land Holdings Ltd.	6,854,200	45,433
Hysan Development Co., Ltd.	5,527,014	23,079
Kerry Properties Ltd.	1,320,220	3,629
Link REIT	3,724,275	20,529
New World Development Co., Ltd.	10,653,109	10,367
Sino Land Co., Ltd.	1,835,637	2,801
Sun Hung Kai Properties Ltd.	5,270,367	68,694
Swire Properties Ltd.	6,585,200	18,281
Wharf Holdings Ltd. (The)	3,293,763	18,611
		264,292
Ireland (0.3%)
Green REIT PLC	2,304,987	3,833
Hibernia REIT PLC	2,559,537	3,625
		7,458
Italy (0.1%)
Beni Stabili SpA REIT	1,067,888	830

Japan (10.6%)
Activia Properties, Inc. REIT	1,306	5,475
Advance Residence Investment Corp. REIT	1,358	2,865
Daiwa Office Investment Corp. REIT	536	2,590
Frontier Real Estate Investment Corp. REIT	249	966
GLP J-REIT	3,278	3,136
Hulic Co., Ltd.	211,800	1,920
Japan Real Estate Investment Corp. REIT	2,771	12,784
Japan Retail Fund Investment Corp. REIT	2,638	5,112
Kenedix Office Investment Corp. REIT	297	1,412
Mitsubishi Estate Co., Ltd.	3,001,000	61,506
Mitsui Fudosan Co., Ltd.	2,277,000	62,619
Mori Hills Investment Corp. REIT	3,634	4,281
Nippon Building Fund, Inc. REIT	3,021	14,655
Nippon Prologis, Inc. REIT	2,936	5,328
Nomura Real Estate Master Fund, Inc. REIT	563	717
Nomura Real Estate Office Fund, Inc. REIT	84	375
NTT Urban Development Corp.	128,000	1,182
Orix, Inc. J-REIT	3,576	4,841
Premier Investment Corp. REIT	127	633
Sumitomo Realty & Development Co., Ltd.	1,044,000	33,348
Tokyo Tatemono Co., Ltd.	444,200	5,320
Tokyu, Inc. REIT	552	713
United Urban Investment Corp. REIT	5,840	7,812
		239,590

Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	—

Netherlands (0.6%)
Eurocommercial Properties N.V. CVA REIT	191,219	8,358
Wereldhave N.V. REIT	103,676	5,986
		14,344
Norway (0.3%)
Entra ASA (c)	814,730	6,587
Norwegian Property ASA (a)	865,679	961
		7,548
Singapore (1.2%)
Ascendas Real Estate Investment Trust REIT	2,208,300	3,643
CapitaLand Commercial Trust Ltd. REIT	1,421,800	1,343
CapitaLand Ltd.	5,024,600	9,493
CapitaLand Mall Trust REIT	2,876,700	3,843
Global Logistic Properties Ltd.	3,056,100	4,396
UOL Group Ltd.	918,493	3,881
		26,599
Sweden (1.0%)
Atrium Ljungberg AB, Class B	241,614	3,658
Castellum AB	232,077	3,269
Fabege AB	191,091	2,807
Hufvudstaden AB, Class A	886,236	11,622
		21,356
Switzerland (0.8%)
Mobimo Holding AG (Registered) (a)	4,172	842
PSP Swiss Property AG (Registered) (a)	202,641	16,684
Swiss Prime Site AG (Registered) (a)	18,875	1,382
		18,908
United Kingdom (7.3%)
British Land Co., PLC REIT	2,633,309	33,481
Capital & Counties Properties PLC	656,513	4,322
Capital & Regional PLC REIT	4,814,257	4,831
Derwent London PLC REIT	236,070	13,027
Great Portland Estates PLC REIT	1,015,096	13,153
Hammerson PLC REIT	1,569,934	14,843
Helical Bar PLC	2,253	14
Intu Properties PLC REIT	2,014,126	10,066
Land Securities Group PLC REIT	1,968,123	37,571
LXB Retail Properties PLC (a)	3,651,832	4,741
Segro PLC REIT	1,439,600	9,362
Shaftesbury PLC REIT	219,860	3,055
ST Modwen Properties PLC	510,664	3,210
Unite Group PLC	380,800	3,765
Urban & Civic PLC	1,387,936	5,630
Workspace Group PLC REIT	253,495	3,599
		164,670
United States (52.8%)
Acadia Realty Trust REIT	57,030	1,715
Alexandria Real Estate Equities, Inc. REIT	9,814	831

AvalonBay Communities, Inc. REIT	405,266	70,849
BioMed Realty Trust, Inc. REIT	419,003	8,372
Boston Properties, Inc. REIT	572,379	67,770
Camden Property Trust REIT	546,191	40,363
Chesapeake Lodging Trust REIT	557,471	14,528
Corporate Office Properties Trust REIT	357,303	7,514
Cousins Properties, Inc. REIT	1,160,318	10,698
CubeSmart REIT	160,268	4,361
DDR Corp. REIT	491,676	7,562
Douglas Emmett, Inc. REIT	734,872	21,105
Duke Realty Corp. REIT	484,400	9,228
Equity Lifestyle Properties, Inc. REIT	209,136	12,249
Equity Residential REIT	1,489,373	111,882
Essex Property Trust, Inc. REIT	73,825	16,494
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	1,386
Federal Realty Investment Trust REIT	10,329	1,409
General Growth Properties, Inc. REIT	1,663,574	43,203
Healthcare Realty Trust, Inc. REIT	248,803	6,183
Hilton Worldwide Holdings, Inc.	1,333,597	30,593
Host Hotels & Resorts, Inc. REIT	3,553,642	56,183
Hudson Pacific Properties, Inc. REIT	399,452	11,500
Kimco Realty Corp. REIT	1,283,213	31,349
La Quinta Holdings, Inc. (a)	133,290	2,103
LaSalle Hotel Properties REIT	285,009	8,091
Lexington Realty Trust REIT	27,623	224
Liberty Property Trust REIT	429,095	13,521
Macerich Co. (The) REIT	103,949	7,985
Mack-Cali Realty Corp. REIT	530,988	10,025
Mid-America Apartment Communities, Inc. REIT	16,496	1,351
National Retail Properties, Inc. REIT	399,598	14,493
Paramount Group, Inc. REIT	342,350	5,751
ProLogis, Inc. REIT	680,842	26,485
Public Storage REIT	335,273	70,954
Realty Income Corp. REIT	56,075	2,657
Regency Centers Corp. REIT	594,911	36,974
Rexford Industrial Realty, Inc. REIT	252,751	3,485
Senior Housing Properties Trust REIT	882,964	14,304
Simon Property Group, Inc. REIT	843,437	154,956
Sovran Self Storage, Inc. REIT	53,712	5,065
Spirit Realty Capital, Inc. REIT	7,173	66
Starwood Hotels & Resorts Worldwide, Inc.	479,722	31,892
STORE Capital Corp. REIT	726,261	15,005
Tanger Factory Outlet Centers, Inc. REIT	804,151	26,513
Ventas, Inc. REIT	525,282	29,447
Vornado Realty Trust REIT	930,971	84,178
Welltower, Inc. REIT	326,289	22,096
WP GLIMCHER, Inc. REIT	1,137,910	13,268
Xenia Hotels & Resorts, Inc. REIT	367,671	6,420
		1,194,636
Total Common Stocks (Cost $2,012,999)		2,242,306

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (g) (Cost $18,474)	18,474,239	18,474
Total Investments (99.9%) (Cost $2,031,473) (h)(i)		2,260,780
Other Assets in Excess of Liabilities (0.1%)		2,938
Net Assets (100.0%)		$2,263,718

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $1,386,000, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at September 30, 2015.
(f)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $1,145,000. At September 30, 2015, this security had an aggregate market value of approximately $1,386,000, representing 0.1% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $5,000 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The approximate fair value and percentage of net assets, $996,557,000 and 44.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $332,069,000 and the aggregate gross unrealized depreciation is approximately $102,762,000 resulting in net unrealized appreciation of approximately $229,307,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	28.2%
Retail	26.5
Residential	13.3
Office	13.1
Other*	12.3
Lodging/Resorts	6.6
Total Investments	100.0%

*        Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
France (5.2%)
Pernod Ricard SA	2,458	$248
Publicis Groupe SA	3,180	217
Sanofi	4,381	418
		883
Germany (3.3%)
Bayer AG (Registered)	2,559	327
SAP SE	3,487	226
		553
Japan (1.6%)
Japan Tobacco, Inc.	8,600	267

Netherlands (0.7%)
RELX N.V.	6,599	108

Switzerland (13.7%)
Nestle SA (Registered)	14,916	1,123
Novartis AG (Registered)	7,429	684
Roche Holding AG (Genusschein)	1,999	529
		2,336
United Kingdom (21.5%)
British American Tobacco PLC	17,044	942
Experian PLC	8,163	131
GlaxoSmithKline PLC	20,511	393
Prudential PLC	8,950	189
Reckitt Benckiser Group PLC	10,515	955
RELX PLC	6,364	109
Smiths Group PLC	8,029	122
Unilever PLC	20,147	821
		3,662
United States (51.3%)
3M Co.	2,116	300
Accenture PLC, Class A	6,386	628
Alphabet, Inc., Class A (a)	1,247	796
Altria Group, Inc.	10,221	556
Automatic Data Processing, Inc.	3,948	317
Danaher Corp.	4,938	421
Intuit, Inc.	1,016	90
Johnson & Johnson	6,923	646
Microsoft Corp.	21,104	934
Mondelez International, Inc., Class A	12,743	534
Moody’s Corp.	966	95
Nielsen Holdings PLC	9,773	435
NIKE, Inc., Class B	2,914	358
Philip Morris International, Inc.	2,526	200
Procter & Gamble Co. (The)	2,819	203
Time Warner, Inc.	7,933	545
Twenty-First Century Fox, Inc., Class A	7,578	204
Twenty-First Century Fox, Inc., Class B	15,330	415
Visa, Inc., Class A	7,170	500

Walt Disney Co. (The)	5,432	555
		8,732
Total Common Stocks (Cost $16,302)		16,541

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $398)	397,747	398
Total Investments (99.6%) (Cost $16,700) (c)(d)		16,939
Other Assets in Excess of Liabilities (0.4%)		72
Net Assets (100.0%)		$17,011

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $7,809,000 and 45.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $819,000 and the aggregate gross unrealized depreciation is approximately $580,000 resulting in net unrealized appreciation of approximately $239,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	20.5%
Pharmaceuticals	17.7
Media	12.7
Tobacco	11.6
Food Products	9.8
Information Technology Services	8.5
Software	7.4
Household Products	6.8
Industrial Conglomerates	5.0
Total Investments	100.0%

*       Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (87.7%)
Australia (1.3%)
Aurizon Holding Ltd.	11,036	$39

Belgium (3.7%)
Anheuser-Busch InBev N.V.	1,062	113

Brazil (1.3%)
CETIP SA - Mercados Organizados	4,774	40

Canada (4.6%)
Brookfield Asset Management, Inc., Class A	1,703	53
Brookfield Infrastructure Partners LP	2,356	87
		140
China (3.0%)
TAL Education Group ADR (a)	2,866	92

Denmark (6.4%)
DSV A/S	5,155	193

France (10.3%)
Christian Dior SE	584	109
Danone SA	975	62
Edenred	1,426	23
Hermes International	165	60
Pernod Ricard SA	549	56
		310
Germany (2.3%)
Adidas AG	858	69

Japan (4.0%)
Calbee, Inc.	3,700	120

Korea, Republic of (8.3%)
Hotel Shilla Co., Ltd.	620	61
Loen Entertainment, Inc.	1,752	118
NAVER Corp.	165	72
		251
Norway (3.2%)
Telenor ASA	1,964	37
TGS Nopec Geophysical Co., ASA	3,173	58
		95
South Africa (1.8%)
Naspers Ltd., Class N	439	55

Switzerland (5.9%)
Kuehne & Nagel International AG (Registered)	667	86
Nestle SA (Registered)	1,238	93
		179
United Kingdom (15.0%)
Burberry Group PLC	6,327	131

Diageo PLC	2,288	62
Hargreaves Lansdown PLC	4,002	73
Intertek Group PLC	2,240	83
Reckitt Benckiser Group PLC	1,151	104
		453
United States (16.6%)
Cognizant Technology Solutions Corp., Class A (a)	1,704	107
EPAM Systems, Inc. (a)	1,904	142
Greenlight Capital Re Ltd., Class A (a)	1,647	37
Luxoft Holding, Inc. (a)	1,791	113
Priceline Group, Inc. (The) (a)	84	104
		503
Total Common Stocks (Cost $2,497)		2,652

Participation Notes (6.6%)
China (6.6%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (a)	12,260	61
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (a)	1,740	52
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a)	2,814	84
Total Participation Notes (Cost $189)		197

	Notional Amount	Value (000)
Call Options Purchased (0.4%)
Foreign Currency Options (0.4%)
USD/CNY June 2016 @ CNY 6.70	834,971	11
USD/CNY November 2015 @ CNY 6.65	747,834	2
Total Call Options Purchased (Cost $6)		13

	Shares
Short-Term Investment (5.1%)
Investment Company (5.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $155)	155,023	155
Total Investments (99.8%) (Cost $2,847) (c)(d)		3,017
Other Assets in Excess of Liabilities (0.2%)		6
Net Assets (100.0%)		$3,023

(a)	Non-income producing security.
(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,877,000 and 62.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $345,000 and the aggregate gross unrealized depreciation is approximately $175,000 resulting in net unrealized appreciation of approximately $170,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	33.9%
Textiles, Apparel & Luxury Goods	12.2
Beverages	12.2
Information Technology Services	12.0
Food Products	11.1
Road & Rail	7.7
Media	5.7
Short-Term Investment	5.2
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
Australia (0.1%)
WorleyParsons Ltd.	1,436,579	$5,985

Belgium (1.5%)
KBC Groep N.V.	1,051,884	66,331

Canada (1.4%)
Barrick Gold Corp.	5,877,826	37,394
Turquoise Hill Resources Ltd. (a)	8,481,334	21,672
		59,066
China (0.8%)
China Petroleum & Chemical Corp. H Shares (b)	53,296,000	32,778

France (7.7%)
AXA SA	1,544,662	37,500
Pernod Ricard SA	897,616	90,637
Publicis Groupe SA	936,370	63,973
Sanofi	1,452,643	138,387
Vallourec SA (c)	599,533	5,318
		335,815
Germany (8.3%)
BASF SE	569,181	43,431
Bayer AG (Registered)	828,776	105,925
Continental AG	427,662	90,844
HeidelbergCement AG	880,897	60,318
SAP SE	917,749	59,375
		359,893
Ireland (1.0%)
CRH PLC	1,620,452	42,867

Italy (0.4%)
Eni SpA (c)	1,162,262	18,287

Japan (18.0%)
Hitachi Ltd.	12,092,000	61,114
Hoya Corp.	896,500	29,459
Inpex Corp.	5,148,100	45,994
Japan Tobacco, Inc.	3,601,000	112,019
Keyence Corp.	54,710	24,496
Kyocera Corp.	504,000	23,127
Lawson, Inc.	596,600	44,119
Mitsubishi Estate Co., Ltd.	2,615,000	53,595
MS&AD Insurance Group Holdings, Inc.	671,900	18,073
NGK Spark Plug Co., Ltd.	2,878,000	66,087
Nitto Denko Corp.	217,200	13,045
NTT DoCoMo, Inc.	1,339,400	22,456
Sekisui House Ltd.	1,613,900	25,358
Sompo Japan Nipponkoa Holdings, Inc.	2,279,500	66,465
Sumco Corp. (c)	1,944,400	17,452
Sumitomo Mitsui Financial Group, Inc.	1,082,051	41,191
Sumitomo Mitsui Trust Holdings, Inc.	1,509,999	5,570

Toyota Motor Corp.	1,876,700	110,377
		779,997
Netherlands (6.6%)
Akzo Nobel N.V.	836,089	54,354
RELX N.V.	2,823,663	46,101
Unilever N.V. CVA	4,680,167	188,350
		288,805
Sweden (1.2%)
Nordea Bank AB	4,541,808	50,724

Switzerland (16.3%)
Credit Suisse Group AG (Registered) (a)	3,755,215	90,342
Nestle SA (Registered)	2,833,302	213,366
Novartis AG (Registered)	1,775,597	163,558
Roche Holding AG (Genusschein)	542,554	143,426
Swisscom AG (Registered)	90,439	45,211
Zurich Insurance Group AG (a)	204,734	50,369
		706,272
United Kingdom (34.5%)
Admiral Group PLC	1,673,266	38,095
Aggreko PLC	367,453	5,300
Aviva PLC	4,076,903	27,947
BG Group PLC	2,886,489	41,622
British American Tobacco PLC	3,891,432	215,066
BT Group PLC	12,438,705	79,151
Bunzl PLC	2,039,124	54,734
Diageo PLC	1,054,695	28,382
Experian PLC	3,339,833	53,601
GlaxoSmithKline PLC	7,469,054	143,180
Imperial Tobacco Group PLC	2,128,984	110,192
Lloyds Banking Group PLC	75,516,644	86,087
Meggitt PLC	8,616,087	62,211
Prudential PLC	5,420,375	114,590
Reckitt Benckiser Group PLC	2,347,966	213,128
RELX PLC	2,707,246	46,458
Smiths Group PLC	3,263,042	49,717
Travis Perkins PLC	1,343,767	40,060
Weir Group PLC (The)	1,155,083	20,488
Wolseley PLC	1,201,247	70,272
		1,500,281
Total Common Stocks (Cost $3,743,926)		4,247,101

Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	18,156,114	18,156

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $2,533; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $2,583)	$2,533	2,533
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1,055; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $1,076)	1,055	1,055
		3,588
Total Securities held as Collateral on Loaned Securities (Cost $21,744)		21,744

	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $81,152)	81,152,264	81,152
Total Short-Term Investments (Cost $102,896)		102,896
Total Investments (100.2%) (Cost $3,846,822) Including $21,033 of Securities Loaned (e)(f)(g)		4,349,997
Liabilities in Excess of Other Assets (-0.2%)		(7,671)
Net Assets (100.0%)		$4,342,326

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $21,033,000 and $21,744,000, respectively. The Portfolio received cash collateral of approximately $21,744,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $4,188,035,000 and 96.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(g)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $798,692,000 and the aggregate gross unrealized depreciation is approximately $295,517,000 resulting in net unrealized appreciation of approximately $503,175,000.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Portfolio had the following foreign currency forward exchange contract open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
Commonwealth Bank of Australia	JPY	44,700,000	$372,660	10/14/15	USD	373,169	$373,169	$509

JPY	—	Japanese Yen
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	59.9%
Pharmaceuticals	16.0
Tobacco	10.1
Insurance	8.2
Banks	5.8
Total Investments	100.0	%***

*                      Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**               Industries and/or investment types representing less than 5% of total investments.

***        Does not include an open foreign currency forward exchange contract with unrealized appreciation of approximately $509,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (91.4%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.5%)
Anheuser-Busch InBev N.V.	6,659	707

Brazil (1.4%)
CETIP SA - Mercados Organizados	48,666	404

Canada (4.8%)
Brookfield Asset Management, Inc., Class A	16,412	516
Brookfield Infrastructure Partners LP	22,446	825
		1,341
China (10.3%)
Autohome, Inc. ADR (b)	18,656	607
Baidu, Inc. ADR (b)	2,670	367
JD.com, Inc. ADR (b)	10,135	264
TAL Education Group ADR (b)	36,500	1,173
Vipshop Holdings Ltd. ADR (b)	28,095	472
		2,883
Denmark (6.9%)
DSV A/S	52,086	1,949

France (5.7%)
Christian Dior SE	3,693	691
Danone SA	5,915	374
Hermes International	1,439	524
		1,589
Germany (1.7%)
Adidas AG	5,999	483

India (1.2%)
MakeMyTrip Ltd. (b)	24,144	332

Japan (3.6%)
Calbee, Inc.	31,200	1,014

Korea, Republic of (11.4%)
Hotel Shilla Co., Ltd.	5,960	582
Loen Entertainment, Inc.	12,764	863
NAVER Corp.	2,399	1,042
ViroMed Co., Ltd. (b)	6,781	710
		3,197
Norway (1.3%)
TGS Nopec Geophysical Co., ASA	19,131	354

South Africa (2.5%)
Naspers Ltd., Class N	5,598	703

Switzerland (4.6%)
Kuehne & Nagel International AG (Registered)	5,375	692

Nestle SA (Registered)	8,109	610
		1,302
United Kingdom (12.9%)
Burberry Group PLC	59,073	1,226
Hargreaves Lansdown PLC	40,008	733
Intertek Group PLC	15,292	564
Just Eat PLC (b)	88,391	550
Reckitt Benckiser Group PLC	6,130	556
		3,629
United States (20.6%)
Cognizant Technology Solutions Corp., Class A (b)	16,283	1,019
EPAM Systems, Inc. (b)	24,253	1,807
Greenlight Capital Re Ltd., Class A (b)	23,906	533
Luxoft Holding, Inc. (b)	22,793	1,443
Priceline Group, Inc. (The) (b)	795	983
		5,785
Total Common Stocks (Cost $25,917)		25,672

Preferred Stock (0.7%)
India (0.7%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $36; acquired 10/4/13) (Cost $36)	1,590	216

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (b)(c)(d) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	6	—	@

Participation Notes (4.1%)
China (4.1%)
Foshan Haitian Flavouring & Food Company Ltd., Class A, Equity Linked Notes, expires 10/11/24 (b)	84,860	419
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 5/5/16 (b)	2,224	67
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (b)	22,079	661
Total Participation Notes (Cost $1,154)		1,147

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY June 2016 @ CNY 6.70	2,495,691	33
USD/CNY November 2015 @ CNY 6.65	1,490,682	3
Total Call Options Purchased (Cost $15)		36

	Shares	Value (000)
Short-Term Investment (8.0%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $2,235)	2,234,763	2,235
Total Investments (104.3%) (Cost $29,357) (f)(g)		29,306
Liabilities in Excess of Other Assets (-4.3%)		(1,215)
Net Assets (100.0%)		$28,091

(a)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $216,000, representing 0.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)		Non-income producing security.
(c)		Security has been deemed illiquid at September 30, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $216,000 and represents 0.8% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $14,927,000 and 53.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,856,000 and the aggregate gross unrealized depreciation is approximately $1,907,000 resulting in net unrealized depreciation of approximately $51,000.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	31.1%
Information Technology Services	14.6
Textiles, Apparel & Luxury Goods	10.0
Internet Software & Services	8.8
Food Products	8.2
Internet & Catalog Retail	7.7
Short-Term Investment	7.6
Road & Rail	6.7
Media	5.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (99.9%)
Australia (10.4%)
Dexus Property Group REIT	94,923	$477
Federation Centres REIT	208,349	403
Goodman Group REIT	303,553	1,250
GPT Group REIT	292,445	930
Investa Office Fund REIT	65,498	183
Mirvac Group REIT	468,832	568
Scentre Group REIT	824,703	2,264
Shopping Centres Australasia Property Group REIT	42,539	58
Stockland REIT	299,841	812
Westfield Corp. REIT	311,805	2,187
		9,132
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	60,410	264
BUWOG AG (a)	1,684	36
		300
China (0.5%)
China Overseas Land & Investment Ltd. (b)	42,000	128
China Resources Land Ltd. (b)	50,000	118
Dalian Wanda Commercial Properties Co., Ltd. H Shares (b)(c)	35,600	205
		451
Finland (1.5%)
Citycon Oyj (a)	363,344	895
Sponda Oyj	115,197	450
		1,345
France (7.1%)
Fonciere Des Regions REIT	4,780	416
Gecina SA REIT	4,917	599
ICADE REIT	11,504	781
Klepierre REIT	18,183	825
Mercialys SA REIT	11,554	250
Unibail-Rodamco SE REIT	13,067	3,388
		6,259
Germany (3.6%)
ADO Properties SA (a)(c)	16,329	395
Alstria Office AG REIT (a)	2,750	36
Deutsche Euroshop AG	4,564	205
Deutsche Wohnen AG	32,639	872
LEG Immobilien AG (a)	3,088	254
Vonovia SE	42,620	1,370
		3,132
Hong Kong (25.8%)
Champion REIT	184,000	92
Cheung Kong Property Holdings Ltd.	429,000	3,144
Hang Lung Properties Ltd.	150,000	338
Henderson Land Development Co., Ltd.	156,488	937
Hongkong Land Holdings Ltd.	592,700	3,929
Hysan Development Co., Ltd.	477,836	1,995
Kerry Properties Ltd.	114,271	314

Link REIT	309,895	1,708
New World Development Co., Ltd.	920,748	896
Sino Land Co., Ltd.	158,945	243
Sun Hung Kai Properties Ltd.	456,456	5,949
Swire Properties Ltd.	565,900	1,571
Wharf Holdings Ltd. (The)	285,117	1,611
		22,727
Ireland (0.8%)
Green REIT PLC	213,352	355
Hibernia REIT PLC	232,811	330
		685
Italy (0.1%)
Beni Stabili SpA REIT	97,838	76

Japan (23.5%)
Activia Properties, Inc. REIT	114	478
Advance Residence Investment Corp. REIT	119	251
Daiwa Office Investment Corp. REIT	46	222
Frontier Real Estate Investment Corp. REIT	22	85
GLP J-REIT	288	276
Hulic Co., Ltd.	18,800	170
Japan Real Estate Investment Corp. REIT	240	1,107
Japan Retail Fund Investment Corp. REIT	229	444
Kenedix Office Investment Corp. REIT	26	124
Mitsubishi Estate Co., Ltd.	259,000	5,308
Mitsui Fudosan Co., Ltd.	195,000	5,363
Mori Hills Investment Corp. REIT	330	389
Nippon Building Fund, Inc. REIT	262	1,271
Nippon Prologis, Inc. REIT	256	465
Nomura Real Estate Master Fund, Inc. REIT	49	62
Nomura Real Estate Office Fund, Inc. REIT	7	31
NTT Urban Development Corp.	11,400	105
Orix, Inc. J-REIT	311	421
Premier Investment Corp. REIT	11	55
Sumitomo Realty & Development Co., Ltd.	90,000	2,875
Tokyo Tatemono Co., Ltd.	38,900	466
Tokyu, Inc. REIT	48	62
United Urban Investment Corp. REIT	506	677
		20,707
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	4,769,371	—

Netherlands (1.5%)
Eurocommercial Properties N.V. CVA REIT	17,863	781
Wereldhave N.V. REIT	9,691	559
		1,340
Norway (0.8%)
Entra ASA (c)	77,531	627
Norwegian Property ASA (a)	82,259	91
		718
Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	191,000	315
CapitaLand Commercial Trust Ltd. REIT	122,900	116

CapitaLand Ltd.	434,500	821
CapitaLand Mall Trust REIT	248,800	332
Global Logistic Properties Ltd.	264,300	380
UOL Group Ltd.	79,440	336
		2,300
Sweden (2.3%)
Atrium Ljungberg AB, Class B	21,899	332
Castellum AB	21,674	305
Fabege AB	17,052	250
Hufvudstaden AB, Class A	83,104	1,090
		1,977
Switzerland (2.0%)
Mobimo Holding AG (Registered) (a)	427	86
PSP Swiss Property AG (Registered) (a)	18,728	1,542
Swiss Prime Site AG (Registered) (a)	1,770	130
		1,758
United Kingdom (17.1%)
British Land Co., PLC REIT	240,019	3,052
Capital & Counties Properties PLC	60,597	399
Capital & Regional PLC REIT	433,990	435
Derwent London PLC REIT	21,381	1,180
Great Portland Estates PLC REIT	92,523	1,199
Hammerson PLC REIT	147,305	1,393
Helical Bar PLC	225	1
Intu Properties PLC REIT	188,269	941
Land Securities Group PLC REIT	179,389	3,424
LXB Retail Properties PLC (a)	330,988	430
Segro PLC REIT	134,445	874
Shaftesbury PLC REIT	20,137	280
ST Modwen Properties PLC	46,449	292
Unite Group PLC	34,682	343
Urban & Civic PLC	127,663	518
Workspace Group PLC REIT	23,105	328
		15,089
Total Common Stocks (Cost $90,115)		87,996

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $83)	82,698	83
Total Investments (100.0%) (Cost $90,198) (g)(h)		88,079
Other Assets in Excess of Liabilities (0.0%) (i)		20
Net Assets (100.0%)		$88,099

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2015, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)	Security has been deemed illiquid at September 30, 2015.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $87,996,000 and 99.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,260,000 and the aggregate gross unrealized depreciation is approximately $6,379,000 resulting in net unrealized depreciation of approximately $2,119,000.

(i)	Amount is less than 0.05%.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	55.0%
Retail	20.7
Office	15.0
Other*	9.3
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Australia (4.5%)
DUET Group	1,211,694	$1,840
Macquarie Atlas Roads Group	1,483,763	4,084
Sydney Airport	630,470	2,643
Transurban Group	963,609	6,739
		15,306
Austria (0.7%)
Flughafen Wien AG	27,181	2,451

Brazil (1.6%)
Arteris SA	1,799,500	4,312
CCR SA	411,440	1,263
		5,575
Canada (13.0%)
Enbridge, Inc.	613,759	22,789
Inter Pipeline Ltd.	268,509	4,953
Pembina Pipeline Corp.	154,402	3,715
TransCanada Corp. (a)	410,681	12,987
		44,444
China (7.4%)
China Everbright International Ltd. (b)	4,321,000	6,091
China Gas Holdings Ltd. (b)	194,000	269
ENN Energy Holdings Ltd. (b)	422,000	2,036
Guangdong Investment Ltd. (b)	6,296,000	9,419
Hopewell Highway Infrastructure Ltd. (b)	15,361,500	7,680
		25,495
France (3.8%)
Aeroports de Paris (ADP)	1,730	196
Eutelsat Communications SA	84,871	2,605
SES SA	84,411	2,664
Vinci SA	117,620	7,479
		12,944
Italy (1.0%)
Atlantia SpA	129,186	3,617

Japan (1.1%)
Tokyo Gas Co., Ltd.	758,000	3,685

Mexico (0.2%)
Infraestructura Energetica Nova SAB de CV	197,246	807

Netherlands (0.2%)
Koninklijke Vopak N.V.	21,861	874

Spain (3.7%)
Ferrovial SA	188,944	4,511
Saeta Yield SA	901,691	8,316
		12,827

Switzerland (0.9%)
Flughafen Zuerich AG (Registered)	4,379	3,051

United Kingdom (11.5%)
John Laing Group PLC (c)(d)	2,728,470	8,131
National Grid PLC	1,358,959	18,926
Pennon Group PLC	356,461	4,199
Severn Trent PLC	115,810	3,834
United Utilities Group PLC	298,522	4,185
		39,275
United States (49.2%)
American Tower Corp. REIT	239,010	21,028
American Water Works Co., Inc.	54,420	2,997
Atmos Energy Corp.	102,012	5,935
Cheniere Energy, Inc. (c)	112,431	5,430
Columbia Pipeline Group, Inc.	71,594	1,309
Crown Castle International Corp. REIT	176,745	13,940
Enbridge Energy Management LLC (c)	407,627	9,693
Eversource Energy	119,461	6,047
ITC Holdings Corp.	105,529	3,518
Kinder Morgan, Inc.	597,371	16,535
NiSource, Inc.	265,614	4,927
ONEOK, Inc.	87,200	2,808
Pattern Energy Group, Inc.	803,877	15,346
PG&E Corp.	245,796	12,978
Plains GP Holdings LP, Class A	44,802	784
SBA Communications Corp., Class A (c)	50,130	5,251
SemGroup Corp., Class A	35,814	1,549
Sempra Energy	138,385	13,385
Spectra Energy Corp.	295,462	7,762
Targa Resources Corp.	26,510	1,366
TerraForm Power, Inc., Class A (c)	340,006	4,835
Union Pacific Corp.	31,970	2,827
Williams Cos., Inc. (The)	226,613	8,351
		168,601
Total Common Stocks (Cost $325,522)		338,952

Short-Term Investments (1.7%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	526,635	527

	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $73; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $75)	$73	73

BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $31; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $31)	31	31
		104
Total Securities held as Collateral on Loaned Securities (Cost $631)		631

	Shares	Value (000)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $5,109)	5,109,002	5,109
Total Short-Term Investments (Cost $5,740)		5,740
Total Investments (100.5%) (Cost $331,262) Including $12,171 of Securities Loaned (f)(g)		344,692
Liabilities in Excess of Other Assets (-0.5%)		(1,832)
Net Assets (100.0%)		$342,860

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $12,171,000 and $12,529,000, respectively. The Portfolio received cash collateral of approximately $631,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $11,898,000 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $2,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $119,525,000 and 34.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,538,000 and the aggregate gross unrealized depreciation is approximately $29,108,000 resulting in net unrealized appreciation of approximately $13,430,000.

REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	38.4%
Communications	13.2
Electricity Transmission & Distribution	12.1
Toll Roads	10.2
Other**	8.9
Water	8.9
PPA Contracted Renewables	8.3
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (94.9%)
Beverages (4.4%)
Brown-Forman Corp., Class B	4,917	$477
Monster Beverage Corp. (a)	6,750	912
		1,389
Diversified Financial Services (6.3%)
Berkshire Hathaway, Inc., Class B (a)	6,096	795
McGraw Hill Financial, Inc.	9,486	820
MSCI, Inc.	6,065	361
		1,976
Food & Staples Retailing (6.1%)
Costco Wholesale Corp.	5,577	806
Walgreens Boots Alliance, Inc.	13,513	1,123
		1,929
Food Products (11.1%)
Hershey Co. (The)	5,487	504
Keurig Green Mountain, Inc.	7,314	382
Kraft Heinz Co. (The)	6,862	484
Mead Johnson Nutrition Co.	9,995	704
Mondelez International, Inc., Class A	13,526	566
Nestle SA ADR (Switzerland)	11,195	842
		3,482
Hotels, Restaurants & Leisure (5.1%)
Restaurant Brands International, Inc.	8,512	306
Starbucks Corp.	22,914	1,302
		1,608
Household Products (1.5%)
Colgate-Palmolive Co.	7,680	487

Information Technology Services (6.2%)
Cognizant Technology Solutions Corp., Class A (a)	5,034	315
Mastercard, Inc., Class A	9,238	832
PayPal Holdings, Inc. (a)	5,501	171
Visa, Inc., Class A	9,311	649
		1,967
Insurance (1.1%)
Progressive Corp. (The)	10,856	333

Internet & Catalog Retail (9.3%)
Amazon.com, Inc. (a)	5,708	2,922

Internet Software & Services (21.4%)
Alibaba Group Holding Ltd. ADR (China) (a)	4,849	286
Alphabet, Inc., Class C (a)	2,282	1,388
eBay, Inc. (a)	5,501	134
Facebook, Inc., Class A (a)	27,706	2,491
LinkedIn Corp., Class A (a)	6,714	1,277
Twitter, Inc. (a)	42,658	1,149
		6,725

Life Sciences Tools & Services (2.2%)
Thermo Fisher Scientific, Inc.	5,710	698

Media (5.1%)
Charter Communications, Inc., Class A (a)	1,821	320
Naspers Ltd., Class N (South Africa)	3,817	479
Walt Disney Co. (The)	7,942	812
		1,611
Personal Products (1.5%)
Estee Lauder Cos., Inc. (The), Class A	6,060	489

Pharmaceuticals (5.6%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	5,169	922
Zoetis, Inc.	20,080	827
		1,749
Specialty Retail (1.5%)
TJX Cos., Inc. (The)	6,615	472

Tech Hardware, Storage & Peripherals (3.2%)
Apple, Inc.	9,001	993

Textiles, Apparel & Luxury Goods (3.3%)
Christian Dior SE (France)	4,103	768
Michael Kors Holdings Ltd. (a)	6,282	266
		1,034
Total Common Stocks (Cost $24,948)		29,864

	Notional Amount	Value (000)
Call Options Purchased (0.2%)
Foreign Currency Options (0.2%)
USD/CNY June 2016 @ CNY 6.70	4,812,538	63
USD/CNY November 2015 @ CNY 6.65	4,375,807	10
Total Call Options Purchased (Cost $33)		73

	Shares
Short-Term Investment (6.7%)
Investment Company (6.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $2,101)	2,100,677	2,101
Total Investments (101.8%) (Cost $27,082) (c)(d)		32,038
Liabilities in Excess of Other Assets (-1.8%)		(558)
Net Assets (100.0%)		$31,480

(a)	Non-income producing security.

(b)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,247,000 and 4.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,535,000 and the aggregate gross unrealized depreciation is approximately $1,579,000 resulting in net unrealized appreciation of approximately $4,956,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Internet Software & Services	21.0%
Other*	18.6
Food Products	10.9
Internet & Catalog Retail	9.1
Short-Term Investment	6.6
Diversified Financial Services	6.2
Information Technology Services	6.1
Food & Staples Retailing	6.0
Pharmaceuticals	5.5
Media	5.0
Hotels, Restaurants & Leisure	5.0
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (95.0%)
Automobiles (4.8%)
Tesla Motors, Inc. (a)	647,301	$160,790

Beverages (3.0%)
Monster Beverage Corp. (a)	747,016	100,952

Biotechnology (1.8%)
Alexion Pharmaceuticals, Inc. (a)	93,324	14,595
Alnylam Pharmaceuticals, Inc. (a)	154,412	12,408
Intrexon Corp. (a)	368,084	11,705
Regeneron Pharmaceuticals, Inc. (a)	47,011	21,867
		60,575
Chemicals (1.0%)
Monsanto Co.	384,601	32,822

Consumer Finance (0.7%)
LendingClub Corp. (a)	1,760,958	23,297

Diversified Financial Services (3.6%)
McGraw Hill Financial, Inc.	983,425	85,066
MSCI, Inc.	633,546	37,671
		122,737
Electrical Equipment (0.4%)
SolarCity Corp. (a)(b)	301,032	12,857

Food & Staples Retailing (1.5%)
Walgreens Boots Alliance, Inc.	600,414	49,894

Food Products (3.5%)
Keurig Green Mountain, Inc.	758,421	39,544
Mead Johnson Nutrition Co.	1,116,398	78,595
		118,139
Health Care Equipment & Supplies (3.7%)
Intuitive Surgical, Inc. (a)	270,583	124,355

Health Care Technology (1.1%)
athenahealth, Inc. (a)	266,340	35,516

Hotels, Restaurants & Leisure (2.7%)
Starbucks Corp.	1,594,035	90,605

Information Technology Services (4.7%)
Mastercard, Inc., Class A	981,483	88,451
Visa, Inc., Class A	989,214	68,909
		157,360
Internet & Catalog Retail (15.0%)
Amazon.com, Inc. (a)	630,379	322,684
JD.com, Inc. ADR (China) (a)	1,298,263	33,833
Netflix, Inc. (a)	300,997	31,081
Priceline Group, Inc. (The) (a)	96,149	118,923
		506,521

Internet Software & Services (22.1%)
Alibaba Group Holding Ltd. ADR (China) (a)	530,440	31,280
Alphabet, Inc., Class C (a)	251,596	153,076
Facebook, Inc., Class A (a)	3,150,311	283,213
LinkedIn Corp., Class A (a)	763,353	145,136
Twitter, Inc. (a)	4,850,374	130,669
		743,374
Life Sciences Tools & Services (4.6%)
Illumina, Inc. (a)	888,828	156,274

Media (2.0%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $20,782; acquired 10/15/14)	9,806	18,088
Naspers Ltd., Class N (South Africa)	405,285	50,852
		68,940
Pharmaceuticals (7.7%)
Allergan PLC (a)	177,689	48,298
Valeant Pharmaceuticals International, Inc. (Canada) (a)	676,211	120,622
Zoetis, Inc.	2,205,988	90,843
		259,763
Software (6.8%)
Salesforce.com, Inc. (a)	1,664,534	115,569
Splunk, Inc. (a)	594,691	32,916
Workday, Inc., Class A (a)	1,162,188	80,028
		228,513
Tech Hardware, Storage & Peripherals (3.1%)
Apple, Inc.	951,697	104,972

Textiles, Apparel & Luxury Goods (1.2%)
Michael Kors Holdings Ltd. (a)	996,373	42,087
Total Common Stocks (Cost $2,011,879)		3,200,343

Preferred Stocks (2.5%)
Internet & Catalog Retail (2.3%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $20,639; acquired 4/16/14)	506,928	47,192
Flipkart Online Services Pvt Ltd. Series F (a)(c)(d)(e) (acquisition cost - $15,000; acquired 8/18/14)	207,900	28,237
		75,429
Internet Software & Services (0.2%)
Dropbox, Inc. Series C (a)(c)(d)(e) (acquisition cost - $7,182; acquired 1/30/14)	375,979	6,963
Total Preferred Stocks (Cost $42,821)		82,392

	Notional Amount	Value (000)
Call Options Purchased (0.2%)
Foreign Currency Options (0.2%)
USD/CNY June 2016 @ CNY 6.70	476,779,214	6,206
USD/CNY November 2015 @ CNY 6.65	542,337,450	1,250
Total Call Options Purchased (Cost $3,633)		7,456

	Shares	Value (000)
Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	10,556,975	10,557

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1,472; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $1,502)	$1,472	1,472
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $614; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $626)	614	614
		2,086
Total Securities held as Collateral on Loaned Securities (Cost $12,643)		12,643

	Shares
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $95,653)	95,652,814	95,653
Total Short-Term Investments (Cost $108,296)		108,296
Total Investments (100.9%) (Cost $2,166,629) Including $12,857 of Securities Loaned (g)(h)		3,398,487
Liabilities in Excess of Other Assets (-0.9%)		(29,407)
Net Assets (100.0%)		$3,369,080

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $12,857,000 and $12,643,000, respectively. The Portfolio received cash collateral of $12,643,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of less than $500 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at September 30, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $100,480,000 and represents 3.0% of net assets.

(e)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $100,480,000, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $90,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $50,852,000 and 1.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,428,093,000 and the aggregate gross unrealized depreciation is approximately $196,235,000 resulting in net unrealized appreciation of approximately $1,231,858,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	46.2%
Internet Software & Services	22.2
Internet & Catalog Retail	17.2
Pharmaceuticals	7.7
Software	6.7
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (94.5%)
Aerospace & Defense (13.6%)
BWX Technologies, Inc.	5,328	$140
United Technologies Corp.	2,224	198
		338
Beverages (0.2%)
Big Rock Brewery, Inc. (Canada)	1,422	6

Chemicals (3.7%)
Mosaic Co. (The)	2,757	86
Rayonier Advanced Materials, Inc.	1,038	6
		92
Commercial Services & Supplies (2.0%)
Copart, Inc. (a)	1,489	49

Diversified Financial Services (7.4%)
Berkshire Hathaway, Inc., Class B (a)	711	93
Leucadia National Corp.	4,492	91
		184
Electrical Equipment (1.8%)
Babcock & Wilcox Enterprises, Inc. (a)	2,664	45

Health Care Equipment & Supplies (4.4%)
Intuitive Surgical, Inc. (a)	235	108

Health Care Technology (0.2%)
Castlight Health, Inc., Class B (a)(b)	1,512	6

Hotels, Restaurants & Leisure (1.3%)
Bojangles’, Inc. (a)	1,168	20
Ignite Restaurant Group, Inc. (a)	1,733	8
Wingstop, Inc. (a)	161	4
		32
Household Durables (4.1%)
Garmin Ltd.	2,832	102

Industrial Conglomerates (4.3%)
Koninklijke Philips N.V. (Netherlands)	4,544	107

Information Technology Services (4.6%)
PayPal Holdings, Inc. (a)	3,675	114

Insurance (11.2%)
Arch Capital Group Ltd. (a)	745	55
Progressive Corp. (The)	3,486	107
RenaissanceRe Holdings Ltd.	1,103	117
		279
Internet Software & Services (5.3%)
eBay, Inc. (a)	4,327	106
GrubHub, Inc. (a)	789	19

Shutterstock, Inc. (a)	204	6
		131
Leisure Products (1.1%)
Vista Outdoor, Inc. (a)	615	27

Machinery (15.2%)
Joy Global, Inc.	6,734	100
Manitowoc Co., Inc. (The)	11,173	168
Terex Corp.	6,091	109
		377
Media (5.2%)
News Corp., Class A	3,400	43
Time Warner, Inc.	1,274	87
		130
Metals & Mining (0.9%)
Dominion Diamond Corp. (Canada) (a)	2,064	22

Software (4.3%)
Solera Holdings, Inc.	1,966	106

Trading Companies & Distributors (3.7%)
Fastenal Co.	2,480	91
Total Common Stocks (Cost $2,638)		2,346

	No. of Warrants
Warrant (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expires 8/31/16 (a) (Cost $1)	119	—	@

	Shares	Value (000)
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	3,105	3

	Face Amount (000)
Repurchase Agreements (0.1%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $1; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $1)	$1	1

BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $-@; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $-@)	—	@	—	@
			1
Total Securities held as Collateral on Loaned Securities (Cost $4)			4

	Shares		Value (000)
Investment Company (4.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $112)	111,835		112
Total Short-Term Investments (Cost $116)			116
Total Investments (99.2%) (Cost $2,755) Including $4 of Securities Loaned (d)			2,462
Other Assets in Excess of Liabilities (0.8%)			19
Net Assets (100.0%)			$2,481

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $4,000 and $4,000, respectively. The Portfolio received cash collateral of approximately $4,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $123,000 and the aggregate gross unrealized depreciation is approximately $416,000 resulting in net unrealized depreciation of approximately $293,000.

@	Value is less than $500.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	41.5%
Machinery	15.3
Aerospace & Defense	13.8
Insurance	11.3
Diversified Financial Services	7.5
Internet Software & Services	5.3
Media	5.3
Total Investments	100.0%

*            Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**     Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (89.4%)
Aerospace & Defense (2.0%)
TransDigm Group, Inc. (a)	22,060	$4,686

Air Freight & Logistics (1.3%)
Expeditors International of Washington, Inc.	67,384	3,170

Beverages (1.4%)
Anheuser-Busch InBev N.V. (Belgium)	31,789	3,376

Capital Markets (4.2%)
CETIP SA - Mercados Organizados (Brazil)	291,218	2,417
WisdomTree Investments, Inc.	463,324	7,473
		9,890
Chemicals (2.9%)
Monsanto Co.	80,905	6,904

Diversified Consumer Services (3.2%)
TAL Education Group ADR (China) (a)	235,400	7,568

Diversified Financial Services (4.9%)
CME Group, Inc.	46,021	4,268
MSCI, Inc.	125,260	7,448
		11,716
Information Technology Services (22.0%)
Cognizant Technology Solutions Corp., Class A (a)	129,357	8,099
EPAM Systems, Inc. (a)	102,502	7,639
FleetCor Technologies, Inc. (a)	30,817	4,241
Luxoft Holding, Inc. (a)	101,296	6,411
Mastercard, Inc., Class A	141,735	12,773
Visa, Inc., Class A	185,760	12,940
		52,103
Insurance (1.3%)
Greenlight Capital Re Ltd., Class A (a)	139,621	3,111

Internet & Catalog Retail (15.5%)
Amazon.com, Inc. (a)	43,501	22,268
Priceline Group, Inc. (The) (a)	11,825	14,626
		36,894
Internet Software & Services (25.0%)
Alphabet, Inc., Class A (a)	7,701	4,916
Alphabet, Inc., Class C (a)	19,512	11,872
Autohome, Inc. ADR (China) (a)	117,228	3,813
Baidu, Inc. ADR (China) (a)	20,239	2,781
Facebook, Inc., Class A (a)	339,725	30,541
NAVER Corp. (Korea, Republic of)	6,517	2,831
Twitter, Inc. (a)	91,591	2,467
		59,221
Media (1.0%)
Naspers Ltd., Class N (South Africa)	19,691	2,471

Road & Rail (3.3%)
DSV A/S (Denmark)	211,339	7,910

Textiles, Apparel & Luxury Goods (1.4%)
Burberry Group PLC (United Kingdom)	158,899	3,298
Total Common Stocks (Cost $112,886)		212,318

Preferred Stock (1.4%)
Internet & Catalog Retail (1.4%)
Airbnb, Inc. Series D (a)(b)(c)(d) (acquisition cost - $1,502; acquired 4/16/14) (Cost $1,502)	36,894	3,434

Participation Note (3.1%)
Beverages (3.1%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (a) (Cost $5,044)	243,470	7,290

	Notional Amount	Value (000)
Call Options Purchased (0.2%)
Foreign Currency Options (0.2%)
USD/CNY June 2016 @ CNY 6.70	30,711,040	399
USD/CNY November 2015 @ CNY 6.65	36,335,180	84
Total Call Options Purchased (Cost $239)		483

	Shares
Short-Term Investment (8.7%)
Investment Company (8.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $20,548)	20,547,787	20,548
Total Investments (102.8%) (Cost $140,219) (f)(g)		244,073
Liabilities in Excess of Other Assets (-2.8%)		(6,729)
Net Assets (100.0%)		$237,344

(a)	Non-income producing security.
(b)

At September 30, 2015, the Portfolio held a fair valued security valued at approximately $3,434,000, representing 1.5% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at September 30, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $3,434,000 and represents 1.5% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $6,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

The approximate fair value and percentage of net assets, $19,886,000 and 8.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(g)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $106,364,000 and the aggregate gross unrealized depreciation is approximately $2,510,000 resulting in net unrealized appreciation of approximately $103,854,000.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.5%
Internet Software & Services	24.3
Information Technology Services	21.3
Internet & Catalog Retail	16.5
Short-Term Investment	8.4
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (89.1%)
Aerospace & Defense (3.0%)
BWX Technologies, Inc.	1,877,141	$49,481

Air Freight & Logistics (1.8%)
XPO Logistics, Inc. (a)(b)	1,260,293	30,033

Biotechnology (3.6%)
ACADIA Pharmaceuticals, Inc. (a)	123,787	4,094
Agios Pharmaceuticals, Inc. (a)	102,445	7,231
Alnylam Pharmaceuticals, Inc. (a)	80,476	6,467
Bellicum Pharmaceuticals, Inc. (a)(b)	233,627	3,394
Clovis Oncology, Inc. (a)	79,119	7,276
Insmed, Inc. (a)	205,503	3,816
Intrexon Corp. (a)	299,925	9,538
Ironwood Pharmaceuticals, Inc. (a)	723,600	7,540
Juno Therapeutics, Inc. (a)(b)	109,709	4,464
Spark Therapeutics, Inc. (a)(b)	102,972	4,297
ZIOPHARM Oncology, Inc. (a)(b)	51,495	464
		58,581
Capital Markets (4.8%)
Financial Engines, Inc. (b)	867,350	25,561
WisdomTree Investments, Inc.	3,321,087	53,569
		79,130
Chemicals (0.6%)
Platform Specialty Products Corp. (a)	751,142	9,502

Consumer Finance (1.8%)
LendingClub Corp. (a)	2,169,527	28,703

Electronic Equipment, Instruments & Components (0.7%)
Cognex Corp.	179,696	6,176
FARO Technologies, Inc. (a)	149,174	5,221
		11,397
Health Care Equipment & Supplies (0.5%)
Penumbra, Inc. (a)(b)	221,622	8,887

Health Care Providers & Services (3.2%)
HealthEquity, Inc. (a)	1,780,478	52,613

Health Care Technology (9.0%)
athenahealth, Inc. (a)	434,258	57,908
Castlight Health, Inc., Class B (a)(b)	2,386,990	10,026
Medidata Solutions, Inc. (a)	1,218,380	51,306
Press Ganey Holdings, Inc. (a)	445,795	13,191
Veeva Systems, Inc., Class A (a)	672,018	15,732
		148,163
Hotels, Restaurants & Leisure (6.2%)
Fiesta Restaurant Group, Inc. (a)	752,771	34,153
Habit Restaurants, Inc. (The) (a)(b)	707,720	15,152
Krispy Kreme Doughnuts, Inc. (a)	936,781	13,705
Lindblad Expeditions Holdings, Inc. (a)	593,456	5,798
Wingstop, Inc. (a)(b)	214,260	5,138

Zoe’s Kitchen, Inc. (a)(b)	698,362	27,579
		101,525
Internet & Catalog Retail (7.6%)
Blue Nile, Inc. (a)	507,052	17,007
Etsy, Inc. (a)(b)	1,681,224	23,016
MakeMyTrip Ltd. (India) (a)(b)	740,533	10,182
Ocado Group PLC (United Kingdom) (a)	3,840,679	18,634
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	204,835	6,160
Wayfair, Inc., Class A (a)(b)	724,215	25,391
zulily, Inc., Class A (a)	1,402,950	24,411
		124,801
Internet Software & Services (20.9%)
Actua Corp. (a)	426,257	5,013
Angie’s List, Inc. (a)(b)	1,146,698	5,779
Autohome, Inc. ADR (China) (a)	548,475	17,842
Benefitfocus, Inc. (a)(b)	759,760	23,742
Coupons.com, Inc. (a)(b)	896,385	8,067
Criteo SA ADR (France) (a)	1,311,121	49,219
Everyday Health, Inc. (a)	581,906	5,319
GrubHub, Inc. (a)	2,079,568	50,617
Just Eat PLC (United Kingdom) (a)	3,821,831	23,773
Marketo, Inc. (a)	773,605	21,986
New Relic, Inc. (a)	291,984	11,127
OPOWER, Inc. (a)(b)	702,586	6,260
Shutterstock, Inc. (a)(b)	530,416	16,040
Twitter, Inc. (a)	1,422,744	38,329
Youku Tudou, Inc. ADR (China) (a)	644,037	11,354
Zillow Group, Inc., Class A (a)(b)	589,054	16,924
Zillow Group, Inc., Class C (a)(b)	1,178,108	31,809
		343,200
Machinery (2.4%)
Manitowoc Co., Inc. (The)	2,643,296	39,650

Media (0.6%)
Legend Pictures LLC Ltd. (a)(c)(d)(e) (acquisition cost - $5,829; acquired 3/8/12)	5,452	10,056

Multi-line Retail (0.5%)
Ollie’s Bargain Outlet Holdings, Inc. (a)	467,237	7,555

Multi-Utilities (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(c)(e)	6,682,555	—

Pharmaceuticals (0.9%)
Impax Laboratories, Inc. (a)	398,727	14,039

Professional Services (5.8%)
Advisory Board Co. (The) (a)	743,496	33,859
CEB, Inc.	437,098	29,871
WageWorks, Inc. (a)	698,353	31,482
		95,212
Software (8.7%)
Ellie Mae, Inc. (a)	475,028	31,623
FleetMatics Group PLC (a)	1,076,847	52,862
Guidewire Software, Inc. (a)	693,394	36,459

Xero Ltd. (Australia) (a)	519,462	4,993
Zendesk, Inc. (a)	880,770	17,360
		143,297
Specialty Retail (6.5%)
Five Below, Inc. (a)	1,538,850	51,674
Restoration Hardware Holdings, Inc. (a)	592,850	55,319
		106,993
Total Common Stocks (Cost $1,330,514)		1,462,818

Preferred Stocks (8.0%)
Health Care Technology (0.5%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	8,761

Hotels, Restaurants & Leisure (1.7%)
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost - $13,714; acquired 1/24/14)	947,792	27,600

Internet & Catalog Retail (3.5%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $9,579; acquired 10/4/13)	417,464	56,700

Internet Software & Services (0.5%)
Doximity, Inc. Series C (a)(c)(d)(e) (acquisition cost - $8,482; acquired 4/10/14)	1,759,434	7,266
Mode Media Corporation Series M-1 (a)(c)(d)(e) (acquisition cost - $5,449; acquired 3/19/08)	361,920	420
Mode Media Corporation Escrow Series M-1 (a)(c)(d)(e) (acquisition cost - $506; acquired 3/19/08)	51,702	27
		7,713
Software (1.8%)
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	21,920
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	8,317
		30,237
Tobacco (0.0%)
NJOY, Inc. Series D (a)(c)(d)(e) (acquisition cost - $6,363; acquired 2/14/14)	375,918	361
Total Preferred Stocks (Cost $71,490)		131,372

Convertible Preferred Stock (0.0%)
Internet Software & Services (0.0%)
Youku Tudou, Inc., Class A (China) (a)(c)(d) (acquisition cost - $-@; acquired 9/16/10) (Cost $-@)	1	—	@

Participation Note (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Lindblad Expeditions Holdings, Inc. , Equity Linked Notes, expires 7/8/20 (a) (Cost $627)	314,094	546

	Face Amount (000)	Value (000)
Promissory Notes (0.1%)
Internet Software & Services (0.1%)
Mode Media Corporation 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $2,301; acquired 3/19/08)	$793	695
Mode Media Corporation Escrow 9.00%, 12/3/19 (a)(c)(d)(e) (acquisition cost - $42; acquired 3/19/08)	29	11
Total Promissory Notes (Cost $2,343)		706

	Notional Amount
Call Options Purchased (0.3%)
Foreign Currency Options (0.3%)
USD/CNY June 2016 @ CNY 6.70	258,514,365	3,365
USD/CNY November 2015 @ CNY 6.65	326,873,064	754
Total Call Options Purchased (Cost $2,077)		4,119

Shares
Short-Term Investments (19.1%)
Securities held as Collateral on Loaned Securities (15.5%)
Investment Company (13.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	212,993,882	212,994

	Face Amount (000)
Repurchase Agreements (2.5%)
Barclays Capital, Inc., (0.10%, dated 9/30/15, due 10/1/15; proceeds $29,709; fully collateralized by various U.S. Government obligations; 1.50% - 2.75% due 5/31/19 - 2/15/24; valued at $30,303)	$29,709	29,709
BNP Paribas Securities Corp., (0.10%, dated 9/30/15, due 10/1/15; proceeds $12,379; fully collateralized by various U.S. Government agency securities; 1.63% - 6.00% due 7/1/18 - 9/1/45; valued at $12,626)	12,379	12,379
		42,088
Total Securities held as Collateral on Loaned Securities (Cost $255,082)		255,082

	Shares
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $59,403)	59,402,729	59,403
Total Short-Term Investments (Cost $314,485)		314,485
Total Investments (116.6%) (Cost $1,721,536) Including $255,429 of Securities Loaned (g)(h)		1,914,046
Liabilities in Excess of Other Assets (-16.6%)		(272,387)
Net Assets (100.0%)		$1,641,659

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2015 were approximately $255,429,000 and $258,806,000, respectively. The Portfolio received cash collateral of approximately $255,082,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,724,000 was received in the form of U.S. Government agency securities and U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security has been deemed illiquid at September 30, 2015.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2015 amounts to approximately $142,134,000 and represents 8.7% of net assets.

(e)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $142,134,000, representing 8.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $45,000 relating to the Portfolio’s investment in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $47,400,000 and 2.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(h)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $373,383,000 and the aggregate gross unrealized depreciation is approximately $180,873,000 resulting in net unrealized appreciation of approximately $192,510,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.0%
Internet Software & Services	21.2
Internet & Catalog Retail	10.9
Software	10.5
Health Care Technology	9.5
Hotels, Restaurants & Leisure	7.8
Specialty Retail	6.4
Professional Services	5.7
Total Investments	100.0%

*    Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2015.

**  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (99.0%)
Apartments (18.4%)
AvalonBay Communities, Inc. REIT	250,708	$43,829
Camden Property Trust REIT	376,296	27,808
Equity Residential REIT	1,060,727	79,682
Essex Property Trust, Inc. REIT	38,968	8,706
		160,025
Diversified (6.8%)
Lexington Realty Trust REIT	39,730	322
Vornado Realty Trust REIT	649,296	58,709
		59,031
Health Care (6.4%)
Healthcare Realty Trust, Inc. REIT	184,014	4,573
Senior Housing Properties Trust REIT	515,211	8,346
Ventas, Inc. REIT	411,255	23,055
Welltower, Inc. REIT	288,985	19,570
		55,544
Industrial (3.7%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	7,659
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	5,889
ProLogis, Inc. REIT	417,089	16,225
Rexford Industrial Realty, Inc. REIT	196,327	2,707
		32,480
Lodging/Resorts (12.0%)
Chesapeake Lodging Trust REIT	423,180	11,028
Hilton Worldwide Holdings, Inc.	846,275	19,414
Host Hotels & Resorts, Inc. REIT	2,787,169	44,065
La Quinta Holdings, Inc. (a)	92,800	1,464
LaSalle Hotel Properties REIT	207,333	5,886
Starwood Hotels & Resorts Worldwide, Inc.	277,637	18,457
Xenia Hotels & Resorts, Inc. REIT	257,469	4,496
		104,810
Manufactured Homes (1.0%)
Equity Lifestyle Properties, Inc. REIT	145,466	8,520
Mixed Industrial/Office (1.3%)
Duke Realty Corp. REIT	241,405	4,599
Liberty Property Trust REIT	204,640	6,448
		11,047
Office (12.9%)
Alexandria Real Estate Equities, Inc. REIT	2,230	189
BioMed Realty Trust, Inc. REIT	318,108	6,356
Boston Properties, Inc. REIT	407,600	48,260
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	390
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	5,236
Corporate Office Properties Trust REIT	224,580	4,723
Cousins Properties, Inc. REIT	982,085	9,055
Douglas Emmett, Inc. REIT	564,411	16,210
Hudson Pacific Properties, Inc. REIT	396,246	11,408
Mack-Cali Realty Corp. REIT	374,384	7,068

Paramount Group, Inc. REIT	235,323	3,953
		112,848
Regional Malls (18.1%)
General Growth Properties, Inc. REIT	1,167,015	30,307
Macerich Co. (The) REIT	51,986	3,994
Simon Property Group, Inc. REIT	616,873	113,332
WP GLIMCHER, Inc. REIT	858,530	10,010
		157,643
Retail Free Standing (2.8%)
National Retail Properties, Inc. REIT	271,281	9,839
Realty Income Corp. REIT	71,800	3,403
Spirit Realty Capital, Inc. REIT	4,975	46
STORE Capital Corp. REIT	530,153	10,953
		24,241
Self Storage (6.6%)
CubeSmart REIT	114,269	3,109
Public Storage REIT	227,219	48,087
Sovran Self Storage, Inc. REIT	69,098	6,516
		57,712
Shopping Centers (9.0%)
Acadia Realty Trust REIT	43,227	1,300
DDR Corp. REIT	279,056	4,292
Federal Realty Investment Trust REIT	20,755	2,832
Kimco Realty Corp. REIT	889,154	21,722
Regency Centers Corp. REIT	462,353	28,735
Tanger Factory Outlet Centers, Inc. REIT	595,629	19,638
		78,519
Total Common Stocks (Cost $651,997)		862,420

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $8,757)	8,757,493	8,757
Total Investments (100.0%) (Cost $660,754) (f)		871,177
Other Assets in Excess of Liabilities (0.0%) (g)		179
Net Assets (100.0%)		$871,356

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2015.
(c)

At September 30, 2015, the Portfolio held fair valued securities valued at approximately $19,174,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $45,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,180,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $4,866,000. At September 30, 2015, these securities had an aggregate market value of approximately $19,174,000, representing 2.2% of net assets.

(e)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(f)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $234,670,000 and the aggregate gross unrealized depreciation is approximately $24,247,000 resulting in net unrealized appreciation of approximately $210,423,000.

(g)	Amount is less than 0.05%.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Apartments	18.4%
Regional Malls	18.1
Office	12.9
Lodging/Resorts	12.0
Other*	9.8
Shopping Centers	9.0
Diversified	6.8
Self Storage	6.6
Health Care	6.4
Total Investments	100.0%

*            Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2015 (unaudited)

		Face Amount (000)	Value (000)
Fixed Income Securities (91.5%)
Argentina (0.5%)
Sovereign (0.5%)
Republic of Argentina,
2.50%, 12/31/38 (a)(b)(c)	$182		$106

Brazil (4.0%)
Corporate Bonds (1.6%)
CIMPOR Financial Operations BV,
5.75%, 7/17/24 (d)		200	136
Embraer Netherlands Finance BV,
5.05%, 6/15/25		106	99
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (d)		431	118
			353
Sovereign (2.4%)
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (d)		200	159
Brazilian Government International Bond,
4.88%, 1/22/21		211	206
5.00%, 1/27/45		238	179
			544
			897
Chile (3.4%)
Corporate Bond (0.8%)
Empresa Electrica Angamos SA,
4.88%, 5/25/29 (d)		200	189

Sovereign (2.6%)
Corporación Nacional del Cobre de Chile,
4.88%, 11/4/44 (d)		200	170
Empresa Nacional del Petroleo,
4.75%, 12/6/21		150	152
5.25%, 8/10/20		248	260
			582
			771
China (2.4%)
Sovereign (2.4%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23		508	530

Colombia (2.6%)
Corporate Bond (0.2%)
Ecopetrol SA,
5.88%, 5/28/45		60	46

Sovereign (2.4%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	254,000	68
5.00%, 6/15/45		$366	315

11.75%, 2/25/20		116	154
			537
			583
Croatia (1.3%)
Sovereign (1.3%)
Croatia Government International Bond,
5.50%, 4/4/23		275	283

Dominican Republic (1.9%)
Sovereign (1.9%)
Dominican Republic International Bond,
6.85%, 1/27/45 (d)		330	319
7.45%, 4/30/44 (d)		100	103
			422
Ecuador (0.9%)
Sovereign (0.9%)
Ecuador Government International Bond,
10.50%, 3/24/20		260	196

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
6.38%, 1/18/27 (d)		95	84

Ethiopia (0.8%)
Sovereign (0.8%)
Federal Democratic Republic of Ethiopia,
6.63%, 12/11/24 (d)		200	184

Honduras (1.0%)
Sovereign (1.0%)
Republic of Honduras,
8.75%, 12/16/20		200	222

Hungary (4.1%)
Sovereign (4.1%)
Hungary Government Bond,
5.50%, 6/24/25	HUF	16,500	70
6.00%, 11/24/23		35,820	153
Hungary Government International Bond,
4.00%, 3/25/19	$10		10
5.38%, 3/25/24		86	94
5.75%, 11/22/23		466	520
6.38%, 3/29/21		58	66
			913
Indonesia (7.6%)
Sovereign (7.6%)
Indonesia Government International Bond,
5.88%, 1/15/24 (d)		310	329
7.75%, 1/17/38		162	191
Majapahit Holding BV,
7.75%, 1/20/20		174	194
Pertamina Persero PT,
4.30%, 5/20/23		666	610

6.45%, 5/30/44 (d)		200	175
Perusahaan Listrik Negara PT,
5.50%, 11/22/21		200	202
			1,701
Iraq (0.8%)
Sovereign (0.8%)
Republic of Iraq,
5.80%, 1/15/28		250	173

Ivory Coast (1.5%)
Sovereign (1.5%)
Ivory Coast Government International Bond,
5.38%, 7/23/24 (d)		200	176
5.75%, 12/31/32		174	152
			328
Jamaica (1.0%)
Sovereign (1.0%)
Jamaica Government International Bond,
7.63%, 7/9/25		200	219

Kazakhstan (3.4%)
Sovereign (3.4%)
Kazakhstan Government International Bond,
5.13%, 7/21/25 (d)		200	194
KazMunayGas National Co., JSC,
6.00%, 11/7/44 (d)		238	175
6.38%, 4/9/21		410	403
			772
Kenya (0.8%)
Sovereign (0.8%)
Kenya Government International Bond,
6.88%, 6/24/24 (d)		200	182

Lithuania (0.8%)
Sovereign (0.8%)
Lithuania Government International Bond,
7.38%, 2/11/20		159	191

Malaysia (1.1%)
Sovereign (1.1%)
Malaysia Government Bond,
3.39%, 3/15/17	MYR	208	48
4.16%, 7/15/21		215	49
4.18%, 7/15/24		430	96
4.50%, 4/15/30		245	55
			248
Mexico (12.0%)
Corporate Bonds (1.7%)
Alfa SAB de CV,
6.88%, 3/25/44		$200	195

Nemak SAB de CV,
5.50%, 2/28/23		200	197
			392
Sovereign (10.3%)
Mexican Bonos,
6.50%, 6/10/21	MXN	3,200	199
8.50%, 11/18/38		410	29
10.00%, 12/5/24		2,250	170
Series M
8.00%, 6/11/20		1,050	70
Mexico Government International Bond,
3.63%, 3/15/22	$238		241
6.05%, 1/11/40		262	288
Petroleos Mexicanos,
3.50%, 1/30/23		79	71
4.88%, 1/24/22		586	582
5.63%, 1/23/46 (d)		481	393
6.50%, 6/2/41		100	92
6.63%, 6/15/35		174	164
			2,299
			2,691
Pakistan (0.9%)
Sovereign (0.9%)
Islamic Republic of Pakistan,
8.25%, 9/30/25 (d)		200	205

Panama (1.6%)
Sovereign (1.6%)
Panama Government International Bond,
4.00%, 9/22/24		200	198
5.20%, 1/30/20		104	113
8.88%, 9/30/27		40	55
			366
Paraguay (0.9%)
Sovereign (0.9%)
Republic of Paraguay,
6.10%, 8/11/44 (d)		200	197

Peru (2.7%)
Corporate Bonds (1.4%)
Banco de Credito del Peru,
6.13%, 4/24/27 (d)(e)		112	116
Union Andina de Cementos SAA,
5.88%, 10/30/21 (d)		200	193
			309
Sovereign (1.3%)
Peruvian Government International Bond,
5.63%, 11/18/50		53	55
6.55%, 3/14/37		29	33
7.35%, 7/21/25		132	165
(Units)

5.70%, 8/12/24 (d)(f)	PEN	134	37
			290
			599
Philippines (4.0%)
Sovereign (4.0%)
Philippine Government International Bond,
3.95%, 1/20/40	$408		414
4.20%, 1/21/24	307		337
9.50%, 2/2/30	88		140
			891
Poland (3.2%)
Sovereign (3.2%)
Poland Government Bond,
3.25%, 7/25/25	PLN	75	20
4.00%, 10/25/23	300		86
5.75%, 10/25/21 - 9/23/22	675		211
Poland Government International Bond,
3.00%, 3/17/23	$373		373
4.00%, 1/22/24	21		22
			712
Romania (0.4%)
Sovereign (0.4%)
Romania Government Bond,
4.75%, 2/24/25	RON	265	73
5.85%, 4/26/23	50		15
			88
Russia (6.2%)
Sovereign (6.2%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	RUB	5,172	72
6.80%, 12/11/19	1,100		14
7.00%, 8/16/23	7,397		91
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$1,200		1,203
			1,380
Serbia (1.4%)
Sovereign (1.4%)
Republic of Serbia,
4.88%, 2/25/20	320		324

South Africa (4.4%)
Corporate Bond (0.9%)
MTN Mauritius Investments Ltd.,
4.76%, 11/11/24 (d)	200		200

Sovereign (3.5%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25 (d)	349		330
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,170	79
8.00%, 1/31/30	4,700		316

10.50%, 12/21/26		600	50
			775
			975
Sri Lanka (0.9%)
Sovereign (0.9%)
Sri Lanka Government International Bond,
5.88%, 7/25/22		$200	194

Thailand (0.9%)
Sovereign (0.9%)
Thailand Government Bond,
3.63%, 6/16/23	THB	6,898	202

Tunisia (0.8%)
Sovereign (0.8%)
Banque Centrale de Tunisie SA,
5.75%, 1/30/25 (d)		$200	191

Turkey (6.4%)
Sovereign (6.4%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (d)		200	204
Turkey Government Bond,
7.10%, 3/8/23	TRY	365	98
8.00%, 3/12/25		60	17
9.00%, 3/8/17 - 7/24/24		566	180
10.40%, 3/20/24		290	93
Turkey Government International Bond,
3.25%, 3/23/23		$624	557
5.63%, 3/30/21		132	138
6.88%, 3/17/36		137	148
			1,435
Venezuela (4.5%)
Sovereign (4.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26		1,642	529
8.50%, 11/2/17		522	350
9.00%, 11/17/21		127	46
Venezuela Government International Bond,
9.00%, 5/7/23		148	51
11.75%, 10/21/26		104	41
			1,017
Total Fixed Income Securities (Cost $22,719)			20,472

No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (e)(g) (Cost $—)	495	5

	Shares	Value (000)
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $795)	794,714	795
Total Investments (95.1%) (Cost $23,514) (i)(j)		21,272
Other Assets in Excess of Liabilities (4.9%)		1,088
Net Assets (100.0%)		$22,360

(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2015. Maturity date disclosed is the ultimate maturity date.
(b)	Issuer in bankruptcy.
(c)	Non-income producing security; bond in default.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2015.
(f)	Consists of one or more classes of securities traded together as a unit.
(g)	Security has been deemed illiquid at September 30, 2015.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(j)

At September 30, 2015, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $124,000 and the aggregate gross unrealized depreciation is approximately $2,366,000 resulting in net unrealized depreciation of approximately $2,242,000.

OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at September 30, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	USD	25	$25	10/2/15	ZAR	328	$24	$(1)
Bank of America NA	ZAR	1,034	75	10/2/15	USD	77	77	2
JPMorgan Chase Bank NA	BRL	670	170	10/2/15	USD	183	183	13
JPMorgan Chase Bank NA	BRL	40	10	10/2/15	USD	10	10	(—@	)
JPMorgan Chase Bank NA	PLN	100	26	10/2/15	USD	27	27	1
JPMorgan Chase Bank NA	PLN	403	106	10/2/15	USD	107	107	1
JPMorgan Chase Bank NA	THB	2,204	61	10/2/15	USD	61	61	—	@
JPMorgan Chase Bank NA	USD	13	13	10/2/15	BRL	50	12	(1)
JPMorgan Chase Bank NA	USD	23	23	10/2/15	BRL	89	22	(1)
JPMorgan Chase Bank NA	USD	138	138	10/2/15	BRL	571	144	6
JPMorgan Chase Bank NA	USD	102	102	10/2/15	PLN	383	101	(1)
JPMorgan Chase Bank NA	USD	33	33	10/2/15	PLN	120	32	(1)
JPMorgan Chase Bank NA	USD	61	61	10/2/15	THB	2,204	60	(1)
JPMorgan Chase Bank NA	USD	16	16	10/2/15	ZAR	215	16	(—@	)
JPMorgan Chase Bank NA	USD	10	10	10/2/15	ZAR	137	10	(—@	)
JPMorgan Chase Bank NA	USD	59	59	10/2/15	ZAR	824	59	—	@
JPMorgan Chase Bank NA	ZAR	140	10	10/2/15	USD	10	10	—	@
JPMorgan Chase Bank NA	ZAR	330	24	10/2/15	USD	25	25	1
JPMorgan Chase Bank NA	COP	111,800	36	10/5/15	USD	36	36	(—@	)
JPMorgan Chase Bank NA	TRY	36	12	10/5/15	USD	12	12	(—@	)
JPMorgan Chase Bank NA	TRY	36	12	10/5/15	USD	12	12	(—@	)
JPMorgan Chase Bank NA	USD	36	36	10/5/15	COP	111,800	36	(—@	)
JPMorgan Chase Bank NA	USD	20	20	10/5/15	TRY	60	20	(—@	)
JPMorgan Chase Bank NA	USD	4	4	10/5/15	TRY	12	4	(—@	)
JPMorgan Chase Bank NA	RON	118	30	10/13/15	USD	30	30	(—@	)
JPMorgan Chase Bank NA	USD	30	30	10/13/15	RON	118	30	—	@
JPMorgan Chase Bank NA	NGN	4,100	20	10/23/15	USD	20	20	(—@	)
JPMorgan Chase Bank NA	USD	21	21	10/23/15	NGN	4,100	21	(—@	)
JPMorgan Chase Bank NA	USD	272	272	10/26/15	MYR	1,200	272	—	@
JPMorgan Chase Bank NA	USD	259	259	10/29/15	MXN	4,400	259	—	@
			$1,714				$1,732	$18

BRL	—	Brazilian Real
COP	—	Colombian Peso
HUF	—	Hungarian Forint
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	89.2%
Corporate Bonds	7.0
Other*	3.8
Total Investments	100.0	%**

*            Industries and/or investment types representing less than 5% of total investments.

**     Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $18,000.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2015 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as  security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer  market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing  service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”) determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$—	$1,022	$—	$1,022
Air Freight & Logistics	—	774	—	774
Airlines	—	3,440	—	3,440
Auto Components	—	111	—	111
Automobiles	—	3,309	—	3,309
Banks	2,150	44,009	—	46,159
Beverages	—	2,515	—	2,515
Biotechnology	—	19	—	19
Building Products	—	4,062	—	4,062
Capital Markets	—	4,058	—	4,058
Chemicals	—	3,303	—	3,303
Commercial Services & Supplies	—	61	—	61
Communications Equipment	—	581	—	581
Construction & Engineering	—	7,222	—	7,222
Construction Materials	—	2,359	—	2,359
Consumer Finance	—	20	—	20
Containers & Packaging	—	29	—	29
Diversified Consumer Services	322	—	—	322
Diversified Financial Services	—	3,566	—	3,566
Diversified Telecommunication Services	—	3,884	—	3,884
Electric Utilities	—	2,033	—	2,033
Electrical Equipment	—	942	—	942
Electronic Equipment, Instruments & Components	—	195	—	195
Energy Equipment & Services	—	1	—	1
Food & Staples Retailing	—	529	—	529
Food Products	—	1,150	—	1,150
Gas Utilities	—	16	—	16
Health Care Equipment & Supplies	—	668	—	668
Health Care Providers & Services	—	5	—	5
Hotels, Restaurants & Leisure	975	3,057	—	4,032
Household Durables	—	77	—	77
Household Products	—	73	—	73
Independent Power Producers & Energy Traders	—	8	—	8
Industrial Conglomerates	—	2,635	—	2,635
Information Technology Services	—	5,730	—	5,730
Insurance	—	4,913	—	4,913
Internet Software & Services	—	2	—	2
Leisure Products	—	24	—	24
Machinery	—	254	—	254
Marine	—	7	—	7
Media	4	2,944	—	2,948
Metals & Mining	5,940	1,240	—	7,180
Multi-Utilities	—	1,452	—	1,452
Multi-line Retail	4,171	89	—	4,260
Oil, Gas & Consumable Fuels	—	4,839	—	4,839
Personal Products	—	3,154	—	3,154
Pharmaceuticals	—	6,615	—	6,615
Professional Services	—	7,017	—	7,017
Real Estate Investment Trusts (REITs)	—	624	—	624
Real Estate Management & Development	—	122	—	122
Road & Rail	—	64	—	64
Semiconductors & Semiconductor Equipment	—	1,027	27	1,054
Software	—	1,757	—	1,757
Specialty Retail	5,038	1,525	—	6,563

Tech Hardware, Storage & Peripherals	—	86	—	86
Textiles, Apparel & Luxury Goods	937	1,363	—	2,300
Thrifts & Mortgage Finance	26	—	—	26
Tobacco	—	212	—	212
Trading Companies & Distributors	—	835	—	835
Transportation Infrastructure	—	4,377	—	4,377
Water Utilities	—	14	—	14
Wireless Telecommunication Services	—	312	—	312
Total Common Stocks	19,563	146,331	27	165,921
Participation Note	—	18,310	—	18,310
Investment Company	58	—	—	58
Rights	—	1	—	1
Fixed Income Securities
Sovereign	—	5,315	—	5,315
Short-Term Investments
Investment Company	226,585	—	—	226,585
U.S. Treasury Security	—	22,558	—	22,558
Total Short-Term Investments	226,585	22,558	—	249,143
Foreign Currency Forward Exchange Contracts	—	4,081	—	4,081
Futures Contracts	1,135	—	—	1,135
Interest Rate Swap Agreements	—	3	—	3
Total Return Swap Agreements	—	2,856	—	2,856
Total Assets	247,341	199,455	27	446,823
Liabilities: Foreign Currency Forward Exchange Contracts	—	(3,900)	—	(3,900)
Futures Contracts	(1,027)	—	—	(1,027)
Credit Default Swap Agreement	—	(1)	—	(1)
Interest Rate Swap Agreements	—	(196)	—	(196)
Total Return Swap Agreements	—	(233)	—	(233)
Total Liabilities	(1,027)	(4,330)	—	(5,357)
Total	$246,314	$195,125	$27	$441,466

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Multi-Asset	Common Stock (000)
Beginning Balance	$—
Purchases	171
Sales	(14)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(132)
Realized gains (losses)	2
Ending Balance	$27

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(132)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Multi-Asset	September 30, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input

Semiconductors & Semiconductors Equipment
Common Stock	$27	Market Transaction Method	Last Traded Price	$0.50	$0.50	$0.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	13.0%	13.0%	Decrease
			Long-Term Growth Rate	3.5%	3.5%	3.5%	Increase
			Capitalization Rate	9.5%	9.5%	9.5%	Increase
		Market Comparable Companies	Enterprise Value/EBITDA	5.6x	6.9x	6.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—		$2,548	$—		$2,548
Air Freight & Logistics	—		835	—		835
Airlines	165		693	—		858
Auto Components	—		3,311	—		3,311
Automobiles	—		8,076	—		8,076
Banks	—		33,164	—		33,164
Beverages	—		6,268	—		6,268
Biotechnology	—		971	—		971
Building Products	—		1,941	—		1,941
Capital Markets	—		6,758	—		6,758
Chemicals	—		5,885	—		5,885
Commercial Services & Supplies	—		1,129	—		1,129
Communications Equipment	—		2,327	—		2,327
Construction & Engineering	—		2,301	—		2,301
Construction Materials	—		2,093	—		2,093
Consumer Finance	—		133	—		133
Containers & Packaging	—		350	—		350
Diversified Consumer Services	—		47	—		47
Diversified Financial Services	—		3,232	—	†	3,232	†
Diversified Telecommunication Services	—		7,587	—		7,587
Electric Utilities	—	@	2,128	—		2,128
Electrical Equipment	—		3,687	—		3,687
Electronic Equipment, Instruments & Components	—		3,959	—		3,959
Energy Equipment & Services	—		110	—		110
Food & Staples Retailing	—		4,462	—		4,462
Food Products	—		6,227	—		6,227
Gas Utilities	—		983	—		983
Health Care Equipment & Supplies	—		2,783	—		2,783
Health Care Providers & Services	—		874	—		874
Hotels, Restaurants & Leisure	—		3,353	—		3,353
Household Durables	—		5,118	—		5,118
Household Products	—		2,302	—		2,302
Industrial Conglomerates	—		2,570	—		2,570
Information Technology Services	—		1,641	—		1,641
Insurance	—		11,299	—		11,299
Internet & Catalog Retail	—		408	—		408
Internet Software & Services	—		821	—		821
Leisure Products	—		756	—		756
Life Sciences Tools & Services	—		490	—		490
Machinery	—		5,123	—		5,123
Marine	—		1,155	—		1,155
Media	179		7,541	—		7,720
Metals & Mining	—		3,298	—		3,298
Multi-Utilities	—		2,748	—		2,748
Multi-line Retail	—		1,429	—		1,429
Oil, Gas & Consumable Fuels	—		9,777	—		9,777
Paper & Forest Products	—		606	—		606
Personal Products	—		4,771	—		4,771
Pharmaceuticals	—		25,540	—		25,540
Professional Services	—		1,961	—		1,961
Real Estate Investment Trusts (REITs)	—		4,389	—		4,389
Real Estate Management & Development	—		3,985	—		3,985
Road & Rail	—		3,615	—		3,615
Semiconductors & Semiconductor Equipment	—		3,052	—		3,052

Software	—	2,300	—		2,300
Specialty Retail	—	2,608	—		2,608
Tech Hardware, Storage & Peripherals	—	1,694	—		1,694
Textiles, Apparel & Luxury Goods	—	3,019	—		3,019
Tobacco	—	4,964	—		4,964
Trading Companies & Distributors	—	1,883	—		1,883
Transportation Infrastructure	—	549	—		549
Water Utilities	—	149	—		149
Wireless Telecommunication Services	—	4,051	—		4,051
Total Common Stocks	344	243,827	—	†	244,171	†
Short-Term Investments
Investment Company	22,795	—	—		22,795
Repurchase Agreements	—	1,054	—		1,054
Total Short-Term Investments	22,795	1,054	—		23,849
Foreign Currency Forward Exchange Contracts	—	37	—		37
Total Assets	23,139	244,918	—	†	268,057	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(239)	—		(239)
Futures Contracts	(635)	—	—		(635)
Total Liabilities	(635)	(239)	—		(874)
Total	$22,504	$244,679	$—	†	$267,183	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Aerospace & Defense	$5	$16		$—	$21
Automobiles	—	49		—	49
Banks	41	290		—	331
Chemicals	—	61		—	61
Commercial Services & Supplies	—	21		—	21
Construction & Engineering	22	9		—	31
Distributors	—	21		—	21
Diversified Consumer Services	9	—		—	9
Diversified Financial Services	—	87		—	87
Diversified Telecommunication Services	—	47		—	47
Electronic Equipment, Instruments & Components	—	98		—	98
Food Products	—	81		—	81
Health Care Providers & Services	—	39		—	39
Hotels, Restaurants & Leisure	—	12		—	12
Household Durables	—	39		—	39
Independent Power Producers & Energy Traders	—	14		—	14
Industrial Conglomerates	—	133		—	133
Insurance	—	116		—	116
Internet & Catalog Retail	22	9		—	31
Internet Software & Services	12	194		—	206
Media	—	10		—	10
Multi-Utilities	—	23		—	23
Multi-line Retail	—	18		—	18
Personal Products	—	52		—	52
Pharmaceuticals	—	72		—	72
Real Estate Management & Development	—	88		—	88
Semiconductors & Semiconductor Equipment	2	193		—	195
Specialty Retail	—	66		—	66
Tech Hardware, Storage & Peripherals	—	193		—	193
Textiles, Apparel & Luxury Goods	—	98		—	98
Trading Companies & Distributors	—	7		—	7
Transportation Infrastructure	—	17		—	17
Wireless Telecommunication Services	—	157		—	157
Total Common Stocks	113	2,330		—	2,443
Investment Companies	146	66		—	212
Participation Notes	—	141		—	141
Short-Term Investment
Investment Company	25	—		—	25
Foreign Currency Forward Exchange Contract	—	—	@	—	—	@
Total Assets	284	2,537		—	2,821
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(1)		—	(1)
Total	$284	$2,536		$—	$2,820

@            Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$703	$3,094	$—	$3,797
Airlines	1,667	—	—	1,667
Automobiles	—	21,038	—	21,038
Banks	34,098	113,802	—	147,900
Beverages	18,343	1,266	—	19,609
Chemicals	5,255	9,980	—	15,235
Construction & Engineering	—	8,907	—	8,907
Construction Materials	15,300	10,764	—	26,064
Consumer Finance	—	8,360	—	8,360
Diversified Consumer Services	3,263	—	—	3,263
Diversified Financial Services	4,300	17,442	—	21,742
Diversified Telecommunication Services	2,992	5,810	—	8,802
Electronic Equipment, Instruments & Components	—	22,018	—	22,018
Food & Staples Retailing	4,984	12,749	—	17,733
Food Products	17,280	15,539	—	32,819
Health Care Providers & Services	—	8,845	—	8,845
Hotels, Restaurants & Leisure	5,753	3,564	—	9,317
Household Durables	—	22,060	—	22,060
Independent Power Producers & Energy Traders	—	2,823	—	2,823
Industrial Conglomerates	9,724	19,020	—	28,744
Information Technology Services	—	5,571	—	5,571
Insurance	—	35,631	—	35,631
Internet & Catalog Retail	4,609	—	—	4,609
Internet Software & Services	10,864	37,583	—	48,447
Machinery	—	14,792	—	14,792
Media	—	18,704	—	18,704
Multi-line Retail	8,835	6,977	—	15,812
Oil, Gas & Consumable Fuels	4,332	21,477	—	25,809
Paper & Forest Products	—	9,245	—	9,245
Personal Products	—	17,672	—	17,672
Pharmaceuticals	—	22,287	—	22,287
Professional Services	—	6,062	—	6,062
Real Estate Management & Development	—	8,433	—	8,433
Road & Rail	—	3,912	—	3,912
Semiconductors & Semiconductor Equipment	654	37,179	—	37,833
Software	—	4,775	—	4,775
Specialty Retail	—	9,190	—	9,190
Tech Hardware, Storage & Peripherals	—	39,777	—	39,777
Textiles, Apparel & Luxury Goods	—	28,600	—	28,600
Trading Companies & Distributors	—	2,050	—	2,050
Transportation Infrastructure	—	5,082	—	5,082
Wireless Telecommunication Services	—	57,045	—	57,045
Total Common Stocks	152,956	699,125	—	852,081
Investment Company	—	4,459	—	4,459
Short-Term Investments
Investment Company	35,613	—	—	35,613
Repurchase Agreements	—	3,361	—	3,361
Total Short-Term Investments	35,613	3,361	—	38,974
Foreign Currency Forward Exchange Contract	—	243	—	243
Total Assets	188,569	707,188	—	895,757
Liabilities:
Foreign Currency Forward Exchange Contract	—	(300)	—	(300)
Total	$188,569	$706,888	$—	$895,457

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Banks	$1,964	$1,205	$—	$3,169
Beverages	1,392	2,831	—	4,223
Diversified Telecommunication Services	—	432	—	432
Food & Staples Retailing	—	2,362	—	2,362
Food Products	495	804	—	1,299
Health Care Providers & Services	—	902	—	902
Hotels, Restaurants & Leisure	1,004	1,189	—	2,193
Insurance	—	1,358	—	1,358
Internet Software & Services	—	1,280	—	1,280
Media	—	647	—	647
Multi-line Retail	—	422	—	422
Professional Services	—	1,290	—	1,290
Textiles, Apparel & Luxury Goods	—	2,793	—	2,793
Tobacco	—	1,048	—	1,048
Total Common Stocks	4,855	18,563	—	23,418
Participation Notes	—	4,541	—	4,541
Short-Term Investment
Investment Company	1,581	—	—	1,581
Total Assets	$6,436	$23,104	$—	$29,540

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$3,381	$—	$3,381
Banks	29,666	253,541	—	283,207
Beverages	6,787	24,466	—	31,253
Construction Materials	—	48,481	—	48,481
Diversified Financial Services	—	14,592	—	14,592
Diversified Telecommunication Services	9,080	—	—	9,080
Electric Utilities	—	8,584	—	8,584
Food Products	—	49,137	—	49,137
Health Care Providers & Services	—	20,476	—	20,476
Industrial Conglomerates	—	10,569	—	10,569
Oil, Gas & Consumable Fuels	11,578	3,399	—	14,977
Pharmaceuticals	—	1,670	—	1,670
Wireless Telecommunication Services	—	34,056	—	34,056
Total Common Stocks	57,111	472,352	—	529,463
Participation Notes	—	61,091	—	61,091
Short-Term Investment
Investment Company	4,567	—	—	4,567
Total Assets	$61,678	$533,443	$—	$595,121

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$222	$65	$—	$287
Chemicals	—	37	—	37
Commercial Services & Supplies	—	40	—	40
Diversified Financial Services	123	62	—	185
Food & Staples Retailing	151	—	—	151
Food Products	290	81	—	371
Hotels, Restaurants & Leisure	98	—	—	98
Household Products	—	101	—	101
Industrial Conglomerates	—	49	—	49
Information Technology Services	133	—	—	133
Internet & Catalog Retail	382	—	—	382
Internet Software & Services	747	87	—	834
Life Sciences Tools & Services	51	—	—	51
Machinery	—	46	—	46
Media	112	173	—	285
Pharmaceuticals	190	—	—	190
Professional Services	—	37	—	37
Specialty Retail	—	51	—	51
Tech Hardware, Storage & Peripherals	75	—	—	75
Textiles, Apparel & Luxury Goods	—	227	—	227
Total Common Stocks	2,574	1,056	—	3,630
Call Options Purchased	—	10	—	10
Short-Term Investment
Investment Company	293	—	—	293
Total Assets	$2,867	$1,066	$—	$3,933

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$685	$—	$—	$685
Capital Markets	—	137	—	137
Commercial Services & Supplies	—	173	—	173
Construction Materials	155	—	—	155
Diversified Consumer Services	71	—	—	71
Diversified Financial Services	—	369	—	369
Health Care Technology	38	—	—	38
Hotels, Restaurants & Leisure	102	—	—	102
Household Durables	103	—	—	103
Industrial Conglomerates	—	227	—	227
Information Technology Services	295	—	—	295
Insurance	143	—	—	143
Internet & Catalog Retail	79	61	—	140
Internet Software & Services	421	33	51	505
Machinery	1,230	—	—	1,230
Metals & Mining	34	—	—	34
Oil, Gas & Consumable Fuels	59	—	—	59
Real Estate Management & Development	54	—	—	54
Software	235	—	—	235
Textiles, Apparel & Luxury Goods	—	674	—	674
Total Common Stocks	3,704	1,674	51	5,429
Preferred Stocks	—	—	745	745
Convertible Preferred Stock	—	—	5	5
Participation Note	6	—	—	6
Call Options Purchased	110	—	—	110
Short-Term Investments
Investment Company	208	—	—	208
Repurchase Agreements	—	2	—	2
Total Short-Term Investments	208	2	—	210
Total Assets	$4,028	$1,676	$801	$6,505

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$52	$534	$5
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(1)	211	(—@	)
Realized gains (losses)	—	—	—
Ending Balance	$51	$745	$5

Net change in unrealized appreciation (depreciation) from investments still held as of Sepetember 30, 2015	$(1)	$211	$ (—@	)

@    Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable							Valuation from an
Global Discovery	September 30, 2015 (000)	Technique	Input	Range				Selected Value		Increase in Input
Hotels, Restaurants & Leisure
Preferred Stock	$115	Market Transaction Method	Pending Precedent Transaction	$33.32		$33.32		$33.32		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%		20.0%		19.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.2	x	7.7	x	5.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet & Catalog Retail
Preferred Stocks	$178	Market Transaction Method	Issuance Price of Financing	$93.09		$93.09		$93.09		Increase
	$260	Market Transaction Method	Precedent Transaction	$142.24		$142.24		$142.24		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	3.5%		4.5%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6	x	6.0	x	4.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Internet Software & Services
Common Stock	$51	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$5	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9	x	18.2	x	12.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stocks	$78	Market Transaction Method	Pending Precedent Transaction	$8.43		$8.43		$8.43		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	13.6	x	18.0	x	18.0	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$45	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42		$11.42		$11.42		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%		20.5%		19.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.2	x	12.8	x	12.5	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease
	$69	Market Transaction Method	Issuance Price of Financing	$11.38		$11.38		$11.38		Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$—	$16,670	$—	$16,670
Diversified Financial Services	5,213	—	—	5,213
Food Products	25,434	49,106	—	74,540
Household Products	11,194	37,977	—	49,171
Industrial Conglomerates	9,075	—	—	9,075
Information Technology Services	54,536	—	—	54,536
Media	59,471	12,266	—	71,737
Personal Products	—	34,916	—	34,916
Pharmaceuticals	—	12,891	—	12,891
Professional Services	—	9,434	—	9,434
Software	40,598	9,680	—	50,278
Textiles, Apparel & Luxury Goods	12,009	—	—	12,009
Tobacco	41,218	56,312	—	97,530
Total Common Stocks	258,748	239,252	—	498,000
Short-Term Investment
Investment Company	9,476	—	—	9,476
Total Assets	$268,224	$239,252	$—	$507,476

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$250	$—		$—	$250
Beverages	—	32		—	32
Capital Markets	—	41		—	41
Chemicals	24	—		—	24
Construction Materials	15	—		—	15
Diversified Consumer Services	22	—		—	22
Diversified Financial Services	—	130		—	130
Food Products	—	79		—	79
Health Care Equipment & Supplies	73	—		—	73
Health Care Technology	4	—		—	4
Hotels, Restaurants & Leisure	—	24		—	24
Household Durables	78	—		—	78
Industrial Conglomerates	—	81		—	81
Information Technology Services	76	—		—	76
Insurance	82	—		—	82
Internet & Catalog Retail	17	26		—	43
Internet Software & Services	82	91		—	173
Machinery	106	—		—	106
Media	54	38		—	92
Metals & Mining	31	75		—	106
Oil, Gas & Consumable Fuels	17	—		—	17
Real Estate Management & Development	10	—		—	10
Road & Rail	2	—		—	2
Software	36	—		—	36
Specialty Retail	—	15		—	15
Textiles, Apparel & Luxury Goods	—	158		—	158
Transportation Infrastructure	—	26		—	26
Total Common Stocks	979	816		—	1,795
Participation Note	2	—		—	2
Short-Term Investments
Investment Company	4	—		—	4
Repurchase Agreements	—	—	@	—	—	@
Total Short-Term Investments	4	—	@	—	4
Total Assets	$985	$816		$—	$1,801

@    Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$—	$2,101		$—		$2,101
Biotechnology	—	2,309		—		2,309
Capital Markets	4,887	—		—		4,887
Chemicals	1,883	3,427		—		5,310
Diversified Consumer Services	5,088	—		—		5,088
Electric Utilities	2,277	—		—		2,277
Food Products	—	2,899		—		2,899
Hotels, Restaurants & Leisure	—	2,580		—		2,580
Information Technology Services	30,339	—		—		30,339
Insurance	1,720	—		—		1,720
Internet & Catalog Retail	15,345	—		—		15,345
Internet Software & Services	20,918	6,372		—		27,290
Marine	—	2,045		—		2,045
Media	—	6,540		—		6,540
Multi-Utilities	—	—		—	†	—	†
Road & Rail	—	6,418		—		6,418
Specialty Retail	—	2,666		—		2,666
Textiles, Apparel & Luxury Goods	—	3,829		—		3,829
Total Common Stocks	82,457	41,186		—	†	123,643	†
Preferred Stocks	—	—		515		515
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	3,988		—		3,988
Call Options Purchased	—	115		—		115
Short-Term Investment
Investment Company	13,648	—		—		13,648
Total Assets	$96,105	$45,289		$515	†	$141,909	†

@    Value is less than $500.

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$—	†	$382	$—	@
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	(—@	)
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	—		133	(—@	)
Realized gains (losses)	—		—	—
Ending Balance	$—	†	$515	$—
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—		$133	$ (—@	)

@    Value is less than $500.

†      Includes one security which was valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Global Opportunity	September 30, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input

Internet & Catalog Retail
Preferred Stocks	$210	Market Transaction Method	Issuance Price of Financing	$93.09	$93.09	$93.09	Increase
	$305	Market Transaction Method	Precedent Transaction	$142.24	$142.24	$142.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6x	6.0x	4.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$84,402	$552,786	$—	†	$637,188	†
Health Care	73,140	—	—		73,140
Industrial	29,970	40,346	1,386		71,702
Lodging/Resorts	149,810	—	—		149,810
Mixed Industrial/Office	24,917	9,352	—		34,269
Office	147,818	148,493	—		296,311
Residential	259,757	41,720	—		301,477
Retail	394,169	203,860	—		598,029
Self Storage	80,380	—	—		80,380
Total Common Stocks	1,244,363	996,557	1,386	†	2,242,306	†
Short-Term Investment
Investment Company	18,474	—	—		18,474
Total Assets	$1,262,837	$996,557	$1,386	†	$2,260,780	†

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$6,673 †
Purchases	—
Sales	(6,266)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(306)
Change in unrealized appreciation (depreciation)	(3,365)
Realized gains (losses)	4,650
Ending Balance	$1,386 †
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$31

†      Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

	Fair Value at	Valuation	Unobservable
Global Real Estate	September 30, 2015 (000)	Technique	Input
Industrial
Common Stock	$1,386	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$—	$248	$—	$248
Diversified Financial Services	95	—	—	95
Food Products	534	1,123	—	1,657
Household Products	203	955	—	1,158
Industrial Conglomerates	721	122	—	843
Information Technology Services	1,445	—	—	1,445
Insurance	—	189	—	189
Internet Software & Services	796	—	—	796
Media	1,719	434	—	2,153
Personal Products	—	821	—	821
Pharmaceuticals	646	2,351	—	2,997
Professional Services	435	131	—	566
Software	1,024	226	—	1,250
Textiles, Apparel & Luxury Goods	358	—	—	358
Tobacco	756	1,209	—	1,965
Total Common Stocks	8,732	7,809	—	16,541
Short-Term Investment
Investment Company	398	—	—	398
Total Assets	$9,130	$7,809	$—	$16,939

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$—	$231	$—	$231
Capital Markets	40	73	—	113
Commercial Services & Supplies	—	23	—	23
Diversified Consumer Services	92	—	—	92
Diversified Telecommunication Services	—	37	—	37
Electric Utilities	87	—	—	87
Energy Equipment & Services	—	58	—	58
Food Products	—	275	—	275
Household Products	—	104	—	104
Information Technology Services	362	—	—	362
Insurance	37	—	—	37
Internet & Catalog Retail	104	—	—	104
Internet Software & Services	—	72	—	72
Marine	—	86	—	86
Media	—	173	—	173
Professional Services	—	83	—	83
Real Estate Management & Development	53	—	—	53
Road & Rail	—	232	—	232
Specialty Retail	—	61	—	61
Textiles, Apparel & Luxury Goods	—	369	—	369
Total Common Stocks	775	1,877	—	2,652
Participation Notes	—	197	—	197
Call Options Purchased	—	13	—	13
Short-Term Investment
Investment Company	155	—	—	155
Total Assets	$930	$2,087	$—	$3,017

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$62,211	$—	$62,211
Auto Components	—	156,931	—	156,931
Automobiles	—	110,377	—	110,377
Banks	—	249,903	—	249,903
Beverages	—	119,019	—	119,019
Capital Markets	—	90,342	—	90,342
Chemicals	—	110,830	—	110,830
Commercial Services & Supplies	—	5,300	—	5,300
Construction Materials	—	103,185	—	103,185
Diversified Telecommunication Services	—	124,362	—	124,362
Electronic Equipment, Instruments & Components	—	108,737	—	108,737
Energy Equipment & Services	—	5,985	—	5,985
Food & Staples Retailing	—	44,119	—	44,119
Food Products	—	213,366	—	213,366
Health Care Equipment & Supplies	—	29,459	—	29,459
Household Durables	—	25,358	—	25,358
Household Products	—	213,128	—	213,128
Industrial Conglomerates	—	49,717	—	49,717
Insurance	—	353,039	—	353,039
Machinery	—	25,806	—	25,806
Media	—	156,532	—	156,532
Metals & Mining	59,066	—	—	59,066
Oil, Gas & Consumable Fuels	—	138,681	—	138,681
Personal Products	—	188,350	—	188,350
Pharmaceuticals	—	694,476	—	694,476
Professional Services	—	53,601	—	53,601
Real Estate Management & Development	—	53,595	—	53,595
Semiconductors & Semiconductor Equipment	—	17,452	—	17,452
Software	—	59,375	—	59,375
Tobacco	—	437,277	—	437,277
Trading Companies & Distributors	—	165,066	—	165,066
Wireless Telecommunication Services	—	22,456	—	22,456
Total Common Stocks	59,066	4,188,035	—	4,247,101
Short-Term Investments
Investment Company	99,308	—	—	99,308
Repurchase Agreements	—	3,588	—	3,588
Total Short-Term Investments	99,308	3,588	—	102,896
Foreign Currency Forward Exchange Contract	—	509	—	509
Total Assets	$158,374	$4,192,132	$—	$4,350,506

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Beverages	$—	$707		$—		$707
Biotechnology	—	710		—		710
Capital Markets	404	733		—		1,137
Diversified Consumer Services	1,173	—		—		1,173
Electric Utilities	825	—		—		825
Energy Equipment & Services	—	354		—		354
Food Products	—	1,998		—		1,998
Household Products	—	556		—		556
Information Technology Services	4,269	—		—		4,269
Insurance	533	—		—		533
Internet & Catalog Retail	2,051	—		—		2,051
Internet Software & Services	974	1,592		—		2,566
Marine	—	692		—		692
Media	—	1,566		—		1,566
Multi-Utilities	—	—		—	†	—	†
Professional Services	—	564		—		564
Real Estate Management & Development	516	—		—		516
Road & Rail	—	1,949		—		1,949
Specialty Retail	—	582		—		582
Textiles, Apparel & Luxury Goods	—	2,924		—		2,924
Total Common Stocks	10,745	14,927		—	†	25,672	†
Preferred Stock	—	—		216		216
Convertible Preferred Stock	—	—	@	—		—	@
Participation Notes	—	1,147		—		1,147
Call Options Purchased	—	36		—		36
Short-Term Investment
Investment Company	2,235	—		—		2,235
Total Assets	$12,980	$16,110		$216	†	$29,306	†

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Preferred Stock (000)	Convertible Preferred Stock (000)
Beginning Balance	$—	†	$190	$—	@
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	(—@	)
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	—		26	(—@	)
Realized gains (losses)	—		—	—
Ending Balance	$—	†	$216	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—		$26	$ (—@	)

@            Value is less than $500.

†                 Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable			Selected	Valuation from an
International Opportunity	September 30, 2015 (000)	Technique	Input	Range		Value	Increase in Input

Internet & Catalog Retail
Preferred Stock	$216	Market Transaction Method	Precedent Transaction	$142.24	$142.24	$142.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6x	6.0x	4.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$—	$48,407	$—	†	$48,407	†
Industrial	—	3,560	—		3,560
Mixed Industrial/Office	—	832	—		832
Office	—	13,184	—		13,184
Residential	—	3,767	—		3,767
Retail	—	18,246	—		18,246
Total Common Stocks	—	87,996	—	†	87,996	†
Short-Term Investment
Investment Company	83	—	—		83
Total Assets	$83	$87,996	$—	†	$88,079	†

†            Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$—

†                 Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$—	$8,341	$—	$8,341
Communications	40,219	5,269	—	45,488
Diversified	—	14,482	—	14,482
Electricity Transmission & Distribution	22,543	18,926	—	41,469
Oil & Gas Storage & Transportation	125,085	6,864	—	131,949
PPA Contracted Renewables	20,181	8,316	—	28,497
Railroads	2,827	—	—	2,827
Toll Roads	5,575	29,599	—	35,174
Water	2,997	27,728	—	30,725
Total Common Stocks	219,427	119,525	—	338,952
Short-Term Investments
Investment Company	5,636	—	—	5,636
Repurchase Agreements	—	104	—	104
Total Short-Term Investments	5,636	104	—	5,740
Total Assets	$225,063	$119,629	$—	$344,692

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Beverages	$1,389	$—	$—	$1,389
Diversified Financial Services	1,976	—	—	1,976
Food & Staples Retailing	1,929	—	—	1,929
Food Products	3,482	—	—	3,482
Hotels, Restaurants & Leisure	1,608	—	—	1,608
Household Products	487	—	—	487
Information Technology Services	1,967	—	—	1,967
Insurance	333	—	—	333
Internet & Catalog Retail	2,922	—	—	2,922
Internet Software & Services	6,725	—	—	6,725
Life Sciences Tools & Services	698	—	—	698
Media	1,132	479	—	1,611
Personal Products	489	—	—	489
Pharmaceuticals	1,749	—	—	1,749
Specialty Retail	472	—	—	472
Tech Hardware, Storage & Peripherals	993	—	—	993
Textiles, Apparel & Luxury Goods	266	768	—	1,034
Total Common Stocks	28,617	1,247	—	29,864
Call Options Purchased	—	73	—	73
Short-Term Investment
Investment Company	2,101	—	—	2,101
Total Assets	$30,718	$1,320	$—	$32,038

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Automobiles	$160,790	$—	$—	$160,790
Beverages	100,952	—	—	100,952
Biotechnology	60,575	—	—	60,575
Chemicals	32,822	—	—	32,822
Consumer Finance	23,297	—	—	23,297
Diversified Financial Services	122,737	—	—	122,737
Electrical Equipment	12,857	—	—	12,857
Food & Staples Retailing	49,894	—	—	49,894
Food Products	118,139	—	—	118,139
Health Care Equipment & Supplies	124,355	—	—	124,355
Health Care Technology	35,516	—	—	35,516
Hotels, Restaurants & Leisure	90,605	—	—	90,605
Information Technology Services	157,360	—	—	157,360
Internet & Catalog Retail	506,521	—	—	506,521
Internet Software & Services	743,374	—	—	743,374
Life Sciences Tools & Services	156,274	—	—	156,274
Media	—	50,852	18,088	68,940
Pharmaceuticals	259,763	—	—	259,763
Software	228,513	—	—	228,513
Tech Hardware, Storage & Peripherals	104,972	—	—	104,972
Textiles, Apparel & Luxury Goods	42,087	—	—	42,087
Total Common Stocks	3,131,403	50,852	18,088	3,200,343
Preferred Stocks	—	—	82,392	82,392
Call Options Purchased	—	7,456	—	7,456
Short-Term Investments
Investment Company	106,210	—	—	106,210
Repurchase Agreements	—	2,086	—	2,086
Total Short-Term Investments	106,210	2,086	—	108,296
Total Assets	$3,237,613	$60,394	$100,480	$3,398,487

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Common Stock (000)	Preferred Stocks (000)
Beginning Balance	$20,513	$57,634
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(2,425)	24,758
Realized gains (losses)	—	—
Ending Balance	$18,088	$82,392

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(2,425)	$24,758

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Growth	September 30, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input

Internet & Catalog Retail
Preferred Stocks	$47,192	Market Transaction Method	Issuance Price of Financing	$93.09	$93.09	$93.09	Increase

	$28,237	Market Transaction Method	Precedent Transaction	$142.24	$142.24	$142.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6x	6.0x	4.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Internet Software & Services
Preferred Stock	$6,963	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10	$19.10	$19.10	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9x	18.2x	12.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Media
Common Stock	$18,088	Market Transaction Method	Precedent Transaction	$2,119.29	$2,119.29	$2,119.29	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	17.0%	16.0%	Decrease
			Perpetual Growth Rate	3.0%	5.0%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5x	7.2x	5.9x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$338		$—	$—	$338
Beverages	6		—	—	6
Chemicals	92		—	—	92
Commercial Services & Supplies	49		—	—	49
Diversified Financial Services	184		—	—	184
Electrical Equipment	45		—	—	45
Health Care Equipment & Supplies	108		—	—	108
Health Care Technology	6		—	—	6
Hotels, Restaurants & Leisure	32		—	—	32
Household Durables	102		—	—	102
Industrial Conglomerates	107		—	—	107
Information Technology Services	114		—	—	114
Insurance	279		—	—	279
Internet Software & Services	131		—	—	131
Leisure Products	27		—	—	27
Machinery	377		—	—	377
Media	130		—	—	130
Metals & Mining	22		—	—	22
Software	106		—	—	106
Trading Companies & Distributors	91		—	—	91
Total Common Stocks	2,346		—	—	2,346
Warrant	—	@	—	—	—	@
Short-Term Investments
Investment Company	115		—	—	115
Repurchase Agreements	—		1	—	1
Total Short-Term Investments	115		1	—	116
Total Assets	$2,461		$1	$—	$2,462

@       Value is less than $500.

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Opportunity
Assets:
Common Stocks
Aerospace & Defense	$4,686	$—	$—	$4,686
Air Freight & Logistics	3,170	—	—	3,170
Beverages	—	3,376	—	3,376
Capital Markets	9,890	—	—	9,890
Chemicals	6,904	—	—	6,904
Diversified Consumer Services	7,568	—	—	7,568
Diversified Financial Services	11,716	—	—	11,716
Information Technology Services	52,103	—	—	52,103
Insurance	3,111	—	—	3,111
Internet & Catalog Retail	36,894	—	—	36,894
Internet Software & Services	56,390	2,831	—	59,221
Media	—	2,471	—	2,471
Road & Rail	—	7,910	—	7,910
Textiles, Apparel & Luxury Goods	—	3,298	—	3,298
Total Common Stocks	192,432	19,886	—	212,318
Preferred Stock	—	—	3,434	3,434
Participation Note	—	7,290	—	7,290
Call Options Purchased	—	483	—	483
Short-Term Investment
Investment Company	20,548	—	—	20,548
Total Assets	$212,980	$27,659	$3,434	$244,073

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Opportunity	Preferred Stock (000)
Beginning Balance	$1,860
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,574
Realized gains (losses)	—
Ending Balance	$3,434

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$1,574

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Opportunity	September 30, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input

Internet & Catalog Retail
Preferred Stock	$3,434	Market Transaction Method	Issuance Price of Financing	$93.09	$93.09	$93.09	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Aerospace & Defense	$49,481	$—		$—		$49,481
Air Freight & Logistics	30,033	—		—		30,033
Biotechnology	58,581	—		—		58,581
Capital Markets	79,130	—		—		79,130
Chemicals	9,502	—		—		9,502
Consumer Finance	28,703	—		—		28,703
Electronic Equipment, Instruments & Components	11,397	—		—		11,397
Health Care Equipment & Supplies	8,887	—		—		8,887
Health Care Providers & Services	52,613	—		—		52,613
Health Care Technology	148,163	—		—		148,163
Hotels, Restaurants & Leisure	101,525	—		—		101,525
Internet & Catalog Retail	106,167	18,634		—		124,801
Internet Software & Services	319,427	23,773		—		343,200
Machinery	39,650	—		—		39,650
Media	—	—		10,056		10,056
Multi-line Retail	7,555	—		—		7,555
Multi-Utilities	—	—		—	†	—	†
Pharmaceuticals	14,039	—		—		14,039
Professional Services	95,212	—		—		95,212
Software	138,304	4,993		—		143,297
Specialty Retail	106,993	—		—		106,993
Total Common Stocks	1,405,362	47,400		10,056	†	1,462,818	†
Preferred Stocks	—	—		131,372		131,372
Convertible Preferred Stock	—	—	@	—		—	@
Participation Note	546	—		—		546
Promissory Notes	—	—		706		706
Call Options Purchased	—	4,119		—		4,119
Short-Term Investments
Investment Company	272,397	—		—		272,397
Repurchase Agreements	—	42,088		—		42,088
Total Short-Term Investments	272,397	42,088		—		314,485
Total Assets	$1,678,305	$93,607		$142,134	†	$1,914,046	†

@       Value is less than $500.

†            Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)		Promissory Notes (000)
Beginning Balance	$11,405	†	$100,162	$—	@	$706
Purchases	—		—	—		—
Sales	—		—	—		—
Amortization of discount	—		—	—		(14)
Transfers in	—		—	—		—
Transfers out	—		—	(—@	)	—
Corporate actions	—		—	—		—
Change in unrealized appreciation (depreciation)	(1,349)		31,210	(—@	)	14
Realized gains (losses)	—		—	—		—
Ending Balance	$10,056	†	$131,372	$—		$706

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$(1,349)		$31,210	$ (—@	)	$14

@            Value is less than $500.

†                 Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

							Impact to
	Fair Value at	Valuation	Unobservable				Valuation from an
Small Company Growth	September 30, 2015 (000)	Technique	Input	Range		Selected Value	Increase in Input

Health Care Technology
Preferred Stock	$8,761	Market Transaction Method	Precedent Transaction of Preferred Stock	$2.79	$2.79	$2.79	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	19.0%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.5x	19.4x	19.4x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$27,600	Market Transaction Method	Pending Precedent Transaction	$33.32	$33.32	$33.32	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.0%	20.0%	19.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	5.2x	7.7x	5.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Internet & Catalog Retail
Preferred Stock	$56,700	Market Transaction Method	Precedent Transaction	$142.24	$142.24	$142.24	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.6x	6.0x	4.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Internet Software & Services
Preferred Stocks	$7,266	Market Transaction Method	Precedent Transaction of Preferred Stock	$4.82	$4.82	$4.82	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	21.5%	23.5%	22.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.3x	19.6x	19.6x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

	$420	Market Transaction Method	Precedent Transaction	$0.99	$0.99	$0.99	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.5%	18.5%	17.5%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.5x	6.3x	3.8x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Preferred Stock - Escrow	$27		Discount for Escrow	54.8%	54.8%	54.8%	Decrease

Promissory Note	$695	Market Transaction	Valuation at Issuance as a Percentage of Principal	100.0%	100.0%	100%	Increase
			Cost of Debt	14.1%	14.1%	14.1%	Decrease
			Valuation as a Percentage of Principal	87.6%	87.6%	87.6%	Increase

Promissory Note - Escrow	$11	Market Transaction	Valuation as a Percentage of Principal	39.6%	39.6%	39.6%	Increase

Media
Common Stock	$10,056	Market Transaction Method	Precedent Transaction	$2,119.29	$2,119.29	$2,119.29	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	17.0%	16.0%	Decrease
			Perpetual Growth Rate	3.0%	5.0%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.5x	7.2x	5.9x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Software
Preferred Stocks	$21,920	Market Transaction Method	Pending Precedent Transaction	$8.43	$8.43	$8.43	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	13.6x	18.0x	18.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

	$8,317	Market Transaction Method	Precedent Transaction of Preferred Stock	$11.42	$11.42	$11.42	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	18.5%	20.5%	19.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.2x	12.8x	12.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Tobacco
Preferred Stock	$361	Market Transaction Method	Pending Transaction	$0.96	$0.96	$0.96	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$160,025	$—	$—	$160,025
Diversified	59,031	—	—	59,031
Health Care	55,544	—	—	55,544
Industrial	18,932	—	13,548	32,480
Lodging/Resorts	104,810	—	—	104,810
Manufactured Homes	8,520	—	—	8,520
Mixed Industrial/Office	11,047	—	—	11,047
Office	107,222	—	5,626	112,848
Regional Malls	157,643	—	—	157,643
Retail Free Standing	24,241	—	—	24,241
Self Storage	57,712	—	—	57,712
Shopping Centers	78,519	—	—	78,519
Total Common Stocks	843,246	—	19,174	862,420
Short-Term Investment
Investment Company	8,757	—	—	8,757
Total Assets	$852,003	$—	$19,174	$871,177

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$37,224
Purchases	—
Sales	(19,800)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,944)
Change in unrealized appreciation (depreciation)	(8,413)
Realized gains (losses)	12,107
Ending Balance	$19,174

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2015	$1,233

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2015.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	September 30, 2015 (000)	Technique	Input
Industrial
Common Stocks	$13,548	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

Office
Common Stocks	$5,626	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,489	$—	$1,489
Sovereign	—	18,983	—	18,983
Total Fixed Income Securities	—	20,472	—	20,472
Warrant	—	5	—	5
Short-Term Investment
Investment Company	795	—	—	795
Foreign Currency Forward Exchange Contracts	—	24	—	24
Total Assets	795	20,501	—	21,296
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(6)	—	(6)
Total	$795	$20,495	$—	$21,290

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, securities transferred from Level 1 to Level 2. Securities that were valued using unadjusted quoted prices at December 31, 2014 were valued using other significant observable inputs at September 30, 2015. The values of the transfers were approximately as follows:

Multi-Asset	Active International Allocation	Frontier Emerging Markets	Global Real Estate
$7,000	$2,118,000	$39,429,000	$2,290,000

International Real Estate
$205,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, securities transferred from Level 2 to Level 1. Securities that were valued using significant other inputs at December 31, 2014 were valued using unadjusted quoted prices at September 30, 2015. The values of the transfers were approximately as follows:

Active International Allocation		Emerging Markets	Global Discovery	Global Insight
$	—@	$52,597,000	$209,000	$33,000

Global Opportunity	Global Real Estate	International Advantage	International Opportunity
$1,910,000	$7,715,000	$40,000	$404,000

Global Infrastructure	Opportunity
$1,263,000	$2,417,000

@ Value is less than $500.

At September 30, 2015, the Fund held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2014 and was valued using other significant observable inputs at September 30, 2015. The values of the transfers were approximately as follows:

International Opportunity		Global Opportunity		Small Company Growth
$	—@	$	—@	$	—@

@ Value is less than $500.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015